Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CMGE
Entity Registrant Name	CHINA MOBILE GAMES & ENTERTAINMENT GROUP LTD
Entity Central Index Key	0001528752
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	141,457,419

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Common Class A USD ($)	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2012 Common Class B USD ($)	Dec. 31, 2012 Common Class B CNY	Dec. 31, 2011 Common Class B CNY
Current assets:
Cash and cash equivalents	$ 20,664	128,736	187,237
Short-term investments	7,223	45,000
Accounts receivable	6,697	41,726	56,121
Inventories	379	2,359	2,103
Prepayments and other current assets	6,001	37,386	24,966
Amounts due from related parties			1,349
Deferred tax assets	42	262	1,491
Total current assets	41,006	255,469	273,267
Non-current assets:
Property and equipment, net	773	4,814	5,435
Goodwill	90,663	564,841	598,358
Intangible assets, net	6,902	42,998	70,101
Prepayments	4,590	28,600
Deferred initial public offering costs			2,010
Deferred tax assets	21	129	916
Other non-current assets	55	343	343
Total non-current assets	103,004	641,725	677,163
TOTAL ASSETS	144,010	897,194	950,430
Current liabilities:
Accounts payable (including accounts payable of the variable interest entity ("VIE") without recourse to China Mobile Games and Entertainment Group Limited of RMB1,332 and RMB719 (US$115) as of December 31, 2011 and 2012, respectively)	592	3,689	9,150
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIE without recourse to China Mobile Games and Entertainment Group Limited of RMB5,020 and RMB7,352 (US$1,180) as of December 31, 2011 and 2012, respectively)	3,145	19,597	17,577
Deferred revenue (including deferred revenue of the VIE without recourse to China Mobile Games and Entertainment Group Limited primary beneficiary of RMB876 and RMB1,597 (US$256) as of December 31, 2011 and 2012, respectively)	272	1,697	3,894
Income tax payable (including income tax payable of the VIE without recourse to China Mobile Games and Entertainment Group Limited of RMB237 and nil as of December 31, 2011 and 2012, respectively)	13	76	11,115
Dividends payable			63,000
Amounts due to related parties	159	991	6,542
Total current liabilities	4,181	26,050	111,278
Non-current liabilities:
Unrecognized tax benefits (including unrecognized tax benefits of the VIE without recourse to China Mobile Games and Entertainment Group Limited of RMB4,315 and RMB4,233 (US$679) as of December 31, 2011 and 2012, respectively)	3,522	21,944	27,844
Deferred tax liabilities	1,259	7,844	12,580
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to China Mobile Games and Entertainment Group Limited of RMB2,150 and RMB2,150 (US$345) as of December 31, 2011 and 2012, respectively)	345	2,150	2,550
Total non-current liabilities	5,126	31,938	42,974
Total liabilities	9,307	57,988	154,252
Commitments and contingencies
Mezzanine equity:
Contingently redeemable ordinary shares (US$0.001 par value, 26,485,961 shares authorized; nil and 26,485,961 shares issued and outstanding as of December 31, 2011 and 2012, respectively; aggregate liquidation preference and redemption amount of RMB75,899 and RMB76,858 as of December 31, 2012, respectively)	12,337	76,858
Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 750,000,000 shares authorized; 113,112,458 and 113,577,208 shares issued and outstanding as of December 31, 2011 and 2012, respectively) Class B ordinary shares (US$0.001 par value, 250,000,000 shares authorized; 189,617,092 and 189,617,092 shares issued and outstanding as of December 31, 2011 and 2012, respectively)				116	727	724	195	1,213	1,213
Additional paid-in capital	116,564	726,200	709,815
Retained earnings	5,548	34,563	84,853
Accumulated other comprehensive loss	(67)	(420)	(427)
Total China Mobile Games and Entertainment Group Limited's equity	122,356	762,283	796,178
Noncontrolling interests	10	65
Total shareholders' equity	122,366	762,348	796,178
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	$ 144,010	897,194	950,430

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Common Class A USD ($)	Dec. 31, 2011 Common Class A	Dec. 31, 2012 Common Class B USD ($)	Dec. 31, 2011 Common Class B	Dec. 31, 2012 VIE USD ($)	Dec. 31, 2012 VIE CNY	Dec. 31, 2011 VIE CNY
Accounts payable	$ 592	3,689	9,150					$ 115	719	1,332
Accrued expenses and other current liabilities	3,145	19,597	17,577					1,180	7,352	5,020
Deferred revenue	272	1,697	3,894					256	1,597	876
Income tax payable	13	76	11,115							237
Unrecognized tax benefits	3,522	21,944	27,844					679	4,233	4,315
Other non-current liabilities	345	2,150	2,550					345	2,150	2,150
Redeemable ordinary shares, par value	$ 0.001
Redeemable ordinary shares, authorized	26,485,961	26,485,961	26,485,961
Redeemable ordinary shares, issued	26,485,961	26,485,961
Redeemable ordinary shares, outstanding	26,485,961	26,485,961
Redeemable ordinary shares, liquidation preference		75,899
Redeemable ordinary shares, redemption amount		76,858
Ordinary shares, par value				$ 0.001		$ 0.001
Ordinary shares, shares authorized				750,000,000	750,000,000	250,000,000	250,000,000
Ordinary shares, shares issued				113,577,208	113,112,458	189,617,092	189,617,092
Ordinary shares, shares outstanding				113,577,208	113,112,458	189,617,092	189,617,092

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Games USD ($)		Dec. 31, 2012 Games CNY		Dec. 31, 2011 Games CNY		Dec. 31, 2010 Games CNY		Dec. 31, 2012 Handset design USD ($)		Dec. 31, 2012 Handset design CNY		Dec. 31, 2011 Handset design CNY		Dec. 31, 2010 Handset design CNY
Net revenues
Total net revenues	$ 30,110	[1]	187,593	[1]	243,488	[1]	125,411	[1]	$ 27,638	[1]	172,185	[1]	204,794	[1]	110,071	[1]	$ 2,472	[1]	15,408	[1]	38,694	[1]	15,340	[1]
Cost of revenues
Total cost of revenues	(14,724)	[2]	(91,730)	[2]	(108,348)	[2]	(42,910)	[2]	(12,019)	[2]	(74,878)	[2]	(79,311)	[2]	(32,827)	[2]	(2,705)	[2]	(16,852)	[2]	(29,037)	[2]	(10,083)	[2]
Gross profit	15,386		95,863		135,140		82,501
Operating expenses:
Selling expenses	(2,542)		(15,838)		(7,561)		(952)
General and administrative expenses	(5,719)		(35,633)		(16,263)		(11,817)
Research and development expenses	(5,629)		(35,071)		(24,566)		(8,377)
Impairment of goodwill	(5,380)		(33,517)
Impairment of intangible assets	(1,751)		(10,910)
Listing expenses	(2,778)		(17,307)
Total operating expenses	(23,799)		(148,276)		(48,390)		(21,146)
Operating income (loss)	(8,413)		(52,413)		86,750		61,355
Interest income	237		1,474		927		70
Other income	72		451		293
Changes in fair value of contingently returnable consideration assets	4,386		27,326		39,446		(2,065)
Income (loss) before income taxes and noncontrolling interests	(3,718)		(23,162)		127,416		59,360
Income tax (expense) benefit	1,395		8,689		35,927		(18,647)
Net income (loss)	(2,323)		(14,473)		163,343		40,713
Accretion of contingently redeemable ordinary shares	(485)		(3,023)
Net income (loss) attributable to shareholders	(2,808)		(17,496)		163,343		40,713
Net income (loss) attributable to noncontrolling interests	(22)		(135)		11,837		12,215
Net income (loss) attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	(2,786)		(17,361)		151,506		28,498
Other comprehensive (loss) income:
Foreign currency translation adjustments	1		7		(278)		(111)
Other comprehensive (loss) income	1		7		(278)		(111)
Comprehensive income (loss)	(2,807)		(17,489)		163,065		40,602
Comprehensive income (loss) attributable to noncontrolling interests	(22)		(135)		11,908		12,181
Comprehensive income (loss) attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	$ (2,785)		(17,354)		151,157		28,421
Earnings (loss) per share for Class A and Class B ordinary shares:
Basic	$ (0.01)		(0.06)		0.62		0.13
Diluted	$ (0.01)		(0.06)		0.62		0.13
Weighted average number of Class A and Class B ordinary shares outstanding in computing:
Basic	302,853,059		302,853,059		244,594,415		212,500,000
Diluted	302,853,059		302,853,059		244,594,415		212,500,000

[1]	Net revenues from related parties Games 60,352 13,752 - - Handset design 298 - - - Total net revenues from related parties 60,650 13,752 - -
[2]	Cost of revenues to related parties Handset design (1,454) (774) - -

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total net revenues from related parties	13,752	60,650
Games
Total net revenues from related parties	13,752	60,352
Handset design
Total net revenues from related parties		298
Cost of revenues to related parties	(774)	(1,454)

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income (loss)	$ (2,323)	(14,473)	163,343	40,713
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of property and equipment	395	2,462	1,584	218
Amortization of intangible assets	3,785	23,583	19,686	10,499
Amortization of non-current prepayments	225	1,400
Loss on disposal of property and equipment	1	4	5	29
Loss on disposal of intangible assets	44	275
Impairment of intangible assets	1,751	10,910
Impairment of goodwill	5,380	33,517
Share-based compensation expenses	2,259	14,075	815	6,853
Listing expenses	2,778	17,307
Acquisition-related costs paid by shareholder				910
Write-off of obsolete inventories	107	669
Write-off of accounts receivable	89	553
Changes in fair value of contingently returnable consideration assets	(4,386)	(27,326)	(39,446)	2,065
Deferred tax benefit	(437)	(2,720)	(55,221)	(2,946)
Changes in operating assets and liabilities:
Accounts receivable	2,223	13,842	(19,108)	(16,790)
Prepayments and other current assets	(100)	(622)	(3,446)	(309)
Inventories	(148)	(925)	23	(2,126)
Amounts due from related parties	217	1,349	16,603	(782)
Accounts payable	(877)	(5,461)	(3,254)	4,185
Amounts due to related parties	(891)	(5,551)	494	5,828
Income tax payable	(1,772)	(11,039)	7,985	2,913
Accrued expenses and other current liabilities	583	3,632	7,275	3,420
Unrecognized tax benefits	(875)	(5,449)	6,679	17,156
Deferred revenue	(353)	(2,197)	3,894
Other non-current liabilities			550
Net cash generated from operating activities	7,675	47,815	108,461	71,836
Cash flows from investing activities:
Cash acquired from business acquisitions				26,997
Loan to a third party	(488)	(3,040)
Acquisition of property and equipment	(295)	(1,845)	(5,023)	(341)
Acquisition of intangible assets	(1,231)	(7,666)	(11,570)
Prepayment for an intangible asset	(401)	(2,500)
Prepayments for non-current assets (Note 11)	(4,815)	(30,000)
Receivables from game developers	(1,606)	(10,000)
Purchase of short-term investments	(7,303)	(45,500)
Maturity of short-term investments	80	500
Proceeds from disposal of property and equipment			9
Net cash generated from (used in) investing activities	(16,059)	(100,051)	(16,584)	26,656
Cash flows from financing activities:
Dividends paid	(10,112)	(63,000)	(8,400)
Proceeds from issuance of contingently redeemable ordinary shares	12,142	75,648
Capital contribution from noncontrolling interests	31	200
Payment of insurance costs of contingently redeemable ordinary shares	(290)	(1,813)
Payment of listing expenses	(2,778)	(17,307)
Net cash used in financing activities	(1,007)	(6,272)	(8,400)
Exchange rate effect on cash and cash equivalents	1	7	(278)	(111)
Net increase (decrease) in cash and cash equivalents	(9,390)	(58,501)	83,199	98,381
Cash and cash equivalents, beginning of the year	30,054	187,237	104,038	5,657
Cash and cash equivalents, end of the year	20,664	128,736	187,237	104,038
Supplemental disclosure of cash flows information:
Income taxes paid	1,796	11,192	4,001	1,497
Business acquisitions completed by the controlling shareholder and contributed to the Group				275,879
Non-cash activities:
Acquisition of noncontrolling interests			208,396
Dividend declared but not paid			63,000
Deemed dividend to VODone Limited ("VODone")	$ 5,285	32,929	30,278

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Retained earnings USD ($)	Retained earnings CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Non controlling interest USD ($)	Non controlling interest CNY
Beginning Balance at Dec. 31, 2009		311,221				1,434		217,465		6,527				85,795
Beginning Balance (in shares) at Dec. 31, 2009			22,882,908	189,617,092
Net income for the year		40,713								28,498				12,215
Other comprehensive income (loss)		(111)										(78)		(33)
Share-based compensation expenses		6,853						6,853
Shareholder contribution for acquisition of subsidiaries		375,300						276,789						98,511
Ending Balance at Dec. 31, 2010		733,976				1,434		501,107		35,025		(78)		196,488
Ending Balance (in shares) at Dec. 31, 2010			22,882,908	189,617,092
Net income for the year		163,343								151,506				11,837
Other comprehensive income (loss)		(278)										(349)		71
Deemed dividend to VODone		(30,278)								(30,278)
Dividend declared		(71,400)								(71,400)
Share-based compensation expenses (in shares)			229,550
Share-based compensation expenses		815				1		814
Acquisition of noncontrolling interests (in shares)			90,000,000
Acquisition of noncontrolling interests						502		207,894						(208,396)
Ending Balance at Dec. 31, 2011		796,178				1,937		709,815		84,853		(427)
Ending Balance (in shares) at Dec. 31, 2011			113,112,458	189,617,092
Net income for the year	(2,323)	(14,473)								(14,338)				(135)
Other comprehensive income (loss)	1	7										7
Accretion of contingently redeemable ordinary shares		(3,023)								(3,023)
Deemed dividend to VODone		(30,616)						2,313		(32,929)
Capital contribution from noncontrolling interests		200												200
Share-based compensation expenses		14,075						14,075
Exercise of share-based awards (in shares)			464,750
Exercise of share-based awards						3		(3)
Ending Balance at Dec. 31, 2012	$ 122,366	762,348			$ 311	1,940	$ 116,564	726,200	$ 5,548	34,563	$ (67)	(420)	$ 10	65
Ending Balance (in shares) at Dec. 31, 2012			113,577,208	189,617,092

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

China Mobile Games and Entertainment Group Limited (the “Company”) was incorporated as an exempted company with limited liability in the Cayman Islands on January 20, 2011 by VODone, a company listed on the Main Board of the Stock Exchange of Hong Kong Limited (the “HK Stock Exchange”). The Company is considered a foreign entity under the laws of the People’s Republic of China (the “PRC”). On September 25, 2012, the Company completed a listing on the Nasdaq Global Market (the “Listing”), with each offered American depositary share (“ADS”) representing fourteen Class A ordinary shares of the Company.

The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its subsidiaries and a variable interest entity (“VIE”), which are all located in the PRC and Hong Kong. The Company, its subsidiaries and the VIE are hereinafter collectively referred to as the “Group”. The Group is principally engaged in the development, operation and sale of mobile phone games as well as the provision of handset design products and services. The Company’s principal geographic market is in the PRC.

The Company’s mobile phone games and handset design businesses were acquired through three separate transactions (the “Acquired Businesses”) completed by VODone and its subsidiaries: (i) the acquisition of 70% equity interest in Dragon Joyce Limited (“Dragon Joyce”) and its subsidiaries on October 27, 2009 by VODone, (ii) the acquisitions of operating assets of Bright Way Technology (Hong Kong) Limited (“Bright Way”) and Shenzhen Tastech Electronic Co. Ltd. (“Tastech”) on October 11, 2010 by two subsidiaries of OWX Holding Co. Ltd. (“OWX Holding”), a 70% owned subsidiary of VODone, and (iii) the acquisition of 70% equity interest in 3GUU Mobile Entertainment Industrial Co. Ltd. (“3GUU BVI”) and its subsidiaries on December 31, 2010 by Action King Limited (“Action King”), a wholly-owned subsidiary of VODone. Details of each acquisition are disclosed in Note 4. The Acquired Businesses were operated by VODone from their respective acquisition date to the date of the Group’s reorganization on August 23, 2011 (the “Reorganization”).

Reorganization transactions

In preparation for its planned initial public offering (“IPO”), the following transactions were undertaken to reorganize the legal structure of the Group. On August 23, 2011, pursuant to a series of share swap agreements, the Company issued (i) 106,500,000 new ordinary shares to Dragon Joyce to acquire Dragon Joyce’s equity interest in its subsidiaries (the “Dragon Joyce Group”), (ii) 43,500,000 new ordinary shares to OWX Holding to acquire OWX Holding’s equity interest in its subsidiaries (the “OWX Group”), (iii) 59,999,000 new ordinary shares to Action King to acquire Action King’s equity interests in 3GUU BVI and its subsidiaries (the “3GUU Group”), and (iv) 90,000,000 new ordinary shares to the noncontrolling interest holders of Dragon Joyce, OWX Holding and 3GUU BVI to acquire their equity interests in the Dragon Joyce Group, the OWX Group and the 3GUU Group, respectively. As a result of the Reorganization, the Company effectively acquired 70% and 30% of the equity interests in each of the Dragon Joyce Group, the OWX Group and the 3GUU Group from VODone and the noncontrolling interest holders, respectively. After the Reorganization, (i) Dragon Joyce, OWX Holding and Action King became wholly-owned subsidiaries of VODone and collectively own 70.2% of the equity interest in the Company whilst the former noncontrolling interest holders collectively own the remaining 29.8% equity interest of the Company; and (ii) the Dragon Joyce Group, the OWX Group and the 3GUU Group became wholly-owned subsidiaries of the Company. Dragon Joyce, OWX Holding and Action King were investment holding companies and had no operations since inception.

Prior to the Reorganization, the Company, the Dragon Joyce Group, the OWX Group and the 3GUU Group had the same controlling shareholder in VODone. In substance, existing sister operating entities, namely the Dragon Joyce Group, the OWX Group and the 3GUU Group, have been reorganized as subsidiaries of the Company and the transaction was accounted for as a legal reorganization of entities under common control, in a manner similar to a pooling-of-interest. Accordingly, the assets and liabilities of the parties to the Reorganization have been stated at their historical amounts in the accompanying consolidated financial statements.

The Company accounted for the purchase of the remaining 30% equity interest of the Dragon Joyce Group, the OWX Group and the 3GUU Group from the noncontrolling interest holders on August 23, 2011 as an equity transaction in accordance with Accounting Standards Codification (“ASC”) topic 810 (“ASC 810”), Consolidation. The difference between the consideration paid by the Company to the noncontrolling interest holders and the carrying amount of the noncontrolling interest in the Dragon Joyce Group, the OWX Group and the 3GUU Group was recognized in additional paid-in capital.

On February 14, 2012, the Company established four wholly-owned subsidiaries in the British Virgin Islands, namely HYD Holding Limited, OWX Group Limited, OWX Development Limited and 3GUU Holding Limited, to act as intermediate investment holding companies for the Dragon Joyce Group, the OWX Group and the 3GUU Group. The Company directly owns 100% of the equity interests in HYD Holding Limited, OWX Group Limited and 3GUU Holding Limited, whilst OWX Group Limited owns 100% of the equity interest in OWX Development Limited. On March 23, 2012, the Company transferred (i) 100% of the equity interests in the Dragon Joyce Group to HYD Holding Limited; (ii) 100% of the equity interests in the OWX Group to OWX Development Limited; and (iii) 100% of the equity interests in the 3GUU Group to 3GUU Holding Limited. These transactions were accounted for as a legal reorganization of entities under common control.

VIE arrangement

Prior to being acquired by VODone on December 31, 2010, Guangzhou Yitongtianxia Software Development Co., Ltd. (“Yitongtianxia”), a wholly-owned subsidiary of 3GUU BVI, entered into a series of contractual arrangements (“VIE Arrangement”) with Guangzhou Yingzheng Information Technology Co., Ltd. (“Yingzheng”) and its shareholders on October 28, 2009, whereby Yitongtianxia obtained effective control over Yingzheng through (i) the ability to exercise all the rights of Yingzheng’s shareholders pursuant to the exclusive call option agreement, the equity pledge agreement and the agreement for voting proxies, (ii) the rights to absorb substantially all of the economic residual benefits pursuant to the exclusive management, technology services and market promotion agreement, the technology services agreement and two supplementary agreements and (iii) the obligation to fund all of the expected losses of Yingzheng pursuant to the loan agreement and a supplementary agreement. As a result, Yitongtianxia has been determined to be the primary beneficiary of Yingzheng. Accordingly, in accordance with SEC Regulation SX-3A-02 and ASC 810, the Company, through Yitongtianxia, has consolidated the operating results of Yingzheng from the date of acquisition of Yitongtianxia on December 31, 2010. As more fully described below, 3GUU BVI replaced Yitongtianxia as the primary beneficiary of Yingzheng on December 16, 2011. The reason for entering into the VIE Arrangement is to comply with PRC laws and regulations that (i) prohibit direct foreign control in companies involved in Internet content provision and telecommunication businesses and (ii) restrict an offshore company controlled or established by a PRC enterprise or natural person to acquire its PRC affiliates.

The significant terms of the VIE Arrangement are listed below:

Exclusive call option agreement

Pursuant to the exclusive call option agreement among Yitongtianxia, Yingzheng and its shareholders, Yitongtianxia and its shareholders irrevocably granted Yitongtianxia, or its designated persons, an exclusive option to purchase, when and to the extent permitted under PRC law, part of or the entire equity interests of Yingzheng. The exercise price is the minimum price permitted by PRC law. The exclusive option agreement will remain effective until the exclusive option is exercised to purchase the entire equity interest of Yingzheng.

Equity pledge agreement

Pursuant to the equity pledge agreement between Yitongtianxia and Yingzheng’s shareholders, Yingzheng’s shareholders have pledged their entire equity interest in Yingzheng to Yitongtianxia to guarantee the performance of Yingzheng’s obligations under the exclusive technology services and market promotion agreement. If Yingzheng breaches its contractual obligations under the exclusive technology services and market promotion agreement, Yitongtianxia, as pledge, will be entitled to certain rights, including the right to sell the pledged equity interest. Yingzheng’s shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interest in Yingzheng without the prior consent of Yitongtianxia. Unless Yitongtianxia terminates the agreement, the equity pledge agreement will remain effective until (i) Yingzheng fulfills all the obligations prescribed in the exclusive call option agreement, the exclusive management, technology services and market promotion agreement, the agreement for voting proxies and the loan agreement or (ii) Yitongtianxia acquires the entire equity interest of Yingzheng.

Exclusive technology services and market promotion agreement

Pursuant to the exclusive technology services and market promotion agreement between Yitongtianxia and Yingzheng, Yitongtianxia has the exclusive and irrevocable right to provide to Yingzheng various technology and market promotion services related to the mobile phone games business. In return, Yingzheng is required to pay Yitongtianxia a service fee in an amount as determined at the sole discretion of Yitongtianxia. Unless Yitongtianxia terminates the agreement, the exclusive technology services and market promotion agreement will remain effective until the dissolution of Yitongtianxia in accordance with the applicable PRC laws. Business taxes and value-added taxes relating to technology services and market promotion fees charged by Yitongtianxia are recorded as cost of revenues in the consolidated statements of comprehensive income.

Technology services agreement

Pursuant to the technology services agreement dated August 6, 2010 between Yitongtianxia and Yingzheng and the supplementary agreement dated January 6, 2011, Yitongtianxia agreed to provide Yingzheng with technology support and market promotion services related to Yingzheng’s smartphone games business. Yingzheng agreed to distribute 40% of its income generated from the game products developed under the technology services agreement, after deducting taxes and expenses, to Yitongtianxia on a monthly basis from August 6, 2010 to August 5, 2013. Upon expiration, the technology services agreement will be automatically renewed unless Yitongtianxia, in its sole discretion, disagrees.

Agreement for voting proxies

Pursuant to the agreement for voting proxies among Yitongtianxia, Yingzheng and its shareholders, Yingzheng’s shareholders irrevocably assign their full voting rights in Yingzheng to Yitongtianxia. Yingzheng’s shareholders entrusted Yitongtianxia their rights to attend shareholders’ meetings and to vote on their behalf on all of the matters that require shareholders’ approval. Unless Yitongtianxia terminates the agreement, the agreement for voting proxies will remain effective in the same effective period as the exclusive call option agreement, the equity pledge agreement, the exclusive technology services and market promotion agreement and the loan agreement. On December 16, 2011, Yitongtianxia re-assigned the rights underlying the agreement for voting proxies to 3GUU BVI as more fully described below.

Loan agreement

Pursuant to the loan agreement between Yitongtianxia and Yingzheng’s shareholders, Yitongtianxia extended loans of an aggregate principal amount of RMB20,000 to Yingzheng’s shareholders to enable them to pay the registered capital of Yingzheng. Yingzheng’s shareholders will repay the loans by transferring their legal ownership in Yingzheng to Yitongtianxia when permitted by PRC law. The loan agreement is effective for 10 years and will automatically extend for another 10 years unless Yitongtianxia, in its sole discretion, disagrees. As of December 31, 2010, 2011 and 2012, Yingzheng’s shareholders have not drawn down any loans from Yitongtianxia.

Supplementary agreements

On December 30, 2010, Yitongtianxia entered into a supplementary agreement with Yingzheng and its shareholders to determine the calculation of management fee to be paid to Yitongtianxia. Pursuant to this supplementary agreement, Yingzheng has agreed to pay an annual management fee to Yitongtianxia based on annual revenue of Yingzheng minus actual operating costs, other costs of Yingzheng, which include fees paid under the technology services agreement, and taxes paid by Yingzheng.

On August 23, 2011, Yitongtianxia entered into a supplementary agreement with Yingzheng and its shareholders to memorialize certain terms previously agreed amongst Yitongtianxia, Yingzheng and its shareholders. While this supplementary agreement was signed in 2011, the terms, intent and substance of all the agreements above remained unchanged. Pursuant to the supplementary agreement: (i) before Yitongtianxia can legally exercise the option to acquire Yingzheng, Yingzheng’s shareholders cannot declare any dividends or distribute any residual profits without the consent of Yitongtianxia; (ii) any funds, including but not limited to dividends distributed out of Yingzheng’s residual profits, received by Yingzheng’s shareholders or any persons designated by Yingzheng’s shareholders, shall be remitted in full to Yitongtianxia; (iii) the consideration received by Yingzheng’s shareholders upon the exercise of the exclusive call option agreement by Yitongtianxia must be immediately remitted to Yitongtianxia or any persons designated by Yitongtianxia; (iv) Yitongtianxia is obligated to provide continuous financial support to Yingzheng for operations; and (v) Yitongtianxia has the unilateral right to change the service fee amount under the exclusive technology services and market promotion agreement. The obligation to provide continuous financial support to Yingzheng for operations by Yitongtianxia was agreed to be terminated by both parties on August 23, 2011.

On December 16, 2011, 3GUU BVI agreed to provide unlimited financial support to Yingzheng for its operations. In addition, pursuant to a power of attorney agreement entered into between Yitongtianxia and 3GUU BVI, Yitongtianxia re-assigned the rights to attend Yingzheng shareholders’ meetings and to vote on all of the matters in Yingzheng that require shareholders’ approval irrevocably entrusted to it by shareholders of Yingzheng to 3GUU BVI. As a result of the reassignment of power of attorney from Yitongtianxia to 3GUU BVI and the provision of unlimited financial support from 3GUU BVI to Yingzheng, 3GUU BVI replaced Yitongtianxia to have the power to direct the activities of Yingzheng that most significantly impact Yingzheng’s economic performance and the obligation to absorb the expected losses of Yingzheng. Yitongtianxia essentially only retains the right to receive the expected residual returns of Yingzheng. 3GUU BVI and Yitongtianxia, as a group of related parties, have held all of the variable interests of Yingzheng since December 16, 2011. 3GUU BVI has been determined to be the most closely associated with Yingzheng within the group of related parties and replaced Yitongtianxia as the primary beneficiary of Yingzheng on December 16, 2011.

The carrying amounts of the assets and liabilities of the VIE are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	27,272	8,024	1,288
Short-term investments	—	25,000	4,013
Accounts receivable	10,292	6,405	1,028
Prepayments and other current assets	718	6,375	1,023
Deferred tax assets	1,076	—	—

Total current assets	39,358	45,804	7,352

Non-current assets:
Property and equipment, net	2,861	2,115	339
Intangible assets, net	13,425	9,681	1,554
Deferred tax assets	896	66	11

Total non-current assets	17,182	11,862	1,904

Total assets	56,540	57,666	9,256

LIABILITIES
Current liabilities:
Accounts payable	1,332	719	115
Accrued expenses and other current liabilities	5,020	7,352	1,180
Deferred revenue	876	1,597	256
Income tax payable	237	—	—

Total current liabilities	7,465	9,668	1,551

Non-current liabilities:
Unrecognized tax benefits	4,315	4,233	679
Other non-current liabilities	2,150	2,150	345

Total non-current liabilities	6,465	6,383	1,024

Total liabilities	13,930	16,051	2,575

The financial performance and cash flows of the VIE are as follows:

	For the Years Ended December 31,
	2011	2012
	RMB	RMB	US$
Net revenues	51,969	35,686	5,728

Net loss	(403)	(17,742)	(2,848)

Net cash generated from operating activities	22,723	18,517	2,972

Net cash used in investing activities	(12,278)	(37,987)	(6,097)

Net cash generated from financing activities	—	—	—

As of December 31, 2012, there was no pledge or collateralization of the assets of Yingzheng and the Company has not provided any financial support that it was not previously contractually required to provide to Yingzheng. There were no assets of Yingzheng that can only be used to settle its obligations. Creditors of Yingzheng have no recourse to the general credit of 3GUU BVI, which is the primary beneficiary of Yingzheng.

Basis of presentation

The consolidated financial statements present the consolidated financial position, results of operations and cash flows in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

As of December 31, 2012, the Company’s subsidiaries consisted of the following entities:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Beauty Wave Limited (“Beauty Wave”)	British Virgin Islands (“BVI”)	October 27, 2009	100%	Investment holding
China Wave Group Limited (“China Wave”)	BVI	October 27, 2009	100%	Investment holding
Uni-Force Development Limited (“Uni-Force”)	Hong Kong	October 27, 2009	100%	Investment holding
Huiyou Digital (Shenzhen) Ltd. (“Huiyou”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Dongganlefeng Information Technology Co., Ltd. (“Donggan”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Longyuebaifu Information Technology Co., Ltd. (“Longyue”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
OWX Hong Kong Limited (“OWX HK”)	Hong Kong	December 28, 2009	100%	Provision of handset design products and services
Shenzhen Douwan Network Technology Co., Ltd. (“Shenzhen Douwan”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Qilewuxian Software Development Co. Ltd. (“Qilewuxian”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
OWX (Beijing) Technology Co., Ltd. (“OWX Beijing”)	The PRC	September 3, 2010	100%	Investment holding
Shenzhen Yikechuanghui Technology Co., Ltd. (“Yikechuanghui”)	The PRC	October 21, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. (“Zhongtuo”)	The PRC	November 18, 2010	100%	Provision of handset design products and services
3GUU BVI	BVI	December 31, 2010	100%	Investment holding
3GUU Mobile Entertainment Co. Limited (“3GUU HK”)	Hong Kong	December 31, 2010	100%	Investment holding
Yitongtianxia	The PRC	December 31, 2010	100%	Development, operation and sale of mobile phone games
OWX Group Limited (“OWX BVI”)	BVI	February 14, 2012	100%	Investment holding
OWX Development Limited (“OWX Development”)	BVI	February 14, 2012	100%	Investment holding
HYD Holding Limited (“HYD Holding”)	BVI	February 14, 2012	100%	Investment holding
3GUU Holding Limited (“3GUU Holding”)	BVI	February 14, 2012	100%	Investment holding
C&V Limited (“C&V BVI)	BVI	August 27, 2012	51%	Investment holding
Shenzhen Douqu Software Co., Ltd (“Shenzhen Douqu”)	The PRC	September 5, 2012	80%	Development, operation of mobile phone games
C&V Hong Kong Limited (“C&V HK”)	Hong Kong	September 21, 2012	51%	Investment holding

As of December 31, 2012, the Company consolidated the following VIE:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Yingzheng	The PRC	December 31, 2010	—	Development, operation and sale of mobile phone games

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and a VIE, for which a subsidiary of the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Group obtained control and are continued to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when the Company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the entity through the power to direct the activities of the entity that most significantly impact the entity’s economic performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity, then the entity is consolidated.

All significant intercompany balances and transactions among the Company, its subsidiaries and VIE have been eliminated upon consolidation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, provision for inventory obsolescence, estimates of useful life for property and equipment, intangible assets and non-current prepayments, impairment of goodwill and long-lived assets, valuation allowance for deferred tax assets, allocation of purchase price, uncertain tax positions, share-based compensation, fair value of contingently redeemable ordinary shares and consolidation of variable interest entity. Actual results could differ significantly from those estimates.

Foreign currency

Based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters, the Company determined its functional currency to be the United States Dollars (“US$”). The Company’s subsidiaries located in the BVI determined their functional currency to be the US$. The Company’s subsidiaries located in Hong Kong determined their functional currency to be the Hong Kong Dollars (“HK$”), with the exception of OWX HK, 3GUU HK and C&V HK which determined their functional currency to be the US$. The Company’s subsidiaries and VIE located in the PRC determined their functional currency to be the RMB. The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

The assets and liabilities of the Company’s subsidiaries located outside of the PRC are translated into RMB at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income of these entities are translated into RMB at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s subsidiaries located outside of the PRC are translated into RMB at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into RMB at the weighted average exchange rates for the year.

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Comparative information

Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The acquisition method of accounting requires all of the following steps: (i) identifying the acquirer, (ii) determining the acquisition date, (iii) recognizing and measuring the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquire and (iv) recognizing and measuring goodwill or a gain from a bargain purchase. The consideration transferred in a business combination is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income as a gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions with original maturity of three months or less at the date of purchase and are unrestricted as to withdrawal and use.

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Interest income for short-term investments is included in the consolidated statements of comprehensive income. As of December 31, 2012, all of the Company’s short-term investments were fixed time deposits in commercial banks with original maturities of greater than three months but less than a year. During the years ended December 31, 2010, 2011 and 2012, the Company recorded interest income of nil, nil and RMB560 (US$90) in the consolidated statements of comprehensive income, respectively.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. In general, collateral is not required and interest is not charged on accounts receivable. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased. Accounts receivable of nil, nil and RMB553 (US$89) were written off during the years ended December 31, 2010, 2011 and 2012, respectively.

Inventories

Inventories consist of raw materials that are used for the provision of handset design products and services and are accounted for using the weight average method, and are stated at the lower of cost or market value. Costs of raw materials are based on purchase costs and are determined by the weighted average method.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvement	shorter of lease terms or 3 years

Repair and maintenance costs are charged to expense when incurred, whereas the costs of renewals and betterment that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses. In accordance with ASC topic 350 (“ASC 350”), Intangibles—Goodwill and Other, goodwill is not amortized, but rather is tested for impairment annually or more frequently if indicators of impairment present. The Group assigns and assesses goodwill for impairment at the reporting unit level. The Group determines that each reporting unit is identified at the component level, which is one level below the operating segment. The Dragon Joyce Group, OWX Group and 3GUU Group are identified as reporting units, as discrete financial information is available and segment management regularly reviews their operating results.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the carrying value exceeds the fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss. The annual goodwill impairment test is performed on December 31 of each year. For the year ended December 31, 2012, the Group adopted ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (ASC 350), pursuant to which the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.

The Group recognized goodwill impairment loss of nil, nil and RMB33,517 (US$5,380) for the years ended December 31, 2010, 2011 and 2012, respectively (Note 9).

Intangible assets

Intangible assets, including computer software, mobile games and platforms, acquired customer relationship and capitalized mobile game product development costs, are carried at cost less accumulated amortization. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Computer software	5 years
Mobile games and platforms	1 - 6 years
Acquired customer relationships	7 years
Mobile game product development costs	3 years

Computer software purchased from third-party vendors is capitalized and amortized on a straight-line basis over the estimated useful life of five years.

Mobile games and platforms purchased from third-party vendors are capitalized and amortized on a straight-line basis over the estimated economic lives which range from one to five years while mobile games and platforms acquired in business combinations are recorded at fair value at the date of acquisition and amortized on a straight-line basis over the remaining estimated economic lives which range from one to six years.

Customer relationships acquired in business combinations are related to the ability to sell existing services to existing customers of the acquiree. Acquired customer relationships are recognized at fair value at the date of acquisition using a valuation technique based on expected income and amortized on a straight-line basis over the remaining estimated economic lives of seven years.

The Group recognizes costs to develop its mobile game products in accordance with ASC topic 985 (“ASC 985”), Software. Mobile game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s mobile gaming products. Costs incurred for the development of mobile game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once a mobile game product has reached technological feasibility, all subsequent mobile game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the mobile games have a proven ability to operate in a mobile game environment. The amount of mobile game development costs qualifying for capitalization as intangible assets was amortized over the estimated life of the corresponding mobile games, which is determined to be three years.

Impairment of long-lived assets

The Group evaluates its long-lived assets, including property and equipment and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable in accordance with ASC topic 360 (“ASC 360”), Property, Plant and Equipment and ASC 350. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. Long-lived assets are grouped at the lowest level for which there are identifiable cash flows and are largely independent of the cash flows of the other assets when assessing impairment.

The Group recognized impairment loss on long-lived assets of nil, nil and RMB10,910 (US$1,751) for the years ended December 31, 2010, 2011 and 2012, respectively (Note 10).

Fair Value Measurements

(i) Fair value of financial instruments

Financial instruments of the Group primarily include cash and cash equivalents, short-term investments, accounts receivable, other receivables, amounts due from related parties, contingently returnable consideration assets, accounts payable, amounts due to related parties and contingently redeemable ordinary shares. As of December 31, 2011 and 2012, the carrying values of these financial instruments, other than the contingently returnable consideration assets and contingently redeemable ordinary shares, approximated their fair values due to the short-term maturity of these instruments. The contingently returnable consideration assets were recorded at fair value as determined on the respective days of business acquisition and subsequently adjusted to the fair value at each reporting date (Note 4). The contingently redeemable ordinary shares were initially recorded at issue price net of issuance costs. The Group recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the contingently redeemable ordinary shares to equal the redemption value at the end of each reporting period. The Group determined the fair values of the contingently returnable consideration assets with the assistance of an independent valuation firm.

The Company applies ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—	Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Group measures the fair value of the contingently returnable consideration assets using an income approach based on inputs that are unobservable in the market.

Assets measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Contingently returnable consideration assets (Note 7)	—	—	16,938

Assets measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	US$
Contingently returnable consideration assets (Note 7)	—	—	13,648	2,191

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010, 2011 and 2012.

Contingently returnable consideration assets
RMB
Balance as of December 31, 2009	2,865

Recognized during the year	6,970
Realized or unrealized gain (Note 4)	(2,065)

Balance as of December 31, 2010	7,770

Recognized during the year	—
Realized or unrealized gain (Note 4)	39,446
Settlement (Note 4)	(30,278)

Balance as of December 31, 2011	16,938

Recognized during the year	—
Realized or unrealized gain (Note 4)	27,326
Settlement (Note 4)	(30,616)

Balance as of December 31, 2012	13,648

Balance as of December 31, 2012 in US$	2,191

The amount of total loss for the year ended December 31, 2010 included in earnings	(2,065)

The amount of total gain for the year ended December 31, 2011 included in earnings	39,446

The amount of total gain for the year ended December 31, 2012 included in earnings	27,326

The amount of total gain for the year ended December 31, 2012 included in earnings, in US$	4,386

Realized and unrealized gain (loss) for the years ended December 31, 2010, 2011 and 2012 was recorded as “Changes in fair value of contingently returnable consideration assets” in the consolidated statements of comprehensive income.

(i) Assets measured at fair value on a nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Goodwill	598,358	—	—	564,841	33,517	5,380

Intangible assets—Acquired customer relationships	10,910	—	—	—	10,910	1,751

Total assets measured at fair value on nonrecurring basis					44,427	7,131

There were no assets measured at fair value on a nonrecurring basis as of December 31, 2011.

The fair value of goodwill and intangible assets as of December 31, 2012 was measured using the income approach with significant inputs that are not observable in the market (Level 3), including a discount rate of 21.77% and a long-term sustainable growth rate of 3%.

In accordance with ASC 350-20, goodwill with a carrying amount of RMB598,358 was written down to its implied fair value of RMB564,841, resulting in an impairment charge of RMB33,517, which was included in the statements of comprehensive income for the year ended December 31, 2012 (Note 9).

In accordance with ASC 360-10, acquired customer relationships with a carrying amount of RMB10,910 was written down to its fair value of zero, resulting in an impairment charge of RMB10,910, which was included in the statements of comprehensive income for the year ended December 31, 2012 (Note 10).

Revenue Recognition

Revenues of the Group are derived from the development, operation and sale of in-game premium feature of mobile phone games as well as the provision of handset design products and services. For each of the significant sources of revenue stated below, revenue is recognized only when the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the goods have been delivered or the services have been rendered; (iii) the price or fees are fixed or determinable; and (iv) collectability is reasonably assured.

(i) Games

The Group generates games revenues principally from the sale of in-game premium features of self-developed social games as well as from the sale of self-developed and purchased single player games on feature phones and smartphones. The Group operates single player games and social games under the subscription based model and the free-to-play model, respectively.

(1) Single player games

(a) Feature phone games

The Group generates feature phone single player games revenues principally from the sale of in-game premium features of mobile phone games on feature phones.

The Group enters into service arrangements with feature phone manufacturers to pre-install its self-developed single player games or application platform onto the feature phones before they reach mobile phone game players. Mobile phone game players can access the pre-installed single player games directly or download the single player games through the pre-installed application platform on the feature phones without additional charges. Single player games are offered on a free-for-trial basis where the mobile phone game players may purchase in-game premium features to extend the duration of the game or to enjoy additional functions of the game. All chargeable in-game premium features on feature phones are considered consumed immediately upon purchase. Any unused premium features cannot be carried forward after the mobile phone game players exit the game. When mobile phone game players leave the game they are currently playing and perform other functions on the feature phones, the previously purchased but unused premium features can no longer be accessed and are therefore completely consumed.

The Group contracts with mobile phone service providers, who in turn contract with mobile network operators, for billing and collection services offered to mobile phone game players who have purchased in-game premium features. The mobile network operators and the mobile service providers have a contractual relationship in which mobile network operators grant rights to mobile service providers to deliver digital content such as feature phone games, news alerts, finance information, logos and ringtones to mobile phone users. The mobile network operators are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players while the mobile phone service providers are entitled to profit sharing based on a prescribed percentage of the net proceeds collected from the mobile network operators. Since the Group does not have a direct contractual relationship with the mobile network operators, the net proceeds after deducting the amounts shared by the mobile network operators and the mobile phone service providers represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of in-game premium features sold each month to estimate the amount of collectable net proceeds and to recognize feature phone single player games revenues. Differences between its estimates and the actual amounts confirmed by the mobile phone service providers have historically been insignificant. Generally, the Group receives billing confirmations from each of the mobile phone service providers within 30 to 120 days after the end of each month. The Group pays service fees, which are recognized as cost of revenues, to the feature phone manufacturers based on a prescribed percentage of the estimated net proceeds or a prescribed fixed fee per mobile phone activated by mobile phone game players.

Collectability is considered reasonably assured as the Group deals with only reputable mobile phone service providers and performs thorough credit assessment on the mobile phone service providers prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment.

Based on the above, the Group recognizes the estimated proceeds to be received from the mobile phone service providers as feature phone single player games revenues, using data generated from its internal system, when the goods are delivered based on consumption of in-game premium features by mobile phone game players. The difference between the estimated proceeds and the actual amounts confirmed by the mobile phone service providers is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group.

(b) Smartphone games

The Group generates smartphone single player games revenues from the sale of self-developed and purchased single player games on smartphones. The Group operates the majority of the single player games under a subscription based model and the remaining single player games under a one-time fee model.

The Group enters into service arrangements with smartphone manufacturers to pre-install its application platform onto the smartphones before they reach mobile phone game players. The smartphone single player games are also available for mobile phone game players to download through mobile network operator, application platform and software websites. Under the subscription based model for single player games, mobile phone game players can subscribe to a monthly plan to download a fixed number of single player games from mobile network operators for a fixed subscription fee per month. Under the one-time fee model for single player games, mobile phone game players can download each single player game based on a fixed price per game.

The Group contracts with mobile network operators or mobile phone service providers who in turn contract with mobile network operators, for billing, collection and transmission services offered to mobile phone game players who have purchased single player games. In addition, the Group purchases games from third-party game developers. The mobile network operators are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players whilst the mobile phone service providers are entitled to profit sharing based on a prescribed percentage of the net proceeds collected from the mobile network operators. Since the Group does not have a direct contractual relationship with the mobile phone game players, the net proceeds after deducting the amounts shared by the mobile network operators and the mobile phone service providers represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of monthly plan subscriptions and single player games downloaded each month to estimate the amount of collectable net proceeds and to recognize smartphone single player games revenues. Differences between its estimates and the actual amounts confirmed by the mobile network operators have historically been insignificant. Generally, the Group receives billing confirmations from each of the mobile network operators or the mobile phone service providers confirming the amount of net proceeds to be received by the Group, within 30 days and 30 to 120 days after the end of each month, respectively. The Group pays content fees to third-party game developers, which are recognized as cost of revenues, based on a prescribed percentage of the net proceeds confirmed by the mobile network operators. The Group also pays service fees, which are recognized as cost of revenues, to the smartphone manufacturers based on a prescribed percentage of the estimated net proceeds or a prescribed fixed fee per mobile phone activated by mobile phone game players.

Based on the above, the Group recognizes smartphone single player games revenues when the goods are delivered based on download of games by mobile phone game players or at the end of the subscription period. The difference between the estimated proceeds and the actual amounts confirmed by the mobile network operators or the mobile phone service providers is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group.

The Group determines whether to record smartphone single player games revenues using the gross or net method of reporting in accordance with ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations. Determining whether revenue should be reported gross or net is based on an assessment of various factors, the primary factors being whether the Group is acting as the principal in offering services to the customer or whether the Group is acting as an agent in the transaction. The Group has determined that it is acting as the principal in offering services as the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) has discretion in suppliers selection; and (iv) has involvement in the determination of product specifications. Therefore, the Group has the primary responsibility of fulfillment and acceptability of the single-player games and recognizes the net proceeds to be received from the mobile network operators or mobile phone service providers as smartphone single player games revenue on a gross basis. The amounts attributable to third-party game developers in the form of content fees and amounts attributable to smartphone manufacturers in the forms of service fees are recognized as cost of revenues.

(2) Social games

The Group generates social games revenues from the sale of in-game premium features of self-developed social games on feature phones and smartphones. The Group operates social games under a free-to-play model.

Under the free-to-play model for social games, mobile phone game players can download mobile phone games, obtain game accounts and play the basic functions of the mobile games free of charge but may purchase game points for in-game premium features to enhance their game-playing experience. The purchased in-game premium features can be freely traded amongst game players within the applicable game as long as consumption of the items has not commenced. Mobile phone game players can purchase game points by either charging their account with mobile network operators directly or buying prepaid cards issued by mobile network operators. The prepaid cards can be converted into a pre-specified number of game points for consumption. Upon delivery of game points purchased directly from mobile network operators or converted from prepaid cards to mobile phone game players, the Group initially classifies these amounts as deferred revenue. For purposes of determining when the service has been provided to the mobile phone game players, the Group has determined that an implied obligation exists to the mobile phone game players who purchased game points to provide an enhanced game-playing experience over the average playing period of the mobile phone game players. The Company, using data generated from its internal system, estimates the average playing period from the first time the mobile phone game players purchase game points through the period when the game players have not logged into the game for over two consecutive months. Mobile phone game players are deemed to be inactive if they have not logged into the game for two consecutive months.

The Group contracts with mobile network operators and third-party payment platforms for billing, collection and transmission services offered to mobile phone game players who have purchased game points. The Group also contracts with mobile application and software websites to distribute its social games by providing platforms for mobile phone game players to download such games. The mobile network operators and third-party payment platforms are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players. Since the Group does not have a direct contractual relationship with the mobile phone game players, the net proceeds after deducting the amounts shared by the mobile network operators and the third-party payment platforms represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of game points sold each month to estimate the amount of collectable net proceeds and to recognize social games revenues. Differences between its estimates and the actual amounts confirmed by the mobile network operators and the third-party payment platforms have historically been insignificant. Generally, within 30 days after the end of each month, the Group receives billing confirmations from each of the mobile network operators and third-party payment platforms confirming the amount of net proceeds to be received by the Group. The Group pays service fees to the mobile application and software websites.

Collectability is considered reasonably assured as the Group deals with only reputable mobile network operators and third-party payment platforms and performs thorough credit assessment on the mobile network operators and the third-party payment platforms prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment.

Based on the above, the Group recognizes the estimated net proceeds to be received from the mobile network operators and the third-party payment platforms for the sale of game points of the social games, using data generated from its internal system, as deferred revenue upon delivery of game points to mobile phone game players. Deferred revenue is recognized as social games revenue ratably over the estimated average playing period of the paying mobile phone game players of three months, starting from the point in time when game points are delivered to the mobile phone game players. As the social games are under a free-to-play model and revenue is only generated from paying mobile phone game players when they purchase game points for in-game premium features, the Group focuses solely on the playing period of paying mobile phone game players when estimating the period over which revenue is being recognized. The Group determines the estimated average playing period of paying mobile phone game players, which is the time period between the paying mobile phone game players’ first purchase and last log in, for each significant game based on historical player usage patterns and game playing behavior. The Group’s internal system tracks each of the paying mobile phone game players’ purchase and log in history for each significant game to generate data to estimate the average playing period for the Group’s population of paying mobile phone game players. Future usage patterns may differ from the historical usage patterns on which the Group’s revenue recognition policy is based. The Group monitors the operational statistics and usage patterns of its online game and modifies the expected life span when materially different. The difference between the estimated proceeds and the actual amount confirmed by the mobile network operators and third-party payment platforms is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group and all revenue recognition criteria are met.

Game points can be purchased at a discount if mobile phone game players purchase the game points with prepaid cards issued by mobile network operators or during promotional activities organized by the Group. The Group accounts for such discounts in accordance with ASC 605-50, Revenue Recognition: Customer Payments and Incentives. Such discounts are initially accounted for as a reduction of deferred revenue. As a result, deferred revenue includes the value of both discounted and undiscounted game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services to enhance mobile phone game players’ playing experience.

(3) Online game platform

The Group started to operates an online game platform, on which registered users can access games provided by third-party game developers during the year ended December 31, 2012. The Company has not yet promoted any self-developed mobile phone games on the online game platform. Pursuant to ASC 605-45, the Group has determined that the third-party game developers are acting as the principal in offering services as each of the third-party game developer (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) has discretion in suppliers selection; and (iv) has involvement in the determination of product specifications. Therefore, the Group recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the third-party game developers when all of the revenue recognition criteria are met. The amount of revenues recognized for online game platform was insignificant for the year ended December 31, 2012.

(ii) Handset design

The Group generates handset design revenues from the provision of comprehensive handset design solutions to mobile phone manufacturers and mobile phone content providers. Handset design solutions include (a) operating system software and hardware design with one-year post-contract customer support (“PCS”) service; (b) printed circuit board with operating system software and optional assembly service; and (c) mobile phone contents installation service. Operating system software and hardware designs with PCS services are provided to mobile phone manufacturers for either a fixed fee or a variable fee based on the units of production by the mobile phone manufacturers at a prescribed unit price. Printed circuit boards with operating system software are sold to mobile phone manufacturers for a fixed unit price. Mobile phone contents installation services are rendered to mobile phone content providers for a prescribed percentage of the mobile phone content providers’ net profits.

In assessing its arrangements with multiple deliverables and arrangements that include software elements for the years presented, the Group adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), Revenue Recognition—Multiple-Deliverable Revenue Arrangements, and ASU No. 2009-14 (“ASU 2009-14”), Certain Revenue Arrangements that Include Software Elements, on a retrospective basis. In accordance with ASU 2009-13, the total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the entity’s best estimate of the selling price for that deliverable when vendor-specific evidence and third-party evidence of selling price do not exist. In accordance with ASU 2009-14, software contained on the tangible product which is essential to the tangible product’s functionality is excluded from the scope of software accounting guidance in ASC subtopic 985-605 (“ASC 985-605”), Software: Revenue Recognition. The Group believes retrospective adoption provides the most comparable and useful financial information for financial statement users, is more consistent with the information the Group’s management uses to evaluate its business, and better reflects the underlying economic performance of the Group. The adoption of ASU 2009-13 and ASU 2009-14 did not have a significant impact on the Group’s financial position or results of operations.

(a) Operating system software and hardware design with PCS service

The Group and the mobile phone manufacturers sign an agreement containing the significant terms of the provision of operating system software and hardware design with PCS service to evidence that an arrangement exists. The Group recognizes handset design revenues derived from operating system software and hardware design and PCS service concurrently in accordance with ASC 985-605, as (i) the PCS fee is included with the initial arrangement fee for operating system software and hardware design; (ii) the PCS is for one year or less; (iii) the PCS costs is estimated to be insignificant and (iv) unspecified upgrades or enhancements offered during PCS arrangements historically have been and are expected to be minimal and infrequent. Therefore, delivery of operating system software and hardware design with PCS service occurs upon receipt and acceptance of the operating system software and hardware design by the mobile phone manufacturers. The Group performs credit assessment on the mobile phone manufacturers prior to signing the agreements to ensure collectability is reasonably assured. Accordingly, revenues from the provision of operating system software and hardware design and PCS service are recognized upon (i) the mobile phone manufacturers accepting the handset design solutions if the arrangement is based on a fixed fee or (ii) the mobile phone manufactures accepting the handset design solutions and confirming their monthly units of production to the Group if the arrangement is based on a variable fee derived from the units of production by the mobile phone manufacturers at a prescribed unit price. The Group has not provided any refunds in the past and does not intend to provide refunds in the future to the mobile phone manufacturers.

(b) Printed circuit board with operating system software and optional assembly service

Printed circuit boards with operating system software and optional assembly services are multiple element arrangements comprising printed circuit boards, assembly services and operating system software specifically designed for the printed circuit boards. Since the operating system software is essential to the functionality of the printed circuit board, the transaction is outside the scope of software accounting guidance in ASC 985-605 in accordance with ASU 2009-14. Accordingly, the Group accounted for the sale of printed circuit boards with operating system software and optional assembly service as a multiple deliverables arrangement in accordance with ASU 2009-13. Each of the printed circuit board, operating system software and assembly service represents a separate unit of accounting.

The Group and the mobile phone manufacturers sign an agreement containing the significant terms of the sale of printed circuit board with operating system software to evidence that an arrangement exists. The agreement also stipulates whether the mobile phone manufacturers engage the Group to perform assembly service on the printed circuit board. The Group delivers the assembled printed circuit boards together with the operating system software installed to mobile phone manufacturers if the Group is engaged to perform assembly service; whereas the Group normally delivers the operating system software prior to the printed circuit board to the mobile phone manufacturers if the Group is not engaged to perform assembly service. Therefore, delivery of printed circuit boards with operating system software and optional assembly services occurs upon receipt and acceptance of all deliverables by the mobile phone manufacturers. The Group performs credit assessment on the mobile phone manufacturers prior to signing the agreements to ensure collectability is reasonably assured. The purchase price is fixed because the unit price is stipulated in the signed sales agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. However, the mobile phone manufacturers only pay the agreed purchase price upon receipt of all of the deliverables in the arrangement. The Group outsources the assembly of printed circuit boards and installation of operating system software to original equipment manufacturers (“OEM”) and pays manufacturing fees, which are recognized as cost of revenues, based on a prescribed fixed fee per unit manufactured.

In accordance with ASU 2009-13 and ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the amount allocable to the delivered units or units of accounting is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions. Since the amount allocable to the operating system software is contingent upon the delivery of printed circuit board and the related assembly service, if any, revenues from the sale of printed circuit board with operating system software and optional assembly service are recognized only upon delivery of the final deliverable.

(c) Mobile phone contents installation service

Mobile phone contents installation service does not require significant production, modification or customization of the mobile phone contents received from the mobile phone content providers. Persuasive evidence of the arrangement is documented in a contract signed by the mobile phone content providers and the Group. Delivery of mobile phone contents installation service occurs when the mobile phone contents are installed on the mobile device circuit boards by the OEM. The mobile phone contents installation service fees are fixed and non-refundable once the mobile phone content providers confirm their monthly net profits to the Group. Collectability is considered reasonably assured as the Group deals with only reputable mobile phone content providers and performs thorough credit assessment on the mobile phone content providers prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment. Accordingly, the Group recognizes revenues from mobile phone contents installation services when the services are delivered and the fees are fixed upon receipt of the monthly net profits confirmations from mobile phone content providers.

(iii) Business taxes, value-added taxes and surcharges

The Group is subject to business taxes, value-added taxes and surcharges levied on services provided in the PRC. Business taxes, value-added taxes and surcharges for the years ended December 31, 2010, 2011 and 2012 were RMB6,127, RMB11,749 and RMB9,115 (US$1,463), respectively. In accordance with ASC 605-45, the Group recognized revenues net of all such business taxes, value-added taxes and surcharges.

Cost of revenues

Cost of revenues primarily consists of service fees paid to feature phone manufacturers for the installation of the Group’s self-developed mobile phone games or application platforms onto the manufactures’ feature phones, purchase costs of printed circuit boards and manufacturing fees paid to OEMs for the assembly of printed circuit boards and mobile phone contents installation service, service fees paid to mobile application and software websites for the distribution of the Group’s social games and single player games by providing platforms for mobile phone game players to download such games, and content fees paid to third-party game developers for the development of the Group’s single player games designed for smartphones. These costs are expensed as incurred except for the portion that is based on a prescribed percentage of the Group’s revenues, which are recorded as cost of revenues upon revenue recognition by the Group when billing confirmations are received as more fully described above.

In addition, cost of revenues includes staff salaries, network infrastructure fee, utilities, amortization of intangible assets, operating expenses directly related to the development, operation and sale of mobile phone games as well as the provision of handset design products and services, and the 5% business tax for periods before October 2012 and the 6% value-added tax for periods after November 2012 for technology services and market promotion fees charged by Yitongtianxia to Yingzheng.

Research and development

Research and development expenses include payroll, employee benefits and other headcount-related expenses associated with product development. Research and development expenses recorded in the consolidated statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012 were RMB8,377, RMB24,566 and RMB35,071 (US$5,629), respectively.

Leases

In accordance with ASC topic 840 (“ASC 840”), Leases, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their lease term. The Group had no capital leases for any of the years presented. The Group leases certain office facilities under non-cancelable operating leases and recorded total rental expenses of RMB295, RMB1,081 and RMB1,184 (US$190) for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, net operating loss and tax credits carryforwards, using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group applies ASC 740 to account for uncertainty in income taxes. ASC 740 provides the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. In future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Share-based compensation

In accordance with ASC topic 718 (“ASC 718”), Compensation—Stock Compensation, the Company determines whether a share option or a restricted share unit (“RSU”) should be classified and accounted for as a liability award or an equity award. All grants of share options or RSUs to employees of the Group classified as equity awards are measured at the grant date based on the fair value of the awards and are recognized as an expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. All grants of share options to employees of VODone classified as equity awards are measured at fair value at the grant date and recognized as a one-time deemed dividend distribution to shareholder. All grants of share options or RSUs to employees classified as liability awards are remeasured at the end of each reporting period until the date of settlement with an adjustment for fair value recorded to the current period expenses in order to properly reflect the cumulative expense based on the current fair value of the vested options or RSUs. The Group has elected to recognize share-based compensation for all awards with only service conditions using the straight-line method over the requisite service period. For share-based awards with performance or market conditions, compensation cost is recognized only if it is probable that the performance or market conditions will be achieved. The Group recognizes share-based compensation for awards with performance or market conditions using the accelerated method if the awards are subject to graded vesting. The Company uses the Black-Scholes option pricing valuation model, the binomial option pricing valuations model or the Monte Carlo simulation model in determining the fair value of different equity awards and liability awards granted.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

When the vesting conditions of a share-based payment are modified, the Company first determines whether the original vesting conditions were expected to be satisfied on the modification date. If the original vesting conditions are not expected to be satisfied, the grant-date fair value of the original award essentially is ignored and the fair value of the award measured at the modification date is recognized if the modified award ultimately vests, regardless of whether the fair value of the award on the modification date is greater than or less than the grant-date fair value of the award. The original grant-date fair value is ignored even if the original vesting condition ultimately is satisfied.

Earnings (loss) per share

The Company computes earnings (loss) per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share, using the two class method. Under the two-class method, net income is allocated between Class A and Class B ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s contingently redeemable ordinary shares are participating securities because they have contractual rights to share in the profits of the Company.

Basic earnings (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. For the purposes of calculating the Company’s basic and diluted earnings (loss) per Class A and Class B ordinary shares the ordinary shares relating to share-based awards that were exercised are assumed to have been outstanding from the date of exercise of such awards. Ordinary share equivalents are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the incremental ordinary shares issuable upon the exercise of share options and RSUs subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding share options and RSUs is reflected in diluted earnings per share by application of the treasury stock method. Securities issued by a subsidiary that enable their holders to obtain the subsidiary’s ordinary shares are included in the consolidated earnings per share computations based on the Group’s holding of the subsidiary’s securities. The computation of diluted earnings (loss) per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, whilst diluted earnings (loss) per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of diluted earnings (loss) per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220 (“ASC 220”), Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income includes net income (loss) and cumulative foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income. The Company early adopted ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2011 by presenting items of net income and other comprehensive income in one continuous statement, the consolidated statements of comprehensive income. Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of comprehensive income over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Where the grant relates to an asset, it is recognized as deferred income and released to the consolidated statements of comprehensive income in proportion to the depreciation of the related assets. The Group received a government grant of RMB2,000, RMB150 and nil during the years ended December 31, 2010, 2011 and 2012, respectively, for the development of mobile network game platforms from a PRC municipal government authority. As of December 31, 2012, the RMB2,150 government grant was classified as other non-current liabilities, as the Group did not expect all considerations attached to the government grant will be complied with during the succeeding twelve-month period from the balance sheet date.

Segment reporting

In accordance with ASC topic 280 (“ASC 280”), Segment Reporting, the Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer, who reviews operating results of the business when making decisions about allocating resources and assessing performance for the Group. Prior to January 1, 2010, the Group consisted of only one segment relating to feature phone games. On October 11, 2010, the handset design segment was added with the acquisitions of operating assets of Bright Way and Tastech; and on December 31, 2010, the smartphone games segment was added with the acquisition of 3GUU BVI (Note 4). Thus, the Group consisted of three segments as of and for the years ended December 31, 2010 and 2011. The Group began changing its operations from feature phone games to smartphone games during the year ended December 31, 2012. As a result, the original feature phone games segment and the smartphone games segment were combined into the mobile phone games segment. As of and for the year ended December 31, 2012, the Group consisted of two segments. The comparative segment information for the years ended December 31, 2010 and 2011 was restated accordingly.

The accounting policies used in its segment reporting are the same as those used in the preparation of the Group’s consolidated financial statements. The Company does not allocate any assets to its mobile phone games and handset design businesses as management does not use this information to measure the performance of the reportable segments. As substantially all of the Group’s long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims arising out of normal course of business when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group periodically evaluates developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Recent accounting pronouncement

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of ASU 2013-02 will have a significant effect on its consolidated financial statements.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments and accounts receivable. As of December 31, 2012, substantially all of the Group’s cash and cash equivalents and short-term investments were deposited in financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC and Hong Kong, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses, which have generally been within its expectations.

Concentration of customers

Approximately 13% of total net revenues were derived from one customer from the mobile phone games segment, namely Shenzhen Chuangshi Interactive Technology Co., Ltd., for the year ended December 31, 2010. Approximately 19% and 14% of total net revenues were derived from one customer from the mobile phone games segment, namely China Mobile Communications Corporation Jiangsu Ltd., for the years ended December 31, 2011 and 2012, respectively.

Approximately 48%, 6% and nil of total net revenues for the years ended December 31, 2010, 2011 and 2012, respectively, were derived from related parties (Note 19).

Concentration of suppliers

Approximately 17% and 14% of the Group’s raw materials attributable to handset design were purchased from two suppliers, namely Think Star Electronic Stock Co., Ltd. and Bright Way, respectively, for the year ended December 31, 2010. Approximately 15% and 14% of the Group’s raw materials attributable to handset design were purchased from Xiang Hai Electronic Co., Ltd. and Shi Jian Electronic Co., Ltd., respectively, for the year ended December 31, 2011. Approximately 63.1% , 56.7% and 50.1% of the Group’s cost of revenues attributable to mobile phone games were paid to Ouyinhua Information Consulting Co., Ltd. (“Ouyinhua”), for service provided to pre-install mobile phone games on feature phones for the years ended December 31, 2010, 2011, and 2012, respectively. Failure to develop or maintain the relationships with these suppliers or Ouyinhua may affect the Group’s ability to manufacture its products. Any disruption in the supply of the raw materials or the provision of pre-installation services to the Group may adversely affect the Group’s business, financial condition and results of operations.

Current vulnerability due to certain other concentrations

The Group’s operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Currency convertibility risk

The Group transacts the majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation (depreciation) of the RMB against US$ was approximately 3%, 5% and (0.2%) for the years ended December 31, 2010, 2011 and 2012, respectively. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. While the international reaction to the appreciation of the

RMB has generally been positive, there remains significant international pressure on the PRC government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

Other business risk

The PRC laws and regulations require that an entity obtain an Internet Publishing License and an Online Culture Operation License from the relevant PRC government authorities in order to operate in online mobile game business. One of the Company’s subsidiaries, Huiyou, has historically operated in the development of online mobile games without obtaining the required licenses from the relevant PRC government authorities. The developed online mobile games were licensed to Yingzheng, the VIE, which operated the online mobile games in its own name and paid commissions to Huiyou in return. The relevant PRC governmental authorities may deem the activities of Huiyou to be the operation of online games without obtaining the required licenses, which may subject the Group to penalties, and require the Group to make costly changes to its business model and materially disrupt its business. However, in the opinion of management, Huiyou’s current business model does not violate applicable PRC laws and regulations and the likelihood of penalties is remote.

BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITIONS

4. BUSINESS ACQUISITIONS

(a) Acquisitions of operating assets of Bright Way and Tastech

On October 11, 2010, OWX HK and OWX Beijing, wholly-owned subsidiaries of OWX Holding, acquired the operating assets of Bright Way and Tastech, respectively, for an aggregate purchase price of RMB20,000 cash and 28,694,372 ordinary shares of VODone. The VODone ordinary shares are contingently returnable in whole or in part to VODone if the income before tax of the OWX Group for the period from September 1, 2010 to December 31, 2012 does not meet certain predetermined performance targets. The Company classifies the right to the return of the transferred VODone ordinary shares as an asset in accordance with ASC 805. OWX Holding, OWX HK and OWX Beijing were investment holding companies and had no operation since inception. In connection with the Reorganization (Note 1), the entire equity interest in the OWX Group held by OWX Holding was transferred to the Company. The presentation of Bright Way and Tastech is combined to show the economic substance of the two transactions as a whole. The acquisitions of operating assets of Bright Way and Tastech met the definition of a business acquisition and the results of operations of the acquired businesses have been included in the Company’s consolidated financial statements since October 11, 2010. As a result of the acquisitions, the Company is expected to expand its handset design business in the PRC.

The acquisition date fair value of the consideration transferred, net of the contingently returnable consideration assets, and the 30% noncontrolling interest in the OWX Group totaled RMB101,323, which consisted of the following:

RMB
Cash	20,000
VODone ordinary shares (28,694,372 shares)	57,463
Less: contingently returnable consideration asset	(5,231)
30% equity interest in the OWX Group	29,091

101,323

The fair value of the 28,694,372 shares of VODone issued was determined based on the closing market price of VODone’s ordinary shares on the acquisition date. The fair value of the contingently returnable consideration asset at the acquisition date was RMB5,231.

The Company, with the assistance of an independent valuation firm, estimated the fair value of the contingently returnable consideration asset using the Black-Scholes model, which requires the input of highly subjective assumptions. The expected volatility of income before income taxes of 11.78% for which the Company has made reference to historical volatilities of several comparable companies. As of December 31, 2011 and 2012, the fair value of the contingently returnable consideration asset was RMB15,341 and nil, respectively. A loss of RMB270 and a gain of RMB27,887 and RMB2,973 (US$477) resulted from the change in fair value of the contingently returnable consideration asset was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012, respectively. As the income before tax of the OWX Group for the years ended December 31, 2011 and 2012 did not meet the predetermined performance targets, 21,217,611 and 30,780,183 VODone ordinary shares amounting to RMB17,507 and RMB18,314 must be returned to VODone by the original shareholders of Bright Way and Tastech, respectively. The remittance of VODone ordinary shares was accounted for as deemed dividend distribution in the consolidated statements of shareholders’ equity.

The fair value of the 30% noncontrolling interest in the OWX Group is estimated to be RMB29,091 using the income approach. As the OWX Group is a group of private entities, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (i) a discount rate of 22.21%, (ii) long-term sustainable growth rate of 3%, (iii) financial multiples of companies in the same industry as the OWX Group and (iv) adjustment because of the lack of marketability that market participants would consider when estimating the fair value of the OWX Group.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on October 11, 2010.

RMB
Property and equipment	190
Intangible assets	16,078
Amounts due from a related party	4,547

Total identifiable assets acquired	20,815

Deferred tax liabilities	2,653

Total liabilities assumed	2,653

Net identifiable assets acquired	18,162
Goodwill	83,161

Net assets acquired	101,323

The RMB16,078 of acquired intangible assets are acquired customer relationships with an estimated useful life of seven years. For the year ended December 31, 2012, the Company recognized a fully impairment charge of RMB10,910 (US$1,751) on the acquired customer relationships (Note 10).

The RMB83,161 of goodwill was assigned to the handset design segment. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of Bright Way and Tastech. None of the goodwill is expected to be deductible for income tax purposes. For the years ended December 31, 2010 and 2011, there were no changes in the recognized amounts of goodwill resulting from the acquisitions of operating assets of Bright Way and Tastech. For the year ended December 31, 2012, the Company recognized a goodwill impairment charge of RMB33,517 (US$5,380) (Note 9).

The Group recognized RMB306 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income. The costs associated with issuing and registering the VODone ordinary shares issued as consideration in the acquisitions of operating assets of Bright Way and Tastech were insignificant.

The amounts of revenue and earnings of the acquired businesses of Bright Way and Tastech included in the Company’s consolidated statements of comprehensive income from the acquisition date on October 11, 2010 to December 31, 2010 are as follows:

RMB
Net revenues	15,340
Net income	660

(b) Acquisition of 3GUU BVI

On December 31, 2010, Action King, a wholly-owned subsidiary of VODone, acquired 70% of the equity interest in the 3GUU Group for an aggregate purchase price of RMB58,475 (HK$68,796) cash and 68,600,000 ordinary shares of VODone. The VODone ordinary shares are contingently returnable in whole or in part to VODone if the income before tax of the 3GUU Group for the period from December 1, 2010 to December 31, 2013 does not meet certain predetermined performance targets. The Company classifies the right to the return of the transferred VODone ordinary shares as an asset in accordance with ASC 805. In connection with the Reorganization (Note 1), the entire equity interest in the 3GUU Group held by Action King was transferred to the Company. Since the acquisition occurred on December 31, 2010, no results of operations of the 3GUU Group are included in the Group’s consolidated financial statements for the year ended December 31, 2010. As a result of the acquisition, the Company is expected to further expand its mobile phone games business in the PRC.

The acquisition date fair value of the consideration transferred, net of the contingently returnable consideration assets, and the 30% noncontrolling interest in the 3GUU Group totaled RMB266,097, which consisted of the following:

RMB
Cash	58,475
VODone ordinary shares (68,600,000 shares)	139,941
Less: contingently returnable consideration asset	(1,739)
30% noncontrolling interest in the 3GUU Group	69,420

266,097

The fair value of the 68,600,000 shares of VODone issued was determined based on the closing market price of VODone’s ordinary shares on the acquisition date. The fair value of the contingently returnable consideration asset at the acquisition date was RMB1,739.

The Company, with the assistance of an independent valuation firm, estimated the fair value of the contingently returnable consideration asset using the Black-Scholes model, which requires the input of highly subjective assumptions. The expected volatility of the income before income taxes of 11.78% for which the Company has made reference to historical volatilities of several comparable companies. As of December 31, 2011 and 2012, the fair value of the contingently returnable consideration asset was RMB1,597 and RMB13,648 (US$2,191), respectively. A loss of RMB142 and a gain of RMB24,353 (US$3,909) resulted from the change in fair value of the contingently returnable consideration asset was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2011 and 2012, respectively. As the income before tax of the 3GUU Group for the year ended December 31, 2011 met the predetermined performance targets, the original shareholders of the 3GUU Group are not required to return any VODone ordinary shares to VODone as of December 31, 2011. As the income before tax of the 3GUU Group for the year ended December 31, 2012 did not met the predetermined performance targets, 20,334,262 VODone ordinary shares amounting to RMB12,302 must be returned to VODone by the original shareholders of the 3GUU Group. The remittance of VODone ordinary shares was accounted for as deemed dividend distribution in the consolidated statements of shareholders’ equity.

The fair value of the 30% noncontrolling interest in the 3GUU Group is estimated to be RMB69,420. The fair value of the 30% noncontrolling interest was estimated by deriving the fair value of the acquired business including a control premium as a whole and then subtracting the considerations transferred by Action King Limited for the 70% controlling interest. The fair value of the acquired business was estimated using the income approach. As the 3GUU Group is a group of private entities, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (i) a discount rate of 22.97%, (ii) long-term sustainable growth rate of 3%, (iii) financial multiples of companies in the same industry as the 3GUU Group and (iv) adjustment because of the lack of marketability that market participants would consider when estimating the fair value of the 3GUU Group.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on December 31, 2010.

December 31, 2010
RMB
Cash and cash equivalents	26,997
Accounts receivable	20,222
Prepayment and other current assets	372
Deferred tax assets, current portion	641
Property and equipment	1,258
Intangible assets	11,777
Deferred tax assets, non-current portion	500
Indemnification assets	3,716

Total identifiable assets acquired	65,483

Accounts payable	5,590
Accrued expenses and other current liabilities	4,140
Income tax payable	134
Unrecognized tax benefits	3,716
Other non-current liabilities	2,000
Deferred tax liabilities	51,630

Total liabilities assumed	67,210

Net identifiable assets (liabilities) assumed	(1,727)
Goodwill	267,824

Net assets acquired	266,097

The RMB11,777 of acquired intangible assets are subject to a weighted-average useful life of three years. Those definite-lived intangible assets include mobile games and platforms of RMB10,828, with an estimated useful life of three years, mobile game development costs of RMB941, with an estimated useful life of three years and computer software of RMB8, with an estimated useful life of five years.

The RMB267,824 of goodwill was assigned to the mobile phone games segment. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of the 3GUU Group. None of the goodwill is expected to be deductible for income tax purposes.

Indemnification assets represent the indemnification provided by the selling shareholders of the 3GUU Group for uncertainties about the settlement amount of unrecognized tax benefits related to the pre-acquisition period. The Group recognized RMB3,716 of indemnification assets at the acquisition date, which was the fair value measured using assumptions consistent with those used to measure the indemnified item. A gain of RMB293 and RMB451(US$72) resulted from the change in fair value of the indemnification assets was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2011 and 2012, respectively.

The Group recognized RMB604 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income. The costs associated with issuing and registering the VODone ordinary shares issued as consideration in the acquisition of the 3GUU Group were insignificant.

(c) Pro forma consolidated financial information

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Group for the year ended December 31, 2010, as if the acquisitions of the operating assets of Bright Way and Tastech, and the 3GUU Group described above had been completed as of January 1, 2010. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually taken place on the date indicated and may not be indicative of future operating results. These amounts have been calculated after applying the Company’s accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

For the year ended December 31, 2010
RMB (unaudited)
Net revenues	268,821
Net income	62,557
Basic and diluted earnings per share	0.21

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable	56,121	41,726	6,697
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	56,121	41,726	6,697

The Group does not offer extended payment terms and all accounts receivable are unsecured and non-interesting bearing. The Group offers credit terms ranging from three to nine months to customers with long-term relationship and good credit history. For the years ended December 31, 2010, 2011 and 2012, accounts receivable of nil, nil and RMB553 (US$89) were written off after all collection efforts have ceased. No allowance for doubtful accounts was recognized as of December 31, 2011 and 2012.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES

6. INVENTORIES

Inventories are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Raw materials	2,103	1,854	298
Working in process	—	505	81
Inventories net	2,103	2,359	379

Obsolete inventories of nil, nil and RMB669 (US$107) were written off as an expense in cost of revenues during the years ended December 31, 2010, 2011 and 2012, respectively. No inventory obsolescence provision was recognized as of December 31, 2011 and 2012.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS

7. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Contingently returnable consideration assets (Note 4)	16,938	13,648	2,191
Indemnification assets from a business acquisition (Note 4(b))	4,009	4,460	716
Deposits for office leases	213	1,173	188
Advances to employees	386	293	47
Receivables from game developers	—	10,000	1,605
Interests receivable	—	553	89
Loan to a third party	—	3,040	488
Prepaid expenses	3,171	3,870	621
Others	249	349	56

Total	24,966	37,386	6,001

Receivables from game developers as of December 31, 2012 represent the financial support provided to two third-party game developers to each develop a social game according to the Group’s request and specifications. The financial support will be repaid by the game developers using future profits generated by the two developed games to be shared with the game developers by the Group based on a predetermined profit sharing arrangement.

Loan to a third party as of December 31, 2012 represents RMB denominated loans to an unrelated third party of RMB3,040 (US$488). The loan is unsecured, interest-free and repayable within one year.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

Property and equipment and the related accumulated depreciation are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Office equipment	5,515	7,214	1,158
Leasehold improvement	1,585	1,661	267
Motor vehicles	88	88	14

Property and equipment, cost	7,188	8,963	1,439
Less: Accumulated depreciation	(1,753)	(4,149)	(666)

Property and equipment, net	5,435	4,814	773

Depreciation expenses, which were recorded in general and administrative expenses, for the years ended December 31, 2010, 2011 and 2012 were RMB218, RMB1,584 and RMB2,462 (US$395), respectively.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL

9. GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Dragon Joyce Group	3GUU Group	OWX Group	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2010	247,373	267,824	83,161	598,358
Goodwill acquired during the year	—	—	—	—
Impairment	—	—	—	—

Balance as of December 31, 2011	247,373	267,824	83,161	598,358

Goodwill acquired during the year	—	—	—	—
Impairment	—	—	(33,517)	(33,517)

Balance as of December 31, 2012	247,373	267,824	49,644	564,841

Balance as of December 31, 2012 in US$	39,706	42,989	7,968	90,663

Goodwill is not deductible for tax purposes and is not amortized but tested for impairment at least annually.

During the year ended December 31, 2012, due to the significant decline in revenue and net income, the Company determined that there were impairment indicators related to the carrying value of its goodwill. Thus, the Company performed the two-step goodwill impairment test on each of its reporting units.

In estimating the fair value of each of the reporting units in the first step of the impairment test, significant management judgment was applied. The Company estimated the fair value of each of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as insufficient number of comparable companies. In using the income approach methodology of valuation, estimates to determine the fair value of the reporting units included management’s judgment related to forecasts of future operating results, discount rates and expected future growth rates. The underlying assumptions used in the first step of the impairment test considered the market capitalization as of December 31, 2012 as well as the current local operating environment in the PRC and its expected impact on the fair value of the reporting unit. Due to the market transition and decline in demand for handset design of feature phones, the Company determined that the fair value of the OWX Group reporting unit was less than its carrying value and performed the second step of the impairment test.

The Company performed the second step of the impairment test to determine the implied fair value of goodwill for the OWX Group reporting unit with fair value less than carrying value. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit to all of the assets and liabilities including any unrecognized intangible assets of the reporting unit. This implied fair value was compared to the carrying value of reporting unit goodwill to quantify the amount of impairment loss. For the year ended December 31, 2012, the Company recognized a goodwill impairment charge of RMB33,517 (US$5,380).

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization and impairment loss are summarized as follows:

	As of December 31, 2011,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value
	RMB	RMB	RMB	RMB
Computer software	1,581	(201)	—	1,380
Mobile games and platforms	56,429	(20,524)	—	35,905
Acquired customer relationships	42,939	(11,506)	—	31,433
Mobile game product development costs	1,817	(434)	—	1,383

Total	102,766	(32,665)	—	70,101

	As of December 31, 2012,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value	Net value
	RMB	RMB	RMB	RMB	US$
Computer software	5,210	(1,416)	—	3,794	609
Mobile games and platforms	59,304	(35,690)	—	23,614	3,790
Acquired customer relationships	42,938	(17,639)	(10,910)	14,389	2,310
Mobile game product development costs	2,679	(1,478)	—	1,201	193

Total	110,131	(56,223)	(10,910)	42,998	6,902

During the year ended December 31, 2012, the Company recognized a full impairment charge of RMB10,910 (US$1,751) on the acquired customer relationships of the OWX Group attributable to the handset design segment, as the intangible asset was no longer expected to generate any further economic benefits for the Group.

Amortization expenses, which were recorded in cost of revenues, for the years ended December 31, 2010, 2011 and 2012 were RMB10,499, RMB19,686 and RMB23,583 (US$3,785), respectively.

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

	RMB	US$
2013	16,530	2,653
2014	13,382	2,148
2015	9,716	1,560
2016	3,356	539
2017	14	2

Total	42,998	6,902

NON-CURRENT PREPAYMENTS	12 Months Ended
Dec. 31, 2012
NON-CURRENT PREPAYMENTS

11. NON-CURRENT PREPAYMENTS

During the year ended December 31, 2012, the Group paid upfront payments of RMB30,000 (US$4,815) to certain mobile phone service providers as a form of sales incentives in exchange for an exclusive channel for billing and collection services (the “Channel”) offered by the mobile service providers to mobile phone game players who purchase the Company’s in-game premium features. The upfront payments are amortized over the useful life of the Channels, which is estimated to be 5 to 6 years depending on the historical relationship between the Group and the mobile phone service providers. The Group accounts for the sales incentives as a reduction of revenues in accordance with ASC 605-50, Revenue Recognition: Customer Payments and Incentives. For the year ended December 31, 2012, upfront payments amounting to RMB1,400 (US$225) were amortized and recognized as a reduction of revenues in the consolidated statements of comprehensive income. As of December 31, 2012, the unamortized portion of the upfront payments amounting to RMB28,600 (US$4,590) was classified as non-current prepayments on the consolidated balance sheets.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Advances from customers	564	616	99
Accrued payroll and welfare payable	10,053	16,251	2,608
Business tax, value-added tax and other taxes payable	3,802	1,287	207
Accrued initial public offering costs	2,010	—	—
Others	1,148	1,443	231

Total	17,577	19,597	3,145

Advances from customers represent cash payments received from customers in advance of the delivery of handset design products and services. The advances are applied towards the purchase price and recognized as revenue when the conditions for revenue recognition have been met. Advances from customers are non-interest bearing and refundable if the Group fails to perform.

DEFERRED INITIAL PUBLIC OFFERING COSTS	12 Months Ended
Dec. 31, 2012
DEFERRED INITIAL PUBLIC OFFERING COSTS

13. DEFERRED INITIAL PUBLIC OFFERING COSTS

Direct costs incurred by the Company attributable to its initial public offering of ordinary shares in the United States were deferred until September 25, 2012 and expensed off to the consolidated statements of comprehensive income upon the Listing of the Company (Note 1). Such deferred costs included legal and other professional fees related to the offering.

CONTINGENTLY REDEEMABLE ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
CONTINGENTLY REDEEMABLE ORDINARY SHARES

14. CONTINGENTLY REDEEMABLE ORDINARY SHARES

On May 11, 2012 (the “Issuance Date”), the Company issued 26,485,961 contingently redeemable ordinary shares (“Contingently Redeemable Ordinary Shares”) for an aggregate purchase price of US$12,000 (the “Purchase Price”), or US$0.45307 per share (the “Initial Per Share Price).

The key features of the Contingently Redeemable Ordinary Shares are as follows:

Redemption

The holders of the Contingently Redeemable Ordinary Shares may require the Company to redeem all but not less than all of the Contingently Redeemable Ordinary Shares held by the holders upon (i) an IPO is consummated on or prior to May 11, 2013 and the market capitalization of the IPO is below US$300,000 or (ii) the IPO has not been consummated on or prior to May 11, 2013. The redemption price shall equal to the Purchase Price plus any interest accrued on the Purchase Price based on the one year USD deposit interest rate for foreign currency deposit established by the People’s Bank of China on the Issuance Date. If the Company completes an IPO on or prior to May 11, 2013 and the market capitalization of the IPO is in excess of US$300,000 (“Qualified IPO”), the redemption right is forfeited and the Contingently Redeemable Ordinary Shares shall automatically be converted into ordinary shares.

Voting rights

Each Contingently Redeemable Ordinary Share is entitled to the number of votes equal to the number of ordinary shares then issuable upon its conversion into ordinary shares.

Dividends

Each Contingently Redeemable Ordinary Share is entitled to receive dividends in an amount equal to that of dividends declared or paid for all ordinary shares such Contingently Redeemable Ordinary Share could be converted into.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, prior to any distribution or payments to holders of ordinary shares other than the Contingently Redeemable Ordinary Shares, each holder of the Contingently Redeemable Ordinary Shares is entitled to receive an amount equal to 100% of the Initial Per Share Price per Contingently Redeemable Ordinary Share then held by such holder.

Accounting for the Contingently Redeemable Ordinary Shares

The Contingently Redeemable Ordinary Shares have been classified as mezzanine equity as they can be redeemed at the option of the holders upon the occurrence of certain contingent events outside the sole control of the Company.

The Contingently Convertible Ordinary Shares automatically convert into the Company’s ordinary shares when a Qualified IPO occurs whilst become redeemable by the holders when a Qualified IPO fails to occur. The Company evaluated the embedded conversion and redemption features contained in the Convertible Redeemable Ordinary Shares to determine if these features require bifurcation. Prior to the Listing of the Company on September 25, 2012, the conversion and redemption features were not required to be bifurcated because the underlying ordinary shares are not net settleable, publicly traded or readily convertible into cash. Upon the Listing of the Company on September 25, 2012, the Company re-evaluated whether the embedded features require bifurcation when the underlying ordinary shares became publicly traded. Since the holders of the Contingently Redeemable Ordinary Shares can only require the Company to redeem all but not less than all of the Contingently Redeemable Ordinary Shares and the transaction volume since the Listing had been minimal, the Company determined that the conversion and redemption features would not be deemed to be net settleable because the smallest number of units into which the Contingently Redeemable Ordinary Shares can be converted is not readily convertible to cash. Thus, the conversion and redemption features did not qualify for bifurcation after the Listing.

The initial carrying value of the Contingently Redeemable Ordinary Shares is the issue price on the Issuance Date of RMB75,648 (US$12,142) net of issuance costs of RMB1,813 (US$290). The Company concluded that the Contingently Redeemable Ordinary Shares are not redeemable currently, but it is probable that the Contingently Redeemable Ordinary Shares will become redeemable. The Company elected to recognize changes in the redemption value immediately as they occur and adjust the carrying value of the Contingently Redeemable Ordinary Shares to equal the redemption value at the end of each reporting period. An accretion charge of RMB3,023 (US$485) was recorded as a reduction of income available to ordinary shareholders for the year ended December 31, 2012.

The carrying value of the Contingently Redeemable Ordinary Shares as of December 31, 2012 is as follows:

	RMB	US$
Balance as of December 31, 2011	—	—
Issuance of Contingently Redeemable Ordinary Shares	75,648	12,142
Issuance costs	(1,813)	(290)
Changes in redemption value	3,023	485

Balance as of December 31, 2012	76,858	12,337

At the point in time when redemption becomes certain, the Contingently Redeemable Ordinary Shares will be reclassified from mezzanine equity to liability based on the redemption amount at that date. If the Contingently Redeemable Ordinary Shares are converted into ordinary shares, the carrying amount of the Contingently Redeemable Ordinary Shares will be reclassified from mezzanine equity to equity.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY

15. SHAREHOLDERS’ EQUITY

Ordinary shares

On January 20, 2011, the Company issued one share of ordinary share with par value of US$1.00 to VODone in connection with the incorporation of the Company.

On August 22, 2011, the Company restructured its share capital to increase the authorized capital to 1,000,000 ordinary shares with a per share par value of US$1.00 from 50,000 ordinary shares with a per share par value of US$1.00. In addition, on August 22, 2011, each of the existing issued and authorized ordinary shares of US$1.00 per share each was divided into 1,000 ordinary shares of US$0.001 per share each.

On August 23, 2011, the Company effected a 2,500,000 ordinary shares rights offering to its existing shareholder, VODone, for a subscription price of US$0.001 per ordinary share. Since the ordinary shares were issued for nominal consideration, the offering contains a bonus element that is accounted for similar to a stock dividend in accordance with ASC 260. In addition, as more fully described in Note 1, pursuant to a legal reorganization of entities under common control on August 23, 2011, the Company issued 209,999,000 new ordinary shares to Dragon Joyce, OWX Holding and Action King to acquire their equity interests in the Dragon Joyce Group, the OWX Group and the 3GUU Group, respectively.

Upon the completion of the Listing on September 25, 2012, the Company’s ordinary shares were converted into 113,112,458 Class A ordinary shares and 189,617,092 Class B ordinary shares. The Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 750,000,000 Class A and 250,000,000 Class B ordinary shares, respectively, at a par value of US$0.001 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share is entitled to five votes per share and is convertible into one Class A ordinary share at any time by its holder. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.

On September 25, 2012, the Company completed the Listing and 464,750 RSUs were vested and exercised. These 464,750 RSUs were considered issued and outstanding Class A ordinary shares as of December 31, 2012.

All ordinary share and per share information are adjusted retroactively for the above described change in share capital and ordinary shares rights offering, for all years presented. As of December 31, 2012, 750,000,000 Class A ordinary shares and 250,000,000 Class B ordinary shares were authorized, respectively, and 113,577,208 Class A ordinary shares and 189,617,092 Class B ordinary shares were issued and outstanding, respectively.

The Company did not pay or declare any dividends on ordinary shares in the years ended December 31, 2010 and 2012. On December 8, 2011, the Company’s board of directors declared cash dividend of RMB71,400 to certain shareholders of the Group based on the undistributed retained earnings of the Dragon Joyce Group and the OXW Group and their respective shareholding in these entities at the time of the Reorganization. As of December 31, 2011, RMB63,000 of the dividend declared remained unpaid. The unpaid dividend was fully settled on February 9, 2012. The payment of dividends in the future will be contingent upon the Group’s revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Company’s board of directors and subject to the requirements of Cayman Islands’ laws.

Accumulated other comprehensive loss

Changes in the balances of the component of accumulated other comprehensive loss for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Foreign currency translation
	RMB	US$
Balance as of December 31, 2009	—	—
Other comprehensive loss	(78)	(12)

Balance as of December 31, 2010	(78)	(12)
Other comprehensive loss	(349)	(56)

Balance as of December 31, 2011	(427)	(68)
Other comprehensive income	7	1

Balance as of December 31, 2012	(420)	(67)

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS

16. RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries and VIE. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries and VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries and VIE.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Huiyou, Donggan, Longyue, Shenzhen Douwan, Qilewuxian, Yikechuanghui, Shenzhen Douqu, OWX Beijing, Zhongtuo and Yitongtianxia were established as a foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide statutory common reserve at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. Yingzheng was established as a domestic invested enterprise and therefore is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries and VIE are restricted in their ability to transfer a portion of their net assets in the form of dividend payments, loans or advances to the Company. The amounts restricted include paid-in capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIE, as determined pursuant to PRC generally accepted accounting principles, totaling RMB32,926 (US$5,285) as of December 31, 2012.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

17. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s BVI incorporated subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Hong Kong profits tax rate is 16.5%. The Company’s Hong Kong incorporated subsidiaries, except for OWX HK, are not subject to Hong Kong profits tax as they do not have income arising in or derived from Hong Kong. OWX HK is subject to Hong Kong profits tax at 16.5% on its Hong Kong sourced assessable profits. In addition, upon payments of dividends by the Company’s Hong Kong subsidiaries to their shareholders, no Hong Kong withholding tax will be imposed.

China

Effective from January 1, 2008, the PRC’s statutory enterprise income tax (“EIT”) rate is 25%. The Company’s PRC subsidiaries and VIE are subject to EIT at 25% unless otherwise specified.

Under the EIT law and its relevant regulations, dividends paid by PRC enterprises out of profits earned after December 31, 2007 to non-PRC tax resident investors are subject to PRC withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaty with certain countries.

Pursuant to CaiShui [2008] No.1, qualified new software development enterprises are each entitled to a tax holiday of 2-year full EIT exemption followed by 3-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year. Huiyou and Yitongtianxia, being qualified new software development enterprises, are each entitled to a 2+3 tax holiday and their first profit-making year was year 2012 and year 2011, respectively. Accordingly, Huiyou is tax exempted for years 2012 and 2013 and subject to EIT at 12.5% from years 2014 to 2016. Yitongtianxia’s first profit-making year was 2011. Nevertheless, it did not receive the 2+3 tax holiday approval until April 2012. As a result, its 2+3 tax holiday is effective retroactively from year 2011 and is tax exempted for years 2011 and 2012 and subject to EIT at 12.5% from years 2013 to 2015. The retroactive effect of the year 2011 tax holiday is the recognition of the respective year 2011 unrecognized tax benefits of RMB8,817 (US$1,415) during year 2012.

Under the prevailing EIT law and its relevant regulations, a qualified high and new technology enterprise is entitled to a preferential tax rate of 15%. In May 2012, Yingzheng obtained the approval to enjoy the high and new technology enterprise preferential tax rate of 15% effective retroactively from year 2011 for a period of three years. The retroactive effect of the year 2011 preferential tax rate is the recognition of the respective year 2011 unrecognized tax benefits of RMB615 (US$99) and a decrease in Yingzheng’s deferred tax assets by RMB789 (US$127) during year 2012.

The prevailing EIT law and its relevant regulations treat enterprises established outside of the PRC with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company and its subsidiaries located in jurisdictions outside of the mainland PRC, if considered PRC resident enterprises for tax purposes, would be subject to the PRC enterprise income tax at the rate of 25% on their worldwide income commencing on January 1, 2008. As of December 31, 2011 and 2012, the Company has not accrued for PRC tax on such basis, as the Group’s non-PRC entities had zero assessable profits in the PRC for the period after January 1, 2008. The Group will continue to monitor the tax status with regards to the PRC tax resident enterprise regulation of its non-PRC entities.

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cayman Islands	—	34,263	(43,486)	(6,980)
British Virgin Islands	—	—	(18,881)	(3,031)
Hong Kong	9,407	6,585	5,369	862
The PRC	49,953	86,568	33,836	5,431

Total	59,360	127,416	(23,162)	(3,718)

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current tax expense (benefit)	21,593	19,294	(5,969)	(958)
Deferred tax benefit	(2,946)	(55,221)	(2,720)	(437)

	18,647	(35,927)	(8,689)	(1,395)

A reconciliation of income taxes computed at the PRC statutory tax rate of 25% to the actual income tax expense (benefit) is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Income (loss) before income taxes	59,360	127,416	(23,162)	(3,718)

Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	14,840	31,854	(5,791)	(930)
Foreign tax rate differential	2,408	(10,565)	12,081	1,939
Deemed profits taxation basis differential in Shenzhen Douwan*	—	(18,118)	—	—
Non-deductible expenses	98	2,983	1,630	262
Non-taxable income	(33)	—	—	—
Effect of change in tax status/rate	—	—	(8,643)	(1,387)
Withholding tax on dividend distribution	—	7,000	—	—
Effect of tax holidays	(11)	—	(17,045)	(2,736)
Outside basis differences in the VIE	—	(51,432)	—	—
Current/deferred rate differential	471	(108)	3,196	513
Increase in valuation allowance	811	1,073	3,184	511
Interest and penalties on unrecognized tax benefits	63	1,386	2,643	424
Others	—	—	56	9

Income tax expense (benefit)	18,647	(35,927)	(8,689)	(1,395)

*	Deemed taxation basis differential in Shenzhen Douwan represents the difference in income tax expense calculated at the PRC statutory tax rate of 25% on income before taxes versus on deemed profits calculated at 30% of net revenue. Shenzhen Douwan adopted the methodology of deemed profits basis in year 2011.

The aggregate amount and per share effect of tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Aggregate amount	11	—	17,045	2,736

Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Basic	—	—	0.06	0.01

Diluted	—	—	0.06	0.01

The significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	1,774	1,861	299
Less: Valuation allowance	(283)	(1,599)	(257)

Deferred tax assets, current portion, net	1,491	262	42

Deferred tax assets, non-current portion:
Intangible assets and property and equipment	388	473	76
Government grants	538	323	52
Net operating loss carryforwards	1,616	2,827	454
Less: Valuation allowance	(1,626)	(3,494)	(561)

Deferred tax assets, non-current portion, net	916	129	21

Deferred tax liabilities, non-current portion:
Intangible assets	12,580	7,844	1,259

Deferred tax liabilities, non-current portion, net	12,580	7,844	1,259

As of December 31, 2011 and 2012, the Group’s total deferred tax assets before valuation allowances were RMB4,316 and RMB5,484 (US$881), respectively. As of December 31, 2011 and 2012, the Group recorded valuation allowances of RMB1,909 and RMB5,093 (US$818), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not to be realized.

As of December 31, 2012, the Company had net operating losses of RMB15,121 (US$2,427) from several of its subsidiaries, which can be carried forward to offset future net profit for income tax purposes. Net operating loss carryforwards of RMB3, RMB33, and RMB15,085 as of December 31, 2012 will expire in years 2015, 2016 and 2017, respectively, if not utilized.

Aggregate undistributed earnings of the Company’s subsidiaries and the VIE located in the PRC that are available for distribution to non-PRC tax resident parent companies and primary beneficiary company at December 31, 2011 and 2012 amounting to RMB103,382 and RMB159,463, respectively and are considered to be indefinitely reinvested under ASC subtopic 740-30 (“ASC 740-30”), Income Taxes: Other Considerations or Special Areas. Accordingly, the management considered that the amount of unrecognized deferred tax liabilities for temporary differences related to investments in the PRC subsidiaries and the VIE is not determined because such a determination is not practical.

Deferred tax liabilities arising from (i) aggregate undistributed earnings of Yingzheng, a VIE of the Group, that are available for distribution to Yitongtianxia, its PRC tax resident parent company and (ii) the difference between the book basis and the tax basis in the investment in Yingzheng were RMB4,399 and RMB47,033 as of December 31, 2010, respectively. The registered shareholders of Yingzheng are contractually required to remit dividends received from Yingzheng to Yitongtianxia. This distribution chain results in (i) a taxable dividend from Yingzheng to its registered shareholders and (ii) a taxable contribution to Yitongtianxia when the proceeds are remitted to Yitongtianxia by the registered shareholders. The tax impact on the future cash distribution is recognized in deferred tax liabilities as an outside basis difference. On December 16, 2011, 3GUU BVI, a BVI entity, replaced Yitongtianxia, a PRC entity, as the primary beneficiary of Yingzheng (Note 1). As management is asserting indefinite reinvestment of undistributed earnings of the Group’s foreign subsidiaries located in the PRC, the deferred tax liabilities arising from the aggregate undistributed earnings of Yingzheng and the difference between the book basis and the tax basis in the investment in Yingzheng were reversed during the year ended December 31, 2011.

Unrecognized tax benefits

A tabular reconciliation of the Group’s unrecognized tax benefits, excluding interest and penalties, is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Balance at the beginning of year	—	19,563	25,262	4,055
Increase from business acquisitions	2,470	—	—	—
Increase related to current year tax positions	17,093	5,699	4,800	770
Decrease related to prior year tax position.	—	—	(9,432)	(1,513)
Lapse of statute of limitations	—	—	(60)	(10)

Balance at the end of year	19,563	25,262	20,570	3,302

As of December 31, 2011 and 2012, the Company has unrecognized tax benefits of RMB25,262 and RMB20,570 (US$3,302), respectively, of which RMB170 and RMB4,021 (US$645), respectively, are presented on a net basis against the deferred tax assets related to tax loss carryforwards on the face of the consolidated balance sheets. As a result, the amounts of unrecognized tax benefits included in the consolidated balance sheets as of December 31, 2011 and 2012 were RMB25,092 and RMB16,549 (US$2,656), respectively. RMB28,014 and RMB16,417 (US$2,635) as of December 31, 2011 and 2012, respectively, of unrecognized tax benefits would impact the effective tax rate, if recognized. The management does not expect the amount of unrecognized tax benefits will change significantly in the next twelve months.

For the years ended December 31, 2010, 2011 and 2012, the Company recorded income tax expenses for interest and penalties related to its unrecognized tax benefits of RMB63, RMB1,093 and RMB2,643 (US$424), respectively. The accrued interest and penalties related to unrecognized tax benefits as of December 31, 2011 and 2012 were RMB2,752 and RMB5,395, respectively, and are included in the amounts of unrecognized tax benefits in the consolidated balance sheets.

For the Company’s PRC subsidiaries and the VIE, their tax years 2007 through 2012 remain open to examination by the tax authorities as of December 31, 2012.

SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENTS

18. SHARE-BASED PAYMENTS

Share Option Scheme

(a) VODone share options

On November 4, 2010, VODone granted options to purchase 5,900,000 ordinary shares of VODone to certain employees of the Group at an exercise price of HK$2.25 (RMB1.93) per share. The 5,900,000 options are immediately vested and have a contractual life of three years. In accordance with ASC 718, the accounting grant date for options issued on November 4, 2010 was November 18, 2010, when VODone and the employees reached a mutual understanding of the key terms and conditions of the awards.

The share options granted by VODone to the Group’s employees are classified as equity awards which are measured based on the grant date fair value. Since the options were granted by VODone to the Group’s employees for their provision of service to the Group, the compensation cost is recognized in the Group’s financial statements with a corresponding credit to additional paid-in capital, representing VODone’s capital contribution. Since the share options are immediately vested, share-based compensation costs of RMB2,741 for the 5,900,000 options granted were immediately recognized on November 18, 2010.

The following table summarizes the share options granted by VODone to the Group’s employees for the years ended December 31, 2010, 2011 and 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2009	5,000,000	1.48	0.34
Granted	5,900,000	1.93	0.47
Exercised	(4,700,000)	1.50	0.34
Outstanding, December 31, 2010	6,200,000	1.89	0.46
Granted	—
Exercised	—

Outstanding, December 31, 2011	6,200,000	1.89	0.46
Granted	—
Exercised	—

Outstanding, December 31, 2012	6,200,000	1.89	0.46	0.89	—

Vested at December 31, 2012	6,200,000	1.89	0.46	0.89	—
Exercisable at December 31, 2012	6,200,000	1.89	0.46	0.89	—

The aggregate intrinsic value is calculated as the difference between the exercise prices of the underlying awards and the fair value of VODone’s ordinary shares as of December 31, 2012, for those awards that have an exercise price below the fair value of VODone’s ordinary shares. As of December 31, 2012, all of the share options granted to employees of the Group have an exercise price above the fair value of VODone’s ordinary shares, resulting in an aggregate intrinsic value of nil.

The weighted-average fair value of the options granted by VODone to the employees of the Group during the year ended December 31, 2010 was HK$0.55. The total fair value of options classified as equity awards vested during the year ended December 31, 2010 was RMB2,741.

The grant date fair value of the equity awards granted by VODone to the Group’s employees was estimated using the Black-Scholes option pricing model with the following assumptions:

November 18, 2010
Risk-free interest rate	0.26%
Dividend yield	0.6%
Expected volatility range	53.12%
Weighted average expected life	1 year
Estimated forfeiture rate	—

(b) Dragon Joyce and OWX Holding options

On July 30, 2010, Dragon Joyce granted options to purchase 0.724% of the equity interest in Dragon Joyce to certain non-employee directors of the Dragon Joyce Group at an exercise price of RMB1,738. On October 26, 2010, OWX Holding granted options to purchase 2.198% of OWX Holding to certain non-employee directors of the OWX Group at an exercise price of RMB1,723. These options are vested immediately and have a contractual life of two years.

The functional currency of Dragon Joyce and OWX Holding is US$. In accordance with ASC 718, as these awards contained an exercise price denominated in RMB, which is different from the functional currency of Dragon Joyce and OWX Holding, before the modification, these share options are dual indexed to foreign exchange and the shares of Dragon Joyce and OWX Holding. Accordingly, the share options granted by Dragon Joyce and OWX Holding are accounted for as liability awards that are remeasured at fair value at the end of each reporting period until the date of settlement.

On October 27, 2011, Dragon Joyce settled the granted options to purchase 0.436% of the equity interest in Dragon Joyce by transferring 418,268 ordinary shares of the Company owned by Dragon Joyce to certain grantees. Concurrently, the Company modified the exercised price of the remaining granted options to purchase 0.288% of the equity interest in Dragon Joyce from RMB to US$. The fair values of the 418,268 ordinary shares of the Company and the granted options to purchase 0.436% of the equity interest in Dragon Joyce were the same on the date of settlement. On October 28, 2011, OWX Holding settled the granted options to purchase 1.285% of the equity interest in OWX Holding by transferring 418,266 ordinary shares of the Company owned by OWX Holding to certain grantees. Concurrently, the Company modified the exercised price of the remaining granted options to purchase 0.913% of the equity interest in OWX Holding from RMB to US$. The fair values of the 418,266 ordinary shares of the Company and the granted options to purchase 1.285% of the equity interest in OWX Holding were the same on the date of settlement. The modification resulted in the liability awards being reclassified as equity awards, as the share options were no longer dual indexed to foreign exchange and the shares of Dragon Joyce and OWX Holding.

The fair value of the options was RMB3,771, RMB4,112 and RMB3,935 at the grant dates, December 31, 2010 and settlement dates, respectively. RMB4,112 was recorded as compensation cost with a corresponding credit to additional paid-in capital as shareholders’ contribution during the year ended December 31, 2010. A reversal of compensation cost of RMB177 (US$29) was recorded with a corresponding debit to additional paid-in capital as reduction of shareholders’ contribution during the year ended December 31, 2011. The modification of the currency in which the exercise price of the share options is denominated in did not result in any incremental fair value; thus, no additional share based compensation cost was recognized upon modification on October 27, 2011.

The grant date, December 31, 2010 and the modification date fair value of the liability awards granted by Dragon Joyce was estimated using the binomial option pricing model with the following assumptions:

	July 30, 2010	December 31, 2010	October 27, 2011
Risk-free interest rate	2.28%	3.28%	3.04%
Dividend yield	—	—	—
Expected volatility range	59.00%	48.42%	50.19%
Weighted average expected life	2 year	1.58 year	0.76 year
Suboptimal exercise factor	3	3	3
Estimated forfeiture rate	—	—	—
Fair value of 0.724% of the equity interest in Dragon Joyce	RMB2,952	RMB3,547	RMB4,269

The grant date, December 31, 2010 and the modification date fair value of the liability awards granted by OWX Holding was estimated using the binomial option pricing model with the following assumptions:

	October 26, 2010	December 31, 2010	October 28, 2011
Risk-free interest rate	2.34%	3.32%	3.07%
Dividend yield	—	—	—
Expected volatility range	56.00%	41.05%	60.82%
Weighted average expected life	2 year	1.82 year	0.99 year
Suboptimal exercise factor	3	3	3
Estimated forfeiture rate	—	—	—
Fair value of 2.198% of the equity interest in OWX Holding	RMB3,722	RMB3,722	RMB2,895

(c) 3GUU BVI options

On January 3, 2011, 3GUU BVI granted options to purchase 0.610% of the equity interest in 3GUU BVI to certain non-employee directors of the 3GUU Group at an exercise price of RMB1,708. These options are vested immediately and have a contractual life of two years.

The functional currency of 3GUU BVI is US$. In accordance with ASC 718, as these awards contained an exercise price denominated in RMB, which is different from the functional currency of 3GUU BVI, these share options are dual indexed to foreign exchange and the shares of 3GUU BVI. Accordingly, the share options granted by 3GUU BVI are accounted for as liability awards that are remeasured at fair value at the end of each reporting period until the date of settlement.

On October 29, 2011, the Company settled all of the granted options to purchase 0.610% of the equity interest in 3GUU BVI by (i) issuing 15,917.82 newly issued ordinary shares of 3GUU BVI to the grantees and (ii) exchanging the 15,917.82 ordinary shares of 3GUU BVI with 229,550 newly issued ordinary shares of the Company. The fair value of the 15,917.82 ordinary shares of 3GUU BVI and the 229,550 ordinary shares of the Company was the same as the fair value of the granted options to purchase 0.610% of the equity interest in 3GUU BVI on the date of settlement.

The fair value of the options granted by 3GUU BVI was RMB661 and RMB992 at the grant date and settlement date, respectively. RMB992 was recorded as compensation cost with a corresponding credit to additional pain-in capital during the year ended December 31, 2011.

The grant date and settlement date fair value of the liability awards granted by 3GUU BVI was estimated using the binomial option pricing model with the following assumptions:

	January 3, 2011	October 29, 2011
Risk-free interest rate	3.34%	3.14%
Dividend yield	—	—
Expected volatility range	52.74%	47.02%
Weighted average expected life	2 year	1.18 year
Suboptimal exercise factor	3	3
Estimated forfeiture rate	—	—
Fair value of 0.610% of the equity interest in 3GUU BVI	RMB1,883	RMB2,523

(d) Options granted to employees of the Group and VODone

On October 31, 2011, the Company’s board of directors approved the 2011 Share Option Scheme (the “2011 Share Option Scheme”). On November 15, 2011, the Company’s shareholders approved the 2011 Share Option Scheme. Under the 2011 Share Option Scheme, the Company may issue up to 30,394,955 ordinary shares of the Company to its employees, directors and consultants. The purpose of the 2011 Share Option Scheme is to provide additional incentive and motivation to its employees, directors and consultants, through an equity interest in the Company, to work towards enhancing the value and benefit of the Company. The contractual period of the options granted under the 2011 Share Option Scheme is 10 years.

On February 6, 2012, the Company granted shares options under the 2011 Share Option Scheme to purchase 23,404,120 and 2,431,592 ordinary shares of the Company to its employees and employees of VODone, respectively, at an exercise price of US$0.605 per share. These share options have a contractual life of five years. Pursuant to the share options agreement, (i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant. Since VODone, the ultimate holding company of the Company, is a publicly listed company on the HK Stock Exchange, it or its subsidiary is prohibited to grant share options with exercise price lower than the new issue price of shares on listing unless otherwise approved or waived by the HK Stock Exchange. Any share option granted by the Company during the period commencing six months before the first confidential filing date on Form F-1, or its equivalent for listing on the HK Stock Exchange or an overseas stock exchange, up to the listing date are subject to the above requirement. Except for any waivers that may be granted by the HK Stock Exchange, the exercise price of any share option granted during such period shall be adjusted to a price not lower than the new issue price as the Company’s board of directors may deem appropriate. The exercise price of the share options shall be adjusted to the price of the listing if the price of the listing exceeds $0.605 per share, whereas the exercise price of the share options shall remain unchanged if the price of the listing is less than $0.605 per share or a listing does not take place.

In accordance with ASC 718, the accounting grant date for these share options was February 6, 2012, as the Company and the grantees reached a mutual understanding of the key terms and conditions of the awards when the grantees began to be adversely affected by subsequent changes in the price of the Company’s ordinary shares. The share options granted to the Group’s employees are classified as equity awards which are measured based on the grant date fair value. As a market condition in which the exercise price varies with the price of the Company’s ordinary shares is attached to the share options, the market condition was considered in the estimate of their grant-date fair value. The fair value of each of the share options granted by the Company was RMB0.95 at the grant date. Compensation cost for these awards with a market condition granted to employees of the Group amounting to RMB22,230 (USD3,568) is recognized ratably for each vesting tranche, using the accelerated attribution method, over the requisite service period regardless of whether the market condition is satisfied. RMB11,277 (US$1,810) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2012.

ASC 718 does not apply to awards granted by an entity to employees of its controlling parent company. As a result, ASC 718 is not applicable to the share options granted by the Company to employees of VODone on February 6, 2012. However, since VODone, as the controlling parent of the Company, can always direct the Company to grant share-based awards to its employees, the Company measured the fair value of the shares options granted to employees of VODone at the grant date and recognized that amount as a dividend to VODone without regard to whether the options are subject to vesting provisions. While this is not consistent with the measurement model for share-based awards granted to nonemployees described in ASC topic 505-50 (“ASC 505-50”), Equity—Equity-Based Payments to Non-Employees, the Company considered the departure from ASC 505-50 was not unreasonable given that the grant of share options to employees of VODone was a capital transaction rather than compensation. Accordingly, the grant-date fair value of the share options granted to employees of VODone amounting to RMB2,313 (US$371) was recorded as a one-time deemed dividend distribution to shareholder for the year ended December 31, 2012.

The following table summarizes the share options granted to the Group’s employees during the year ended December 31, 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2012	—	—	—	—	—
Granted	23,404,120	3.81	0.95
Forfeited	(535,912)	3.81	0.95
Exercised	—

Outstanding, December 31, 2012	22,868,208	3.81	0.95	4.10	—

Vested and expected to vest at December 31, 2012	22,868,208	3.81	0.95	4.10	—
Exercisable at December 31, 2012	—	3.81	0.95	4.10	—

The following table summarizes the share options granted to the employees of VODone during the year ended December 31, 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2012	—	—	—	—	—
Granted	2,431,592	3.81	0.95
Forfeited	—
Exercised	—

Outstanding, December 31, 2012	2,431,592	3.81	0.95	4.10	—

Vested and expected to vest at December 31, 2012	2,431,592	3.81	0.95	4.10	—
Exercisable at December 31, 2012	—	3.81	0.95	4.10	—

The aggregate intrinsic value is calculated as the difference between the exercise prices of the underlying awards and the fair value of the Company’s ordinary shares as of December 31, 2012, for those awards that have an exercise price below the fair value of the Company’s ordinary shares. As of December 31, 2012, all of the share options granted to employees of the Group and VODone have an exercise price above the fair value of the Company’s shares, resulting in an aggregate intrinsic value of nil.

As of December 31, 2012, total unrecognized share-based compensation cost of RMB10,996 (US$1,765), net of estimated forfeitures, is expected to be recognized over a weighted-average period of 1.79 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. To the extent the actual forfeiture rate is different from original estimate, actual share- based compensation costs related to these awards may be different from expectation.

The grant date fair value of the equity awards granted to employees of the Group and VODone was estimated using the Monte Carlo simulation model with the following assumptions:

February 6, 2012
Risk-free interest rate	0.75%
Dividend yield	2.00%
Expected volatility rate	51.64%
Weighted-average expected life	5.00
Estimated forfeiture rate	—
Fair value of the Company’s ordinary shares	RMB3.25

(e) Restricted share units

On August 24, 2011, the Company granted 1,220,000 RSUs, with a performance condition of an IPO attached, to certain senior management and directors at the subscription price of US$0.001 per share. On March 16, 2012, the Company granted 639,000 RSUs, with a performance condition of an IPO attached, to certain senior management and directors at a subscription price of US$0.001 per share. The transferability of the 1,220,000 and 639,000 RSUs is restricted. Pursuant to the RSU subscription agreements, 25% of the RSUs will vest and become transferable upon each of: (i) the consummation of the IPO of the securities of the Company on an internationally recognized stock exchange (the “IPO Date”); (ii) the first anniversary of the IPO Date; (iii) the second anniversary of the IPO Date; and (iv) the third anniversary of the IPO Date. If the IPO is not consummated by December 31, 2014, the Company is required to repurchase all of the RSUs at the purchase price of US$0.001 per share. There is a service condition in addition to the performance condition attached to the vesting of the RSUs, as the unvested restricted shares shall be subject to repurchase in the event of the termination of service unless otherwise agreed by the Company and the grantees. Since a performance condition of an IPO is attached with the vesting of the RSUs, share based compensation cost is not recorded before the performance condition of an IPO is met.

On August 20, 2012, the Company modified the original vesting conditions of the RSUs granted on August 24, 2011 and March 16, 2012 to be: 25% of the RSUs will vest upon each of (i) the consummation of the Listing (the “Listing Date”); (ii) the first anniversary of the Listing Date; (iii) the second anniversary of the Listing Date; and (iv) the third anniversary of the Listing Date. Except for the vesting conditions, other conditions of the RSUs remained unchanged. The modification of vesting conditions was intended to provide additional motivations to the employees. On September 25, 2012, the Company completed the Listing and the performance condition attached to the RSUs was met.

As both the IPO and the Listing are outside of the control of the Company, management concluded at the grant date and the modification date that it is not probable that the original vesting conditions and the modified vesting conditions will be achieved, respectively. As a result, the modification of the performance condition attached to the RSUs was treated as a Type IV improbable-to-improbable modification in accordance with ASC 718 on August 20, 2012. For a Type IV improbable-to-improbable modification, the original award is treated as cancelled in exchange for a new award. Accordingly, the grant-date fair values of the RSUs were ignored and the modification-date fair value of RMB3.68 (US$0.59) was measured, and the recognition of compensation cost was deferred until the performance condition of the Listing was met on September 25, 2012. RMB2,798 (US$449) was recorded as compensation cost with a corresponding credit to additional paid-in capital for the year ended December 31, 2012.

The following table summarizes the RSUs granted by Company for the years ended December 31, 2011 and 2012:

RSUs granted by the Company	Outstanding RSUs	Weighted average grant date fair value
		RMB
Unvested, December 31, 2010	—	—
Granted	1,220,000	4,856
Vested	—	—
Forfeited	—	—

Unvested, December 31, 2011	1,220,000	4,856
Granted	2,498,000	8,978
Cancelled	(1,859,000)	(6,986)
Vested	(464,750)	(1,712)
Forfeited	—	—

Unvested, December 31, 2012	1,394,250	5,136

As of December 31, 2012, total unrecognized compensation cost for the RSUs of RMB4,060 (US$652), net of estimated forfeitures, is expected to be recognized over the weighted average period of 1.75 years.

The total fair value of the RSUs vested during the year ended December 31, 2012 was RMB3,234 (US$519).

(f) Determining fair value of awards

The Company, with the assistance of an independent valuation firm, estimated the grant date fair value of the options granted by VODone using the Black-Scholes option pricing model and the options granted by Dragon Joyce, OWX Holding and 3GUU BVI using a binomial option pricing model. The subsequent measurement of fair value of the options granted by Dragon Joyce, OWX Holding and 3GUU BVI was estimated using a binomial option pricing model with the assistance of an independent valuation firm. The binomial model requires the input of highly subjective assumptions, including the expected stock price volatility, the expected price multiple at which the holder is likely to exercise share options and the expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. The volatility assumption of the VODone options was estimated based on implied volatility and historical volatility of VODone’s share price. For expected volatility of the Dragon Joyce, OWX Holding and 3GUU BVI options, the Company has made reference to historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the options of VODone is based on the yield in effect at the grant date on Exchange Fund Notes as indicated by Hong Kong Monetary Authority. The risk-free rate for periods within the contractual life of the options of Dragon Joyce, OWX Holding and 3GUU BVI is based on the market yield of China Government Bond. The dividend yield is based on the expected pay-out ratio.

The fair value of the VODone ordinary shares was determined based on the closing market price of the shares at the measurement date. The expected share option life was estimated based on the resulting output of the binomial option pricing model. The option awards are not transferable and the grantees have a limited amount of time subsequent to their termination of employment or service to exercise the options. These post-vesting restrictions are considered in the binomial option pricing model as a suboptimal exercise factor.

The Company, with the assistance of an independent valuation firm, estimated the grant-date fair value of the options granted to its employees and the employees of VODone using the Monte Carlo simulation model. The Monte Carlo simulation model requires the input of highly subjective assumptions, including the expected stock price volatility, risk-free interest rate, dividend yield, weighted-average expected life of the options and expected employee forfeiture rate. The Company uses historical data and future expectations to estimate forfeiture rate. For expected volatility of the options, the Company has made reference to the historical volatilities of several comparable companies. The risk-free rate for periods within the contractual life of the options is based on the US Treasury Bonds and other market information at the time of grant. The estimated fair value of the ordinary shares, at the option grant date, was determined with assistance from an independent valuation firm.

The Company estimated the modification-date fair value of the RSUs based on the fair value of the Company’s ordinary shares, which was determined to be the sum of the fair value of Dragon Joyce, OWX Holding and 3GUU BVI. The Company determined the fair value of the Dragon Joyce, OWX Holding and 3GUU BVI equity interests at the measurement date with the assistance of an independent valuation firm using a generally accepted valuation methodology, which incorporates certain assumptions including the financial results and growth trends of Dragon Joyce, OWX Holding and 3GUU BVI.

Total share-based compensation expense of awards granted to the Group’s employees and directors was recorded in “General and administrative expenses” in the consolidated statements of comprehensive income.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS

19. RELATED PARTY TRANSACTIONS

(a) Related parties

Name of related parties	Relationship with the Group
VODone	The ultimate holding company
Shenzhen Kuailefeng Software Development Co., Ltd (“Kuailefeng”)	A company controlled by management of Dragon Joyce
Bright Way	A company controlled by management of OWX Holding
Shenzhen Provider Technology Co., Ltd. (“Shenzhen Provider”)	A company controlled by a director of the Company, which ceased to be a related party on July 11, 2011
Shenzhen Huazhongtianxun Technology Co., Ltd. (“Huazhongtianxun”)	A company controlled by a director of the Company, which ceased to be a related party on April 12, 2011
Beijing Changshi Jiaren Technology Development Co., Ltd. (“Changshi Jiaren”)	A company controlled by a director of the Company, which ceased to be a related party on April 12, 2011
Beijing Shidai Xunda Technology Co., Ltd. (“Shidai Xunda”)	A company controlled by a director of the Company, which ceased to be a related party on April 12, 2011
Mr. Wang Yongchao	A director of 3GUU BVI

(b) The Group had the following related party transactions for the years presented:

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from exclusive technical support services on feature phone games provided to:
Kuailefeng	5,939	4,661	—	—

	5,939	4,661	—	—

The Group entered into an exclusive technical support services agreement with Kuailefeng on October 9, 2009, pursuant to which Kuailefeng agreed to engage the Group as its exclusive provider of technical platform and technical support, maintenance and other services for an annual service fee based on a prescribed percentage of Kuailefeng’s revenue. The exclusive technical support services agreement was terminated by the Group at the end of 2011.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from exclusive reseller right on feature phone games provided to:
Kuailefeng	22,488	1,424	—	—

	22,488	1,424	—	—

The Group entered into an agent agreement with Kuailefeng in January 2010, pursuant to which the Group granted Kuailefeng the right to operate and sell in-game premium features of certain feature phone games of the Group in exchange for a fee of RMB22,488 and RMB1,424 for the years ended December 31, 2010 and 2011, respectively. The agent agreement was terminated by the Group at the end of 2011.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Mobile phone games revenue from related mobile phone service providers:
Shenzhen Provider	18,264	3,352	—	—
Huazhongtianxun	11,132	2,072	—	—
Changshi Jiaren	54	—	—	—
Shidai Xunda	2,475	2,243	—	—

	31,925	7,667	—	—

The Group entered into agreements with Shenzhen Provider, Huazhongtianxun, Changshi Jiaren and Shidai Xunda for billing and collection services as mobile phone service providers in the sale of in-game premium features of mobile phone games. The agreements were made in the Group’s ordinary course of business and based on terms identical to those with unrelated mobile phone service providers.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Temporary funding provided by:
VODone	1,231	4,551	4,104	659

	1,231	4,551	4,104	659

The temporary funding from VODone was unsecured, interest-free and repayable on demand. The proceeds of the temporary funding from VODone were injected into OWX Beijing as working capital and were used for payment of expenses relating to the Listing for the years ended December 31, 2010, 2011 and 2012, respectively.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from mobile phone contents installation service provided to:
Kuailefeng	298	—	—	—

	298	—	—	—

The Group entered into a contract with Kuailefeng in 2010, pursuant to with Kuailefeng agreed to engage the Group to provide mobile phone contents installation service in December 2010 for a service of fee of RMB298.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Raw materials purchased on behalf by:
Bright Way	3,553	116	—	—

Raw materials purchased from:
Bright Way	1,454	658	—	—

During the years ended December 31, 2010, 2011 and 2012, Bright Way purchased raw materials amounting to RMB3,553, RMB116 and nil, respectively, on behalf of the Group for its handset design products.

During the years ended December 31, 2010, 2011 and 2012, the Group purchased raw materials amounting to RMB1,454, RMB658 and nil, respectively, from Bright Way.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Share-based compensation expenses incurred on behalf by:
VODone	2,741	—	—	—
Dragon Joyce	1,970	610	—	—
OWX Holding	2,142	(787)	—	—

	6,853	(177)	—	—

During the year ended December 31, 2010, VODone granted share options to certain non-employee directors of the Group. Compensation costs of RMB2,741 were recognized with a corresponding credit to additional paid-in-capital as shareholders’ contribution for the year ended December 31, 2010.

During the year ended December 31, 2010, Dragon Joyce and OWX Holding granted share options to certain non-employee directors of the Group. Compensation costs of RMB4,112 were recognized with a corresponding credit to additional paid-in-capital as shareholders’ contribution for the year ended December 31, 2010. During the year ended December 31, 2011, a reversal of compensation costs of RMB177 was recognized with a corresponding debit to additional paid-in capital as reduction of shareholders’ contribution (Note 18(b)).

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Acquisition consideration paid on behalf by:
VODone	275,879	—	—	—

Acquisition-related costs paid on behalf by:
VODone	910	—	—	—

Deemed dividend to:
VODone	—	30,278	32,929	5,285

During the year ended December 31, 2010, VODone paid purchase considerations of RMB77,463 and RMB198,416 on behalf of the Group for the acquisitions of the operating assets of Bright Way and Tastech, and the 70% equity interests in 3GUU BVI, respectively. These amounts paid on behalf by VODone are recognized in additional paid-in-capital as a shareholder’s contribution.

During the year ended December 31, 2010, VODone paid acquisition-related costs of RMB910 on behalf of the Company. These amounts paid on behalf by VODone are recognized in additional paid-in-capital as a shareholder’s contribution.

During the year ended December 31, 2011, the Dragon Joyce Group and the OWX Group failed to meet the predetermined performance target as stipulated in their respective purchase agreement. As a result, VODone shares amounting to RMB12,771 and RMB17,507 must be returned to VODone by the original shareholders of the Dragon Joyce Group and the OWX Group, respectively, which was accounted for as deemed distribution to VODone (Note 4).

During the year ended December 31, 2012, the OWX Group and the 3GUU Group failed to meet the predetermined performance target as stipulated in their respective purchase agreement. As a result, VODone shares amounting to RMB18,314 (US$2,940) and RMB12,302 (US$1,975) must be returned to VODone by the original shareholders of the OWX Group and the 3GUU Group, respectively, which was accounted for as deemed distribution to VODone (Note 4). In addition, on February 6, 2012, the Company granted shares options to purchase 2,431,592 ordinary shares of the Company to the employees of VODone. The grant-date fair value of the share options granted to employees of VODone amounting to RMB2,313 (US$371) was recorded as a one-time deemed dividend distribution to VODone (Note 18(d)).

(c) The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Amounts due from related parties:
Kuailefeng	1,347	—	—
Mr. Wang Yongchao	2	—	—

Total	1,349	—	—

Amounts due to related parties:
VODone	6,490	988	159
Mr. Wang Yongchao	—	3	—
Bright Way	52	—	—

Total	6,542	991	159

All balances with related parties as of December 31, 2011 and 2012 were unsecured, non-interest bearing and repayable on demand.

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN

20. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Company’s subsidiaries and the VIE in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Full time employees of the Predecessor participate in the same government mandated defined contribution plan. Chinese labor regulations require that the PRC subsidiaries and the VIE of the Group make contributions to the government for these benefits based on a specific percentage of the employees’ salaries up to a maximum of three times the average annual salary for the city in which the subsidiary operates for the prior year. The Company’s subsidiaries and VIE have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB1,583, RMB4,961 and RMB 6,297(US$1,011) for the years ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

As of December 31, 2012, the Group had minimum lease payments under non-cancelable operating leases with initial terms in excess of one year as follows:

	RMB	US$
2013	3,855	619
2014	3,469	557
2015	2,808	451
2016	393	63
2017 and thereafter	—	—

	10,525	1,690

The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all conducted with third parties.

(b) Investment commitments

As part of the Company’s expansion strategy, in July 2012, the Company entered into a memorandum of understanding (the “MOU”) with MediaTek Inc. (“MediaTek”) to acquire 51% of the equity interest in Vogins Network Technology (Shanghai) Limited Co., Ltd. (“Vogins Shanghai”), which provides a platform that application developers and mobile device makers can utilize to develop products that are compatible with different mobile handset platforms, for cash consideration of US$1,020. As of December 31, 2012, the closing conditions of the acquisition of Vogins Shanghai have not been met. Therefore, the transfer of the 51% equity interest has not occurred.

(c) Variable interest entity structure

In the opinion of management, (i) the ownership structure of the Company and its VIE is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIE and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Group and its contractual arrangements with its VIE are found to be in violation of any existing or future PRC laws and regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. Further, should the ownership structure of the Group under the current VIE arrangement is challenged by the PRC authorities while the foreign investment restrictions over the Internet content provision and telecommunication sectors remain effective, the Group would need to restructure its ownership structure. In that case, the Group may still be able to (i) develop mobile games in China and own the copyright for those mobile games; (ii) grant to the VIE, or any other Chinese company that possesses the necessary regulatory licenses, copyright licenses to operate the Company’s games in China and collect royalties from the VIE or such other Chinese company; (iii) use the Group’s technology, expertise and experience to provide technological services and support to the VIE in exchange for service fees; and (iv) require the registered shareholders of the VIE to pledge their equity interests in the VIE in favor of the Group to secure the VIE’s performance under these agreements. However, following such a restructuring, the Group would not be able to adopt or rely on the VIE arrangements and thus, would not be able to exercise effective control over the VIE. Such a loss of control could materially and adversely affect the Group’s business, financial condition, results of operations and ability to consolidate the VIE. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIE is remote based on current facts and circumstances.

In addition, the registered shareholders of the VIE are the Company’s officers or employees. If conflicts of interest arise between these shareholders’ duties to the Company and the VIE, these shareholders may not act in the Company’s best interests and conflicts of interest may not be resolved in the Company’s favor. In addition, these shareholders may breach or cause the VIE to breach or refuse to renew its existing contractual arrangements that allow the Company to exercise effective control over it and to receive economic benefits from it. If certain shareholders of the VIE do not comply with their fiduciary duties to the Company as its designated directors, or if the Company cannot resolve any conflicts of interest or disputes between the Company and such shareholders or any future beneficial owners of the VIE, the Company would have to rely on legal proceedings to remedy the situation, which could result in disruption of the Company’s business and substantial uncertainty as to the outcome of any such legal proceedings. Further, these remedies may not always be effective, particularly in light of uncertainties in the PRC legal system. For example, the Company may have to resort to administrative and court proceedings to enforce the legal protection that the Company enjoys either by law or contract. Since PRC administrative and court authorities have significant discretion in interpreting and implementing statutory and contractual terms, it may be more difficult to evaluate the outcome of administrative and court proceedings and the level of legal protection the Company enjoys than in more developed legal systems. These uncertainties may impede the Company’s ability to enforce the contracts it has entered into with the VIE and its shareholders and the Group’s ability to consolidate the VIE.

(d) Income taxes

As of December 31, 2012, the Group has recognized RMB20,570 (US$3,302) accrual for unrecognized tax benefits (Note 17). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statute of limitations. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2012, the Group classified the accrual for unrecognized tax benefits as a non-current liability.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING

22. SEGMENT REPORTING

In accordance with ASC 280, the Group’s CODM has been identified as the chief executive officer, who reviews operating results of the business when making decisions about allocating resources and assessing performance for the Group. Prior to January 1, 2010, the Group consisted of only one segment relating to feature phone games. On October 11, 2010, the handset design segment was added with the acquisitions of operating assets of Bright Way and Tastech; and on December 31, 2010, the smartphone games segment was added with the acquisition of 3GUU BVI (Note 4). Thus, the Group consisted of three segments as of and for the years ended December 31, 2010 and 2011. The Group began changing its operations from feature phone games to smartphone games during the year ended December 31, 2012. As a result, the original feature phone games segment and the smartphone games segment were combined into the mobile phone games segment. As of and for the year ended December 31, 2012, the Group consisted of two segments. The comparative segment information for the years ended December 31, 2010 and 2011 was restated accordingly. The accounting policies used in its segment reporting are the same as those used in the preparation of the Group’s consolidated financial statements. The Group does not allocate any assets to its games and handset design businesses as management does not use this information to measure the performance of the reportable segments. As substantially all of the Group’s long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

The Group’s segment information as of and for year ended December 31, 2010 is as follows:

	Games	Handset design	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenues	110,071	15,340	—	125,411
Cost of revenues	(32,827)	(10,083)	—	(42,910)

Gross profit	77,244	5,257	—	82,501
Selling expenses	(952)	—	—	(952)
General and administrative expenses	(9,001)	(2,816)	—	(11,817)
Research and development expenses	(8,377)	—	—	(8,377)
Interest income	70	—	—	70
Changes in fair value of contingently returnable consideration assets	—	—	(2,065)	(2,065)

Income before income taxes	58,984	2,441	(2,065)	59,360
Income tax expenses	(16,866)	(1,781)	—	(18,647)

Net income	42,118	660	(2,065)	40,713

Total assets	731,534	122,110	—	853,644

Total liabilities	106,828	12,840	—	119,668

Capital expenditure	341	—	—	341

Depreciation and amortization expense	10,144	573	—	10,717

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Games	Handset design	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenues	204,794	38,694	—	243,488
Cost of revenues	(79,311)	(29,037)	—	(108,348)

Gross profit	125,483	9,657	—	135,140
Selling expenses	(7,277)	(284)	—	(7,561)
General and administrative expenses	(7,322)	(2,653)	(6,288)	(16,263)
Research and development expenses	(24,566)	—	—	(24,566)
Interest income	921	6	—	927
Other income	293	—	—	293
Changes in fair value of contingently returnable consideration assets	—	—	39,446	39,446

Income before income taxes	87,532	6,726	33,158	127,416
Income tax benefit (expense)	37,498	(1,571)	—	35,927

Net income	125,030	5,155	33,158	163,343

Total assets	825,866	116,831	7,733	950,430

Total liabilities	75,184	8,557	70,511	154,252

Capital expenditure	16,419	174	—	16,593

Depreciation and amortization expense	18,861	2,409	—	21,270

The Group’s segment information as of and for the year ended December 31, 2012 is as follows:

	Games		Handset design		Unallocated		Total
	RMB	USD	RMB	USD	RMB	USD	RMB	USD
Net revenues	172,185	27,638	15,408	2,472	—	—	187,593	30,110
Cost of revenues	(74,878)	(12,019)	(16,852)	(2,705)	—	—	(91,730)	(14,724)

Gross profit (loss)	97,307	15,619	(1,444)	(233)	—	—	95,863	15,386
Selling expenses	(15,706)	(2,521)	(132)	(21)	—	—	(15,838)	(2,542)
General and administrative expenses	(12,981)	(2,084)	(3,842)	(617)	(18,810)	(3,018)	(35,633)	(5,719)
Research and development expenses	(34,386)	(5,519)	(685)	(110)	—	—	(35,071)	(5,629)
Impairment of goodwill	—	—	(33,517)	(5,380)	—	—	(33,517)	(5,380)
Impairment of intangible assets	—	—	(10,910)	(1,751)	—	—	(10,910)	(1,751)
Listing expenses	—	—	—	—	(17,307)	(2,778)	(17,307)	(2,778)
Interest income	1,447	233	27	4	—	—	1,474	237
Other income	451	72	—	—	—	—	451	72
Changes in fair value of contingently returnable consideration assets	—	—	—	—	27,326	4,386	27,326	4,386

Income (loss) before income taxes	36,132	5,800	(50,503)	(8,108)	(8,791)	(1,410)	(23,162)	(3,718)
Income tax benefit	6,743	1,083	1,946	312	—	—	8,689	1,395

Net income (loss)	42,875	6,883	(48,557)	(7,796)	(8,791)	(1,410)	(14,473)	(2,323)

Total assets	793,558	127,376	59,038	9,476	44,598	7,158	897,194	144,010

Total liabilities	(53,578)	(8,599)	(3,952)	(634)	(458)	(74)	(57,988)	(9,307)

Capital expenditure	41,843	6,716	169	27	—	—	42,012	6,743

Depreciation and amortization expense	23,605	3,789	2,440	391	—	—	26,045	4,180

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE

23. EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	For the Years Ended December 31,
	2010		2011		2012		2012
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
	RMB	RMB	RMB	RMB	RMB	RMB	US$	US$
Earnings (loss) per share—basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share—basic	3,069	25,429	56,609	94,897	(6,487)	(10,874)	(1,041)	(1,745)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092

Denominator used for earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092
Earnings (loss) per share—basic	0.13	0.13	0.62	0.62	(0.06)	(0.06)	(0.01)	(0.01)

Earnings (loss) per share—diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share—diluted	3,069	25,429	56,598	94,878	(6,487)	(10,874)	(1,041)	(1,745)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	25,429	—	94,878	—	(10,874)	—	(1,745)	—
Net income (loss) attributable to ordinary shareholders	28,498	25,429	151,476	94,878	(17,361)	(10,874)	(2,786)	(1,745)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092
Conversion of Class B to Class A ordinary shares	189,617,092	—	189,617,092	—	189,617,092	—	189,617,092	—
Dilutive effect of convertible securities:
Share options	—	—	—	—	—	—	—	—
RSUs	—	—	—	—	—	—	—	—
Denominator used for earnings (loss) per share	212,500,000	189,617,092	244,594,415	189,617,092	302,853,059	189,617,092	302,853,059	189,617,092
Earnings (loss) per share—diluted	0.13	0.13	0.62	0.62	(0.06)	(0.06)	(0.01)	(0.01)

For the year ended December 31, 2010, the Group did not have any securities outstanding which could potentially dilute basic earnings per share. For the year ended December 31, 2011, the share options granted by 3GUU BVI are included in the computation of diluted earnings per share; whereas the RSUs granted by the Company are excluded from the computation of diluted earnings per share, as the attached performance condition has not been met as of December 31, 2011. For the year ended December 31, 2012, the share options and RSUs granted by the Company are excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

The warrants granted to an external consultant on February 7, 2013 (Note 24(a)) as well as the share options and ADS granted to employees and nonemployees on February 8, 2013 (Note 24(b)) would have changed the number of potential ordinary shares outstanding as of December 31, 2012 if the transactions had occurred before December 31, 2012.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

(a) Warrants granted to an external consultant

On December 28, 2012, the Company entered into a financial advisory agreement (“Financial Advisory Agreement”) with an external consultant (the “Consultant”). Pursuant to the Financial Advisory Agreement, upon the execution of the agreement, the Company shall issue to the Consultant 500,000 warrants (the “Warrants”) and each of which will provide to the Consultant the right to purchase one outstanding ADS of the Company (“Warrant Shares”) at an exercise price of $8.50 per ADS during a period of five years beginning on the issuance date.

On February 7, 2013, a warrant agreement (the “Warrant Agreement”) was signed and the key terms of the Warrants were mutually agreed by the Company and the Consultant. Pursuant to the Warrant Agreement, the Consultant may exercise, in whole or in part (i) the purchase rights for 250,000 Warrants at any time and from time to time after February 7, 2013 and (ii) the purchase right for the remaining 250,000 Warrants at any time and from time to time after December 31, 2013 to and including the date that is five years from February 7, 2013. If the Financial Advisory Agreement is terminated prior to December 31, 2013, the Company may, at its sole discretion, cancel the second batch of the 250,000 Warrants.

(b) Share based payment

On February 8, 2013, the Company granted share options under the 2011 Share Option Scheme to purchase 2,539,495 and 200,000 ordinary shares of the Company to an employee of the Company and a non-employee, respectively, at an exercise price of US$0.605 per share with a contractual life of five years. These options are vested upon the achievement of certain predetermined performance targets by Kechuang Qudong Digital (Shenzhen) Co., Ltd., a wholly-owned subsidiary of C&V HK, which has been set up in March 2013. There is also a service condition attached to the vesting of these share options.

On February 8, 2013, the Company granted share options to purchase 970,100 ADS and 60,000 ADS of the Company to its employees and an external consultant, respectively, at an exercise price of US$6.50 per ADS with a contractual life of five years. 25% of these options are vested and become exercisable by each grantee on the first anniversary of the grant date and the remaining 75% of the share options are vested and become exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the grant date. There is a service condition attached to the vesting of these share options.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, provision for inventory obsolescence, estimates of useful life for property and equipment, intangible assets and non-current prepayments, impairment of goodwill and long-lived assets, valuation allowance for deferred tax assets, allocation of purchase price, uncertain tax positions, share-based compensation, fair value of contingently redeemable ordinary shares and consolidation of variable interest entity. Actual results could differ significantly from those estimates.

Foreign currency

Foreign currency

Based on the criteria of ASC topic 830 (“ASC 830”), Foreign Currency Matters, the Company determined its functional currency to be the United States Dollars (“US$”). The Company’s subsidiaries located in the BVI determined their functional currency to be the US$. The Company’s subsidiaries located in Hong Kong determined their functional currency to be the Hong Kong Dollars (“HK$”), with the exception of OWX HK, 3GUU HK and C&V HK which determined their functional currency to be the US$. The Company’s subsidiaries and VIE located in the PRC determined their functional currency to be the RMB. The Company uses the RMB as its reporting currency.

Each entity in the Group maintains its financial records in its own functional currency. Transactions denominated in foreign currencies are measured at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income. Non-monetary items that are measured in terms of historical cost in foreign currency are remeasured using the exchange rates at the dates of the initial transactions.

The assets and liabilities of the Company’s subsidiaries located outside of the PRC are translated into RMB at the exchange rates prevailing at the balance sheet date. The consolidated statements of comprehensive income of these entities are translated into RMB at the weighted average exchange rates for the year. The resulting translation gains (losses) are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

For the purpose of the consolidated statements of cash flows, cash flows of the Company’s subsidiaries located outside of the PRC are translated into RMB at the exchange rates prevailing on the dates of the cash flows. Frequently recurring cash flows of these entities which arise throughout the year are translated into RMB at the weighted average exchange rates for the year.

Convenience translation

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Comparative information	Comparative information Certain items in the consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison.
Business combinations

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The acquisition method of accounting requires all of the following steps: (i) identifying the acquirer, (ii) determining the acquisition date, (iii) recognizing and measuring the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquire and (iv) recognizing and measuring goodwill or a gain from a bargain purchase. The consideration transferred in a business combination is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income as a gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions with original maturity of three months or less at the date of purchase and are unrestricted as to withdrawal and use.

Short-term investment

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Interest income for short-term investments is included in the consolidated statements of comprehensive income. As of December 31, 2012, all of the Company’s short-term investments were fixed time deposits in commercial banks with original maturities of greater than three months but less than a year. During the years ended December 31, 2010, 2011 and 2012, the Company recorded interest income of nil, nil and RMB560 (US$90) in the consolidated statements of comprehensive income, respectively.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are carried at net realizable value. In general, collateral is not required and interest is not charged on accounts receivable. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased. Accounts receivable of nil, nil and RMB553 (US$89) were written off during the years ended December 31, 2010, 2011 and 2012, respectively.

Inventories

Inventories

Inventories consist of raw materials that are used for the provision of handset design products and services and are accounted for using the weight average method, and are stated at the lower of cost or market value. Costs of raw materials are based on purchase costs and are determined by the weighted average method.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvement	shorter of lease terms or 3 years

Repair and maintenance costs are charged to expense when incurred, whereas the costs of renewals and betterment that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses. In accordance with ASC topic 350 (“ASC 350”), Intangibles—Goodwill and Other, goodwill is not amortized, but rather is tested for impairment annually or more frequently if indicators of impairment present. The Group assigns and assesses goodwill for impairment at the reporting unit level. The Group determines that each reporting unit is identified at the component level, which is one level below the operating segment. The Dragon Joyce Group, OWX Group and 3GUU Group are identified as reporting units, as discrete financial information is available and segment management regularly reviews their operating results.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the carrying value exceeds the fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss. The annual goodwill impairment test is performed on December 31 of each year. For the year ended December 31, 2012, the Group adopted ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (ASC 350), pursuant to which the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required.

The Group recognized goodwill impairment loss of nil, nil and RMB33,517 (US$5,380) for the years ended December 31, 2010, 2011 and 2012, respectively (Note 9).

Intangible assets

Intangible assets

Intangible assets, including computer software, mobile games and platforms, acquired customer relationship and capitalized mobile game product development costs, are carried at cost less accumulated amortization. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Computer software	5 years
Mobile games and platforms	1 - 6 years
Acquired customer relationships	7 years
Mobile game product development costs	3 years

Computer software purchased from third-party vendors is capitalized and amortized on a straight-line basis over the estimated useful life of five years.

Mobile games and platforms purchased from third-party vendors are capitalized and amortized on a straight-line basis over the estimated economic lives which range from one to five years while mobile games and platforms acquired in business combinations are recorded at fair value at the date of acquisition and amortized on a straight-line basis over the remaining estimated economic lives which range from one to six years.

Customer relationships acquired in business combinations are related to the ability to sell existing services to existing customers of the acquiree. Acquired customer relationships are recognized at fair value at the date of acquisition using a valuation technique based on expected income and amortized on a straight-line basis over the remaining estimated economic lives of seven years.

The Group recognizes costs to develop its mobile game products in accordance with ASC topic 985 (“ASC 985”), Software. Mobile game product development costs consist primarily of payroll, depreciation and other overhead expenses incurred by the Group to develop, maintain, monitor and manage the Group’s mobile gaming products. Costs incurred for the development of mobile game products prior to the establishment of technological feasibility are expensed when incurred and are included in product development expenses. Once a mobile game product has reached technological feasibility, all subsequent mobile game product development costs are capitalized until the product is available for marketing. Technological feasibility is evaluated on a product-by-product basis, but typically encompasses both technical design and game design documentation and only occurs when the mobile games have a proven ability to operate in a mobile game environment. The amount of mobile game development costs qualifying for capitalization as intangible assets was amortized over the estimated life of the corresponding mobile games, which is determined to be three years.

Impairment of long-lived assets

Impairment of long-lived assets

The Group evaluates its long-lived assets, including property and equipment and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable in accordance with ASC topic 360 (“ASC 360”), Property, Plant and Equipment and ASC 350. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. Long-lived assets are grouped at the lowest level for which there are identifiable cash flows and are largely independent of the cash flows of the other assets when assessing impairment.

The Group recognized impairment loss on long-lived assets of nil, nil and RMB10,910 (US$1,751) for the years ended December 31, 2010, 2011 and 2012, respectively (Note 10).

Fair value measurements

Fair Value Measurements

(i) Fair value of financial instruments

Financial instruments of the Group primarily include cash and cash equivalents, short-term investments, accounts receivable, other receivables, amounts due from related parties, contingently returnable consideration assets, accounts payable, amounts due to related parties and contingently redeemable ordinary shares. As of December 31, 2011 and 2012, the carrying values of these financial instruments, other than the contingently returnable consideration assets and contingently redeemable ordinary shares, approximated their fair values due to the short-term maturity of these instruments. The contingently returnable consideration assets were recorded at fair value as determined on the respective days of business acquisition and subsequently adjusted to the fair value at each reporting date (Note 4). The contingently redeemable ordinary shares were initially recorded at issue price net of issuance costs. The Group recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of the contingently redeemable ordinary shares to equal the redemption value at the end of each reporting period. The Group determined the fair values of the contingently returnable consideration assets with the assistance of an independent valuation firm.

The Company applies ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—	Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Group measures the fair value of the contingently returnable consideration assets using an income approach based on inputs that are unobservable in the market.

Assets measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Contingently returnable consideration assets (Note 7)	—	—	16,938

Assets measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	US$
Contingently returnable consideration assets (Note 7)	—	—	13,648	2,191

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010, 2011 and 2012.

Contingently returnable consideration assets
RMB
Balance as of December 31, 2009	2,865

Recognized during the year	6,970
Realized or unrealized gain (Note 4)	(2,065)

Balance as of December 31, 2010	7,770

Recognized during the year	—
Realized or unrealized gain (Note 4)	39,446
Settlement (Note 4)	(30,278)

Balance as of December 31, 2011	16,938

Recognized during the year	—
Realized or unrealized gain (Note 4)	27,326
Settlement (Note 4)	(30,616)

Balance as of December 31, 2012	13,648

Balance as of December 31, 2012 in US$	2,191

The amount of total loss for the year ended December 31, 2010 included in earnings	(2,065)

The amount of total gain for the year ended December 31, 2011 included in earnings	39,446

The amount of total gain for the year ended December 31, 2012 included in earnings	27,326

The amount of total gain for the year ended December 31, 2012 included in earnings, in US$	4,386

Realized and unrealized gain (loss) for the years ended December 31, 2010, 2011 and 2012 was recorded as “Changes in fair value of contingently returnable consideration assets” in the consolidated statements of comprehensive income.

(i) Assets measured at fair value on a nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Goodwill	598,358	—	—	564,841	33,517	5,380

Intangible assets—Acquired customer relationships	10,910	—	—	—	10,910	1,751

Total assets measured at fair value on nonrecurring basis					44,427	7,131

There were no assets measured at fair value on a nonrecurring basis as of December 31, 2011.

The fair value of goodwill and intangible assets as of December 31, 2012 was measured using the income approach with significant inputs that are not observable in the market (Level 3), including a discount rate of 21.77% and a long-term sustainable growth rate of 3%.

In accordance with ASC 350-20, goodwill with a carrying amount of RMB598,358 was written down to its implied fair value of RMB564,841, resulting in an impairment charge of RMB33,517, which was included in the statements of comprehensive income for the year ended December 31, 2012 (Note 9).

In accordance with ASC 360-10, acquired customer relationships with a carrying amount of RMB10,910 was written down to its fair value of zero, resulting in an impairment charge of RMB10,910, which was included in the statements of comprehensive income for the year ended December 31, 2012 (Note 10).

Revenue Recognition

Revenue Recognition

Revenues of the Group are derived from the development, operation and sale of in-game premium feature of mobile phone games as well as the provision of handset design products and services. For each of the significant sources of revenue stated below, revenue is recognized only when the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the goods have been delivered or the services have been rendered; (iii) the price or fees are fixed or determinable; and (iv) collectability is reasonably assured.

(i) Games

The Group generates games revenues principally from the sale of in-game premium features of self-developed social games as well as from the sale of self-developed and purchased single player games on feature phones and smartphones. The Group operates single player games and social games under the subscription based model and the free-to-play model, respectively.

(1) Single player games

(a) Feature phone games

The Group generates feature phone single player games revenues principally from the sale of in-game premium features of mobile phone games on feature phones.

The Group enters into service arrangements with feature phone manufacturers to pre-install its self-developed single player games or application platform onto the feature phones before they reach mobile phone game players. Mobile phone game players can access the pre-installed single player games directly or download the single player games through the pre-installed application platform on the feature phones without additional charges. Single player games are offered on a free-for-trial basis where the mobile phone game players may purchase in-game premium features to extend the duration of the game or to enjoy additional functions of the game. All chargeable in-game premium features on feature phones are considered consumed immediately upon purchase. Any unused premium features cannot be carried forward after the mobile phone game players exit the game. When mobile phone game players leave the game they are currently playing and perform other functions on the feature phones, the previously purchased but unused premium features can no longer be accessed and are therefore completely consumed.

The Group contracts with mobile phone service providers, who in turn contract with mobile network operators, for billing and collection services offered to mobile phone game players who have purchased in-game premium features. The mobile network operators and the mobile service providers have a contractual relationship in which mobile network operators grant rights to mobile service providers to deliver digital content such as feature phone games, news alerts, finance information, logos and ringtones to mobile phone users. The mobile network operators are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players while the mobile phone service providers are entitled to profit sharing based on a prescribed percentage of the net proceeds collected from the mobile network operators. Since the Group does not have a direct contractual relationship with the mobile network operators, the net proceeds after deducting the amounts shared by the mobile network operators and the mobile phone service providers represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of in-game premium features sold each month to estimate the amount of collectable net proceeds and to recognize feature phone single player games revenues. Differences between its estimates and the actual amounts confirmed by the mobile phone service providers have historically been insignificant. Generally, the Group receives billing confirmations from each of the mobile phone service providers within 30 to 120 days after the end of each month. The Group pays service fees, which are recognized as cost of revenues, to the feature phone manufacturers based on a prescribed percentage of the estimated net proceeds or a prescribed fixed fee per mobile phone activated by mobile phone game players.

Collectability is considered reasonably assured as the Group deals with only reputable mobile phone service providers and performs thorough credit assessment on the mobile phone service providers prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment.

Based on the above, the Group recognizes the estimated proceeds to be received from the mobile phone service providers as feature phone single player games revenues, using data generated from its internal system, when the goods are delivered based on consumption of in-game premium features by mobile phone game players. The difference between the estimated proceeds and the actual amounts confirmed by the mobile phone service providers is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group.

(b) Smartphone games

The Group generates smartphone single player games revenues from the sale of self-developed and purchased single player games on smartphones. The Group operates the majority of the single player games under a subscription based model and the remaining single player games under a one-time fee model.

The Group enters into service arrangements with smartphone manufacturers to pre-install its application platform onto the smartphones before they reach mobile phone game players. The smartphone single player games are also available for mobile phone game players to download through mobile network operator, application platform and software websites. Under the subscription based model for single player games, mobile phone game players can subscribe to a monthly plan to download a fixed number of single player games from mobile network operators for a fixed subscription fee per month. Under the one-time fee model for single player games, mobile phone game players can download each single player game based on a fixed price per game.

The Group contracts with mobile network operators or mobile phone service providers who in turn contract with mobile network operators, for billing, collection and transmission services offered to mobile phone game players who have purchased single player games. In addition, the Group purchases games from third-party game developers. The mobile network operators are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players whilst the mobile phone service providers are entitled to profit sharing based on a prescribed percentage of the net proceeds collected from the mobile network operators. Since the Group does not have a direct contractual relationship with the mobile phone game players, the net proceeds after deducting the amounts shared by the mobile network operators and the mobile phone service providers represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of monthly plan subscriptions and single player games downloaded each month to estimate the amount of collectable net proceeds and to recognize smartphone single player games revenues. Differences between its estimates and the actual amounts confirmed by the mobile network operators have historically been insignificant. Generally, the Group receives billing confirmations from each of the mobile network operators or the mobile phone service providers confirming the amount of net proceeds to be received by the Group, within 30 days and 30 to 120 days after the end of each month, respectively. The Group pays content fees to third-party game developers, which are recognized as cost of revenues, based on a prescribed percentage of the net proceeds confirmed by the mobile network operators. The Group also pays service fees, which are recognized as cost of revenues, to the smartphone manufacturers based on a prescribed percentage of the estimated net proceeds or a prescribed fixed fee per mobile phone activated by mobile phone game players.

Based on the above, the Group recognizes smartphone single player games revenues when the goods are delivered based on download of games by mobile phone game players or at the end of the subscription period. The difference between the estimated proceeds and the actual amounts confirmed by the mobile network operators or the mobile phone service providers is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group.

The Group determines whether to record smartphone single player games revenues using the gross or net method of reporting in accordance with ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations. Determining whether revenue should be reported gross or net is based on an assessment of various factors, the primary factors being whether the Group is acting as the principal in offering services to the customer or whether the Group is acting as an agent in the transaction. The Group has determined that it is acting as the principal in offering services as the Group (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) has discretion in suppliers selection; and (iv) has involvement in the determination of product specifications. Therefore, the Group has the primary responsibility of fulfillment and acceptability of the single-player games and recognizes the net proceeds to be received from the mobile network operators or mobile phone service providers as smartphone single player games revenue on a gross basis. The amounts attributable to third-party game developers in the form of content fees and amounts attributable to smartphone manufacturers in the forms of service fees are recognized as cost of revenues.

(2) Social games

The Group generates social games revenues from the sale of in-game premium features of self-developed social games on feature phones and smartphones. The Group operates social games under a free-to-play model.

Under the free-to-play model for social games, mobile phone game players can download mobile phone games, obtain game accounts and play the basic functions of the mobile games free of charge but may purchase game points for in-game premium features to enhance their game-playing experience. The purchased in-game premium features can be freely traded amongst game players within the applicable game as long as consumption of the items has not commenced. Mobile phone game players can purchase game points by either charging their account with mobile network operators directly or buying prepaid cards issued by mobile network operators. The prepaid cards can be converted into a pre-specified number of game points for consumption. Upon delivery of game points purchased directly from mobile network operators or converted from prepaid cards to mobile phone game players, the Group initially classifies these amounts as deferred revenue. For purposes of determining when the service has been provided to the mobile phone game players, the Group has determined that an implied obligation exists to the mobile phone game players who purchased game points to provide an enhanced game-playing experience over the average playing period of the mobile phone game players. The Company, using data generated from its internal system, estimates the average playing period from the first time the mobile phone game players purchase game points through the period when the game players have not logged into the game for over two consecutive months. Mobile phone game players are deemed to be inactive if they have not logged into the game for two consecutive months.

The Group contracts with mobile network operators and third-party payment platforms for billing, collection and transmission services offered to mobile phone game players who have purchased game points. The Group also contracts with mobile application and software websites to distribute its social games by providing platforms for mobile phone game players to download such games. The mobile network operators and third-party payment platforms are entitled to profit sharing based on a prescribed percentage of the gross amount charged by the mobile network operators to the mobile phone game players. Since the Group does not have a direct contractual relationship with the mobile phone game players, the net proceeds after deducting the amounts shared by the mobile network operators and the third-party payment platforms represent the amount of revenue to be recognized by the Group.

The Group has information generated from its internal system on the number of game points sold each month to estimate the amount of collectable net proceeds and to recognize social games revenues. Differences between its estimates and the actual amounts confirmed by the mobile network operators and the third-party payment platforms have historically been insignificant. Generally, within 30 days after the end of each month, the Group receives billing confirmations from each of the mobile network operators and third-party payment platforms confirming the amount of net proceeds to be received by the Group. The Group pays service fees to the mobile application and software websites.

Collectability is considered reasonably assured as the Group deals with only reputable mobile network operators and third-party payment platforms and performs thorough credit assessment on the mobile network operators and the third-party payment platforms prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment.

Based on the above, the Group recognizes the estimated net proceeds to be received from the mobile network operators and the third-party payment platforms for the sale of game points of the social games, using data generated from its internal system, as deferred revenue upon delivery of game points to mobile phone game players. Deferred revenue is recognized as social games revenue ratably over the estimated average playing period of the paying mobile phone game players of three months, starting from the point in time when game points are delivered to the mobile phone game players. As the social games are under a free-to-play model and revenue is only generated from paying mobile phone game players when they purchase game points for in-game premium features, the Group focuses solely on the playing period of paying mobile phone game players when estimating the period over which revenue is being recognized. The Group determines the estimated average playing period of paying mobile phone game players, which is the time period between the paying mobile phone game players’ first purchase and last log in, for each significant game based on historical player usage patterns and game playing behavior. The Group’s internal system tracks each of the paying mobile phone game players’ purchase and log in history for each significant game to generate data to estimate the average playing period for the Group’s population of paying mobile phone game players. Future usage patterns may differ from the historical usage patterns on which the Group’s revenue recognition policy is based. The Group monitors the operational statistics and usage patterns of its online game and modifies the expected life span when materially different. The difference between the estimated proceeds and the actual amount confirmed by the mobile network operators and third-party payment platforms is recognized in the consolidated statements of comprehensive income when billing confirmations are received by the Group and all revenue recognition criteria are met.

Game points can be purchased at a discount if mobile phone game players purchase the game points with prepaid cards issued by mobile network operators or during promotional activities organized by the Group. The Group accounts for such discounts in accordance with ASC 605-50, Revenue Recognition: Customer Payments and Incentives. Such discounts are initially accounted for as a reduction of deferred revenue. As a result, deferred revenue includes the value of both discounted and undiscounted game points, which are subsequently recognized as revenue on a weighted average basis when the Group provides future services to enhance mobile phone game players’ playing experience.

(3) Online game platform

The Group started to operates an online game platform, on which registered users can access games provided by third-party game developers during the year ended December 31, 2012. The Company has not yet promoted any self-developed mobile phone games on the online game platform. Pursuant to ASC 605-45, the Group has determined that the third-party game developers are acting as the principal in offering services as each of the third-party game developer (i) is the primary obligor in the arrangement; (ii) has latitude in establishing the selling price; (iii) has discretion in suppliers selection; and (iv) has involvement in the determination of product specifications. Therefore, the Group recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the third-party game developers when all of the revenue recognition criteria are met. The amount of revenues recognized for online game platform was insignificant for the year ended December 31, 2012.

(ii) Handset design

The Group generates handset design revenues from the provision of comprehensive handset design solutions to mobile phone manufacturers and mobile phone content providers. Handset design solutions include (a) operating system software and hardware design with one-year post-contract customer support (“PCS”) service; (b) printed circuit board with operating system software and optional assembly service; and (c) mobile phone contents installation service. Operating system software and hardware designs with PCS services are provided to mobile phone manufacturers for either a fixed fee or a variable fee based on the units of production by the mobile phone manufacturers at a prescribed unit price. Printed circuit boards with operating system software are sold to mobile phone manufacturers for a fixed unit price. Mobile phone contents installation services are rendered to mobile phone content providers for a prescribed percentage of the mobile phone content providers’ net profits.

In assessing its arrangements with multiple deliverables and arrangements that include software elements for the years presented, the Group adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), Revenue Recognition—Multiple-Deliverable Revenue Arrangements, and ASU No. 2009-14 (“ASU 2009-14”), Certain Revenue Arrangements that Include Software Elements, on a retrospective basis. In accordance with ASU 2009-13, the total arrangement consideration is allocated to each unit of accounting based on its relative selling price which is determined based on the entity’s best estimate of the selling price for that deliverable when vendor-specific evidence and third-party evidence of selling price do not exist. In accordance with ASU 2009-14, software contained on the tangible product which is essential to the tangible product’s functionality is excluded from the scope of software accounting guidance in ASC subtopic 985-605 (“ASC 985-605”), Software: Revenue Recognition. The Group believes retrospective adoption provides the most comparable and useful financial information for financial statement users, is more consistent with the information the Group’s management uses to evaluate its business, and better reflects the underlying economic performance of the Group. The adoption of ASU 2009-13 and ASU 2009-14 did not have a significant impact on the Group’s financial position or results of operations.

(a) Operating system software and hardware design with PCS service

The Group and the mobile phone manufacturers sign an agreement containing the significant terms of the provision of operating system software and hardware design with PCS service to evidence that an arrangement exists. The Group recognizes handset design revenues derived from operating system software and hardware design and PCS service concurrently in accordance with ASC 985-605, as (i) the PCS fee is included with the initial arrangement fee for operating system software and hardware design; (ii) the PCS is for one year or less; (iii) the PCS costs is estimated to be insignificant and (iv) unspecified upgrades or enhancements offered during PCS arrangements historically have been and are expected to be minimal and infrequent. Therefore, delivery of operating system software and hardware design with PCS service occurs upon receipt and acceptance of the operating system software and hardware design by the mobile phone manufacturers. The Group performs credit assessment on the mobile phone manufacturers prior to signing the agreements to ensure collectability is reasonably assured. Accordingly, revenues from the provision of operating system software and hardware design and PCS service are recognized upon (i) the mobile phone manufacturers accepting the handset design solutions if the arrangement is based on a fixed fee or (ii) the mobile phone manufactures accepting the handset design solutions and confirming their monthly units of production to the Group if the arrangement is based on a variable fee derived from the units of production by the mobile phone manufacturers at a prescribed unit price. The Group has not provided any refunds in the past and does not intend to provide refunds in the future to the mobile phone manufacturers.

(b) Printed circuit board with operating system software and optional assembly service

Printed circuit boards with operating system software and optional assembly services are multiple element arrangements comprising printed circuit boards, assembly services and operating system software specifically designed for the printed circuit boards. Since the operating system software is essential to the functionality of the printed circuit board, the transaction is outside the scope of software accounting guidance in ASC 985-605 in accordance with ASU 2009-14. Accordingly, the Group accounted for the sale of printed circuit boards with operating system software and optional assembly service as a multiple deliverables arrangement in accordance with ASU 2009-13. Each of the printed circuit board, operating system software and assembly service represents a separate unit of accounting.

The Group and the mobile phone manufacturers sign an agreement containing the significant terms of the sale of printed circuit board with operating system software to evidence that an arrangement exists. The agreement also stipulates whether the mobile phone manufacturers engage the Group to perform assembly service on the printed circuit board. The Group delivers the assembled printed circuit boards together with the operating system software installed to mobile phone manufacturers if the Group is engaged to perform assembly service; whereas the Group normally delivers the operating system software prior to the printed circuit board to the mobile phone manufacturers if the Group is not engaged to perform assembly service. Therefore, delivery of printed circuit boards with operating system software and optional assembly services occurs upon receipt and acceptance of all deliverables by the mobile phone manufacturers. The Group performs credit assessment on the mobile phone manufacturers prior to signing the agreements to ensure collectability is reasonably assured. The purchase price is fixed because the unit price is stipulated in the signed sales agreement and no concessions such as discounts, rebates, refunds or other price changes are provided subsequently. However, the mobile phone manufacturers only pay the agreed purchase price upon receipt of all of the deliverables in the arrangement. The Group outsources the assembly of printed circuit boards and installation of operating system software to original equipment manufacturers (“OEM”) and pays manufacturing fees, which are recognized as cost of revenues, based on a prescribed fixed fee per unit manufactured.

In accordance with ASU 2009-13 and ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the amount allocable to the delivered units or units of accounting is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions. Since the amount allocable to the operating system software is contingent upon the delivery of printed circuit board and the related assembly service, if any, revenues from the sale of printed circuit board with operating system software and optional assembly service are recognized only upon delivery of the final deliverable.

(c) Mobile phone contents installation service

Mobile phone contents installation service does not require significant production, modification or customization of the mobile phone contents received from the mobile phone content providers. Persuasive evidence of the arrangement is documented in a contract signed by the mobile phone content providers and the Group. Delivery of mobile phone contents installation service occurs when the mobile phone contents are installed on the mobile device circuit boards by the OEM. The mobile phone contents installation service fees are fixed and non-refundable once the mobile phone content providers confirm their monthly net profits to the Group. Collectability is considered reasonably assured as the Group deals with only reputable mobile phone content providers and performs thorough credit assessment on the mobile phone content providers prior to entering into a business relationship with them. Historically, the Group has not experienced any significant defaults for payment. Accordingly, the Group recognizes revenues from mobile phone contents installation services when the services are delivered and the fees are fixed upon receipt of the monthly net profits confirmations from mobile phone content providers.

(iii) Business taxes, value-added taxes and surcharges

The Group is subject to business taxes, value-added taxes and surcharges levied on services provided in the PRC. Business taxes, value-added taxes and surcharges for the years ended December 31, 2010, 2011 and 2012 were RMB6,127, RMB11,749 and RMB9,115 (US$1,463), respectively. In accordance with ASC 605-45, the Group recognized revenues net of all such business taxes, value-added taxes and surcharges.

Cost of revenues

Cost of revenues

Cost of revenues primarily consists of service fees paid to feature phone manufacturers for the installation of the Group’s self-developed mobile phone games or application platforms onto the manufactures’ feature phones, purchase costs of printed circuit boards and manufacturing fees paid to OEMs for the assembly of printed circuit boards and mobile phone contents installation service, service fees paid to mobile application and software websites for the distribution of the Group’s social games and single player games by providing platforms for mobile phone game players to download such games, and content fees paid to third-party game developers for the development of the Group’s single player games designed for smartphones. These costs are expensed as incurred except for the portion that is based on a prescribed percentage of the Group’s revenues, which are recorded as cost of revenues upon revenue recognition by the Group when billing confirmations are received as more fully described above.

In addition, cost of revenues includes staff salaries, network infrastructure fee, utilities, amortization of intangible assets, operating expenses directly related to the development, operation and sale of mobile phone games as well as the provision of handset design products and services, and the 5% business tax for periods before October 2012 and the 6% value-added tax for periods after November 2012 for technology services and market promotion fees charged by Yitongtianxia to Yingzheng.

Research and development

Research and development

Research and development expenses include payroll, employee benefits and other headcount-related expenses associated with product development. Research and development expenses recorded in the consolidated statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012 were RMB8,377, RMB24,566 and RMB35,071 (US$5,629), respectively.

Leases

Leases

In accordance with ASC topic 840 (“ASC 840”), Leases, leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exists: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over their lease term. The Group had no capital leases for any of the years presented. The Group leases certain office facilities under non-cancelable operating leases and recorded total rental expenses of RMB295, RMB1,081 and RMB1,184 (US$190) for the years ended December 31, 2010, 2011 and 2012, respectively.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, net operating loss and tax credits carryforwards, using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Group applies ASC 740 to account for uncertainty in income taxes. ASC 740 provides the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. In future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of comprehensive income.

Share-based compensation

Share-based compensation

In accordance with ASC topic 718 (“ASC 718”), Compensation—Stock Compensation, the Company determines whether a share option or a restricted share unit (“RSU”) should be classified and accounted for as a liability award or an equity award. All grants of share options or RSUs to employees of the Group classified as equity awards are measured at the grant date based on the fair value of the awards and are recognized as an expense, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. All grants of share options to employees of VODone classified as equity awards are measured at fair value at the grant date and recognized as a one-time deemed dividend distribution to shareholder. All grants of share options or RSUs to employees classified as liability awards are remeasured at the end of each reporting period until the date of settlement with an adjustment for fair value recorded to the current period expenses in order to properly reflect the cumulative expense based on the current fair value of the vested options or RSUs. The Group has elected to recognize share-based compensation for all awards with only service conditions using the straight-line method over the requisite service period. For share-based awards with performance or market conditions, compensation cost is recognized only if it is probable that the performance or market conditions will be achieved. The Group recognizes share-based compensation for awards with performance or market conditions using the accelerated method if the awards are subject to graded vesting. The Company uses the Black-Scholes option pricing valuation model, the binomial option pricing valuations model or the Monte Carlo simulation model in determining the fair value of different equity awards and liability awards granted.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any.

When the vesting conditions of a share-based payment are modified, the Company first determines whether the original vesting conditions were expected to be satisfied on the modification date. If the original vesting conditions are not expected to be satisfied, the grant-date fair value of the original award essentially is ignored and the fair value of the award measured at the modification date is recognized if the modified award ultimately vests, regardless of whether the fair value of the award on the modification date is greater than or less than the grant-date fair value of the award. The original grant-date fair value is ignored even if the original vesting condition ultimately is satisfied.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per Class A and Class B ordinary shares in accordance with ASC 260, Earnings Per Share, using the two class method. Under the two-class method, net income is allocated between Class A and Class B ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s contingently redeemable ordinary shares are participating securities because they have contractual rights to share in the profits of the Company.

Basic earnings (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. For the purposes of calculating the Company’s basic and diluted earnings (loss) per Class A and Class B ordinary shares the ordinary shares relating to share-based awards that were exercised are assumed to have been outstanding from the date of exercise of such awards. Ordinary share equivalents are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the incremental ordinary shares issuable upon the exercise of share options and RSUs subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding share options and RSUs is reflected in diluted earnings per share by application of the treasury stock method. Securities issued by a subsidiary that enable their holders to obtain the subsidiary’s ordinary shares are included in the consolidated earnings per share computations based on the Group’s holding of the subsidiary’s securities. The computation of diluted earnings (loss) per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, whilst diluted earnings (loss) per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of diluted earnings (loss) per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

Comprehensive income

Comprehensive income

Comprehensive income is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC topic 220 (“ASC 220”), Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income includes net income (loss) and cumulative foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income. The Company early adopted ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2011 by presenting items of net income and other comprehensive income in one continuous statement, the consolidated statements of comprehensive income. Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Government grants

Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of comprehensive income over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate. Where the grant relates to an asset, it is recognized as deferred income and released to the consolidated statements of comprehensive income in proportion to the depreciation of the related assets. The Group received a government grant of RMB2,000, RMB150 and nil during the years ended December 31, 2010, 2011 and 2012, respectively, for the development of mobile network game platforms from a PRC municipal government authority. As of December 31, 2012, the RMB2,150 government grant was classified as other non-current liabilities, as the Group did not expect all considerations attached to the government grant will be complied with during the succeeding twelve-month period from the balance sheet date.

Segment reporting

Segment reporting

In accordance with ASC topic 280 (“ASC 280”), Segment Reporting, the Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer, who reviews operating results of the business when making decisions about allocating resources and assessing performance for the Group. Prior to January 1, 2010, the Group consisted of only one segment relating to feature phone games. On October 11, 2010, the handset design segment was added with the acquisitions of operating assets of Bright Way and Tastech; and on December 31, 2010, the smartphone games segment was added with the acquisition of 3GUU BVI (Note 4). Thus, the Group consisted of three segments as of and for the years ended December 31, 2010 and 2011. The Group began changing its operations from feature phone games to smartphone games during the year ended December 31, 2012. As a result, the original feature phone games segment and the smartphone games segment were combined into the mobile phone games segment. As of and for the year ended December 31, 2012, the Group consisted of two segments. The comparative segment information for the years ended December 31, 2010 and 2011 was restated accordingly.

The accounting policies used in its segment reporting are the same as those used in the preparation of the Group’s consolidated financial statements. The Company does not allocate any assets to its mobile phone games and handset design businesses as management does not use this information to measure the performance of the reportable segments. As substantially all of the Group’s long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

Contingencies

Contingencies

The Group records accruals for certain of its outstanding legal proceedings or claims arising out of normal course of business when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Group periodically evaluates developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Group discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Group does not record an accrued liability but discloses the nature and the amount, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Group discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Recent accounting pronouncement

Recent accounting pronouncement

In February 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company does not expect the adoption of ASU 2013-02 will have a significant effect on its consolidated financial statements.

ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed financial statements

The carrying amounts of the assets and liabilities of the VIE are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	27,272	8,024	1,288
Short-term investments	—	25,000	4,013
Accounts receivable	10,292	6,405	1,028
Prepayments and other current assets	718	6,375	1,023
Deferred tax assets	1,076	—	—

Total current assets	39,358	45,804	7,352

Non-current assets:
Property and equipment, net	2,861	2,115	339
Intangible assets, net	13,425	9,681	1,554
Deferred tax assets	896	66	11

Total non-current assets	17,182	11,862	1,904

Total assets	56,540	57,666	9,256

LIABILITIES
Current liabilities:
Accounts payable	1,332	719	115
Accrued expenses and other current liabilities	5,020	7,352	1,180
Deferred revenue	876	1,597	256
Income tax payable	237	—	—

Total current liabilities	7,465	9,668	1,551

Non-current liabilities:
Unrecognized tax benefits	4,315	4,233	679
Other non-current liabilities	2,150	2,150	345

Total non-current liabilities	6,465	6,383	1,024

Total liabilities	13,930	16,051	2,575

The financial performance and cash flows of the VIE are as follows:

	For the Years Ended December 31,
	2011	2012
	RMB	RMB	US$
Net revenues	51,969	35,686	5,728

Net loss	(403)	(17,742)	(2,848)

Net cash generated from operating activities	22,723	18,517	2,972

Net cash used in investing activities	(12,278)	(37,987)	(6,097)

Net cash generated from financing activities	—	—	—

Company Subsidiaries

As of December 31, 2012, the Company’s subsidiaries consisted of the following entities:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Beauty Wave Limited (“Beauty Wave”)	British Virgin Islands (“BVI”)	October 27, 2009	100%	Investment holding
China Wave Group Limited (“China Wave”)	BVI	October 27, 2009	100%	Investment holding
Uni-Force Development Limited (“Uni-Force”)	Hong Kong	October 27, 2009	100%	Investment holding
Huiyou Digital (Shenzhen) Ltd. (“Huiyou”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Dongganlefeng Information Technology Co., Ltd. (“Donggan”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
Beijing Longyuebaifu Information Technology Co., Ltd. (“Longyue”)	The PRC	October 27, 2009	100%	Development, operation and sale of mobile phone games
OWX Hong Kong Limited (“OWX HK”)	Hong Kong	December 28, 2009	100%	Provision of handset design products and services
Shenzhen Douwan Network Technology Co., Ltd. (“Shenzhen Douwan”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Qilewuxian Software Development Co. Ltd. (“Qilewuxian”)	The PRC	April 19, 2010	100%	Development, operation and sale of mobile phone games
OWX (Beijing) Technology Co., Ltd. (“OWX Beijing”)	The PRC	September 3, 2010	100%	Investment holding
Shenzhen Yikechuanghui Technology Co., Ltd. (“Yikechuanghui”)	The PRC	October 21, 2010	100%	Development, operation and sale of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. (“Zhongtuo”)	The PRC	November 18, 2010	100%	Provision of handset design products and services
3GUU BVI	BVI	December 31, 2010	100%	Investment holding
3GUU Mobile Entertainment Co. Limited (“3GUU HK”)	Hong Kong	December 31, 2010	100%	Investment holding
Yitongtianxia	The PRC	December 31, 2010	100%	Development, operation and sale of mobile phone games
OWX Group Limited (“OWX BVI”)	BVI	February 14, 2012	100%	Investment holding
OWX Development Limited (“OWX Development”)	BVI	February 14, 2012	100%	Investment holding
HYD Holding Limited (“HYD Holding”)	BVI	February 14, 2012	100%	Investment holding
3GUU Holding Limited (“3GUU Holding”)	BVI	February 14, 2012	100%	Investment holding
C&V Limited (“C&V BVI)	BVI	August 27, 2012	51%	Investment holding
Shenzhen Douqu Software Co., Ltd (“Shenzhen Douqu”)	The PRC	September 5, 2012	80%	Development, operation of mobile phone games
C&V Hong Kong Limited (“C&V HK”)	Hong Kong	September 21, 2012	51%	Investment holding

Consolidated Variable Interest Entities

As of December 31, 2012, the Company consolidated the following VIE:

Name	Place of incorporation	Date of establishment / acquisition	Percentage of ownership	Principal activities
Yingzheng	The PRC	December 31, 2010	—	Development, operation and sale of mobile phone games

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Assets

Property and equipment are stated at cost less accumulated depreciation and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Office equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvement	shorter of lease terms or 3 years

Estimated Economic Lives of Intangible Assets

Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic lives of the intangible assets as follows:

Computer software	5 years
Mobile games and platforms	1 - 6 years
Acquired customer relationships	7 years
Mobile game product development costs	3 years

Summary of Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis as of December 31, 2011 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB
Contingently returnable consideration assets (Note 7)	—	—	16,938

Assets measured at fair value on a recurring basis as of December 31, 2012 are summarized below:

	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	US$
Contingently returnable consideration assets (Note 7)	—	—	13,648	2,191

The following table sets forth assets measured at fair value on a nonrecurring basis as of December 31, 2012:

		Fair value at December 31, 2012 measured using
	Carrying value at December 31, 2012	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total loss in 2012
	RMB	RMB	RMB	RMB	RMB	US$
Goodwill	598,358	—	—	564,841	33,517	5,380

Intangible assets—Acquired customer relationships	10,910	—	—	—	10,910	1,751

Total assets measured at fair value on nonrecurring basis					44,427	7,131

Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2010, 2011 and 2012.

Contingently returnable consideration assets
RMB
Balance as of December 31, 2009	2,865

Recognized during the year	6,970
Realized or unrealized gain (Note 4)	(2,065)

Balance as of December 31, 2010	7,770

Recognized during the year	—
Realized or unrealized gain (Note 4)	39,446
Settlement (Note 4)	(30,278)

Balance as of December 31, 2011	16,938

Recognized during the year	—
Realized or unrealized gain (Note 4)	27,326
Settlement (Note 4)	(30,616)

Balance as of December 31, 2012	13,648

Balance as of December 31, 2012 in US$	2,191

The amount of total loss for the year ended December 31, 2010 included in earnings	(2,065)

The amount of total gain for the year ended December 31, 2011 included in earnings	39,446

The amount of total gain for the year ended December 31, 2012 included in earnings	27,326

The amount of total gain for the year ended December 31, 2012 included in earnings, in US$	4,386

BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Consolidated Financial Information

These amounts have been calculated after applying the Company’s accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

For the year ended December 31, 2010
RMB (unaudited)
Net revenues	268,821
Net income	62,557
Basic and diluted earnings per share	0.21

Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited
Fair Value of Consideration Transferred net Contingently Returnable Consideration Assets and Noncontrolling Interest

The acquisition date fair value of the consideration transferred, net of the contingently returnable consideration assets, and the 30% noncontrolling interest in the OWX Group totaled RMB101,323, which consisted of the following:

RMB
Cash	20,000
VODone ordinary shares (28,694,372 shares)	57,463
Less: contingently returnable consideration asset	(5,231)
30% equity interest in the OWX Group	29,091

101,323

Preliminary Purchase Price Allocation

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on October 11, 2010.

RMB
Property and equipment	190
Intangible assets	16,078
Amounts due from a related party	4,547

Total identifiable assets acquired	20,815

Deferred tax liabilities	2,653

Total liabilities assumed	2,653

Net identifiable assets acquired	18,162
Goodwill	83,161

Net assets acquired	101,323

Revenue and Earnings of Acquired Businesses Included in Consolidated Statements of Comprehensive Income

The amounts of revenue and earnings of the acquired businesses of Bright Way and Tastech included in the Company’s consolidated statements of comprehensive income from the acquisition date on October 11, 2010 to December 31, 2010 are as follows:

RMB
Net revenues	15,340
Net income	660

3GUU Group
Fair Value of Consideration Transferred net Contingently Returnable Consideration Assets and Noncontrolling Interest

The acquisition date fair value of the consideration transferred, net of the contingently returnable consideration assets, and the 30% noncontrolling interest in the 3GUU Group totaled RMB266,097, which consisted of the following:

RMB
Cash	58,475
VODone ordinary shares (68,600,000 shares)	139,941
Less: contingently returnable consideration asset	(1,739)
30% noncontrolling interest in the 3GUU Group	69,420

266,097

Preliminary Purchase Price Allocation

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on December 31, 2010.

December 31, 2010
RMB
Cash and cash equivalents	26,997
Accounts receivable	20,222
Prepayment and other current assets	372
Deferred tax assets, current portion	641
Property and equipment	1,258
Intangible assets	11,777
Deferred tax assets, non-current portion	500
Indemnification assets	3,716

Total identifiable assets acquired	65,483

Accounts payable	5,590
Accrued expenses and other current liabilities	4,140
Income tax payable	134
Unrecognized tax benefits	3,716
Other non-current liabilities	2,000
Deferred tax liabilities	51,630

Total liabilities assumed	67,210

Net identifiable assets (liabilities) assumed	(1,727)
Goodwill	267,824

Net assets acquired	266,097

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Summmary of Accounts Receivable and Related Allowance for Doubtful Accounts

Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable	56,121	41,726	6,697
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	56,121	41,726	6,697

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Raw materials	2,103	1,854	298
Working in process	—	505	81
Inventories net	2,103	2,359	379

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Contingently returnable consideration assets (Note 4)	16,938	13,648	2,191
Indemnification assets from a business acquisition (Note 4(b))	4,009	4,460	716
Deposits for office leases	213	1,173	188
Advances to employees	386	293	47
Receivables from game developers	—	10,000	1,605
Interests receivable	—	553	89
Loan to a third party	—	3,040	488
Prepaid expenses	3,171	3,870	621
Others	249	349	56

Total	24,966	37,386	6,001

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment and Related Accumulated Depreciation

Property and equipment and the related accumulated depreciation are summarized as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Office equipment	5,515	7,214	1,158
Leasehold improvement	1,585	1,661	267
Motor vehicles	88	88	14

Property and equipment, cost	7,188	8,963	1,439
Less: Accumulated depreciation	(1,753)	(4,149)	(666)

Property and equipment, net	5,435	4,814	773

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Dragon Joyce Group	3GUU Group	OWX Group	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2010	247,373	267,824	83,161	598,358
Goodwill acquired during the year	—	—	—	—
Impairment	—	—	—	—

Balance as of December 31, 2011	247,373	267,824	83,161	598,358

Goodwill acquired during the year	—	—	—	—
Impairment	—	—	(33,517)	(33,517)

Balance as of December 31, 2012	247,373	267,824	49,644	564,841

Balance as of December 31, 2012 in US$	39,706	42,989	7,968	90,663

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Related Accumulated Amortization

Intangible assets and the related accumulated amortization and impairment loss are summarized as follows:

	As of December 31, 2011,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value
	RMB	RMB	RMB	RMB
Computer software	1,581	(201)	—	1,380
Mobile games and platforms	56,429	(20,524)	—	35,905
Acquired customer relationships	42,939	(11,506)	—	31,433
Mobile game product development costs	1,817	(434)	—	1,383

Total	102,766	(32,665)	—	70,101

	As of December 31, 2012,
	Cost or fair value at acquisition	Accumulated amortization	Impairment	Net value	Net value
	RMB	RMB	RMB	RMB	US$
Computer software	5,210	(1,416)	—	3,794	609
Mobile games and platforms	59,304	(35,690)	—	23,614	3,790
Acquired customer relationships	42,938	(17,639)	(10,910)	14,389	2,310
Mobile game product development costs	2,679	(1,478)	—	1,201	193

Total	110,131	(56,223)	(10,910)	42,998	6,902

Estimated Annual Amortization Expenses

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

	RMB	US$
2013	16,530	2,653
2014	13,382	2,148
2015	9,716	1,560
2016	3,356	539
2017	14	2

Total	42,998	6,902

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Advances from customers	564	616	99
Accrued payroll and welfare payable	10,053	16,251	2,608
Business tax, value-added tax and other taxes payable	3,802	1,287	207
Accrued initial public offering costs	2,010	—	—
Others	1,148	1,443	231

Total	17,577	19,597	3,145

CONTINGENTLY REDEEMABLE ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Contingently Redeemable Ordinary Shares

The carrying value of the Contingently Redeemable Ordinary Shares as of December 31, 2012 is as follows:

	RMB	US$
Balance as of December 31, 2011	—	—
Issuance of Contingently Redeemable Ordinary Shares	75,648	12,142
Issuance costs	(1,813)	(290)
Changes in redemption value	3,023	485

Balance as of December 31, 2012	76,858	12,337

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Changes in the balances of the component of accumulated other comprehensive loss

Changes in the balances of the component of accumulated other comprehensive loss for the years ended December 31, 2010, 2011 and 2012 are as follows:

	Foreign currency translation
	RMB	US$
Balance as of December 31, 2009	—	—
Other comprehensive loss	(78)	(12)

Balance as of December 31, 2010	(78)	(12)
Other comprehensive loss	(349)	(56)

Balance as of December 31, 2011	(427)	(68)
Other comprehensive income	7	1

Balance as of December 31, 2012	(420)	(67)

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Before Income Taxes

Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cayman Islands	—	34,263	(43,486)	(6,980)
British Virgin Islands	—	—	(18,881)	(3,031)
Hong Kong	9,407	6,585	5,369	862
The PRC	49,953	86,568	33,836	5,431

Total	59,360	127,416	(23,162)	(3,718)

Current and Deferred Components of Income Tax Benefit Expense

The current and deferred components of the income tax expense (benefit) appearing in the consolidated statements of comprehensive income are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current tax expense (benefit)	21,593	19,294	(5,969)	(958)
Deferred tax benefit	(2,946)	(55,221)	(2,720)	(437)

	18,647	(35,927)	(8,689)	(1,395)

Reconciliation of Income Taxes Computed at PRC Statutory Tax Rate to Effective Income Tax Provision

A reconciliation of income taxes computed at the PRC statutory tax rate of 25% to the actual income tax expense (benefit) is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Income (loss) before income taxes	59,360	127,416	(23,162)	(3,718)

Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	14,840	31,854	(5,791)	(930)
Foreign tax rate differential	2,408	(10,565)	12,081	1,939
Deemed profits taxation basis differential in Shenzhen Douwan*	—	(18,118)	—	—
Non-deductible expenses	98	2,983	1,630	262
Non-taxable income	(33)	—	—	—
Effect of change in tax status/rate	—	—	(8,643)	(1,387)
Withholding tax on dividend distribution	—	7,000	—	—
Effect of tax holidays	(11)	—	(17,045)	(2,736)
Outside basis differences in the VIE	—	(51,432)	—	—
Current/deferred rate differential	471	(108)	3,196	513
Increase in valuation allowance	811	1,073	3,184	511
Interest and penalties on unrecognized tax benefits	63	1,386	2,643	424
Others	—	—	56	9

Income tax expense (benefit)	18,647	(35,927)	(8,689)	(1,395)

*	Deemed taxation basis differential in Shenzhen Douwan represents the difference in income tax expense calculated at the PRC statutory tax rate of 25% on income before taxes versus on deemed profits calculated at 30% of net revenue. Shenzhen Douwan adopted the methodology of deemed profits basis in year 2011.

Aggregate Amount and Per Share Effect of Tax Holidays and Preferential Tax Rates

The aggregate amount and per share effect of tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Aggregate amount	11	—	17,045	2,736

Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Basic	—	—	0.06	0.01

Diluted	—	—	0.06	0.01

Components of Deferred Taxes

The significant components of the Group’s deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	1,774	1,861	299
Less: Valuation allowance	(283)	(1,599)	(257)

Deferred tax assets, current portion, net	1,491	262	42

Deferred tax assets, non-current portion:
Intangible assets and property and equipment	388	473	76
Government grants	538	323	52
Net operating loss carryforwards	1,616	2,827	454
Less: Valuation allowance	(1,626)	(3,494)	(561)

Deferred tax assets, non-current portion, net	916	129	21

Deferred tax liabilities, non-current portion:
Intangible assets	12,580	7,844	1,259

Deferred tax liabilities, non-current portion, net	12,580	7,844	1,259

Roll-Forward of Accrued Unrecognized Tax Benefits Excluding Interest and Penalties

A tabular reconciliation of the Group’s unrecognized tax benefits, excluding interest and penalties, is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Balance at the beginning of year	—	19,563	25,262	4,055
Increase from business acquisitions	2,470	—	—	—
Increase related to current year tax positions	17,093	5,699	4,800	770
Decrease related to prior year tax position.	—	—	(9,432)	(1,513)
Lapse of statute of limitations	—	—	(60)	(10)

Balance at the end of year	19,563	25,262	20,570	3,302

SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of share options granted

The following table summarizes the share options granted to the Group’s employees during the year ended December 31, 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2012	—	—	—	—	—
Granted	23,404,120	3.81	0.95
Forfeited	(535,912)	3.81	0.95
Exercised	—

Outstanding, December 31, 2012	22,868,208	3.81	0.95	4.10	—

Vested and expected to vest at December 31, 2012	22,868,208	3.81	0.95	4.10	—
Exercisable at December 31, 2012	—	3.81	0.95	4.10	—

The following table summarizes the share options granted to the employees of VODone during the year ended December 31, 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, January 1, 2012	—	—	—	—	—
Granted	2,431,592	3.81	0.95
Forfeited	—
Exercised	—

Outstanding, December 31, 2012	2,431,592	3.81	0.95	4.10	—

Vested and expected to vest at December 31, 2012	2,431,592	3.81	0.95	4.10	—
Exercisable at December 31, 2012	—	3.81	0.95	4.10	—

Summary of RSUs Granted

The following table summarizes the RSUs granted by Company for the years ended December 31, 2011 and 2012:

RSUs granted by the Company	Outstanding RSUs	Weighted average grant date fair value
		RMB
Unvested, December 31, 2010	—	—
Granted	1,220,000	4,856
Vested	—	—
Forfeited	—	—

Unvested, December 31, 2011	1,220,000	4,856
Granted	2,498,000	8,978
Cancelled	(1,859,000)	(6,986)
Vested	(464,750)	(1,712)
Forfeited	—	—

Unvested, December 31, 2012	1,394,250	5,136

Dragon Joyce Group | Binomial Option Pricing Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date, December 31, 2010 and the modification date fair value of the liability awards granted by Dragon Joyce was estimated using the binomial option pricing model with the following assumptions:

	July 30, 2010	December 31, 2010	October 27, 2011
Risk-free interest rate	2.28%	3.28%	3.04%
Dividend yield	—	—	—
Expected volatility range	59.00%	48.42%	50.19%
Weighted average expected life	2 year	1.58 year	0.76 year
Suboptimal exercise factor	3	3	3
Estimated forfeiture rate	—	—	—
Fair value of 0.724% of the equity interest in Dragon Joyce	RMB2,952	RMB3,547	RMB4,269

3GUU Holding Limited ("3GUU Holding") | Binomial Option Pricing Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date and settlement date fair value of the liability awards granted by 3GUU BVI was estimated using the binomial option pricing model with the following assumptions:

	January 3, 2011	October 29, 2011
Risk-free interest rate	3.34%	3.14%
Dividend yield	—	—
Expected volatility range	52.74%	47.02%
Weighted average expected life	2 year	1.18 year
Suboptimal exercise factor	3	3
Estimated forfeiture rate	—	—
Fair value of 0.610% of the equity interest in 3GUU BVI	RMB1,883	RMB2,523

VODone Limited
Summary of share options granted

The following table summarizes the share options granted by VODone to the Group’s employees for the years ended December 31, 2010, 2011 and 2012:

Options granted to employees	Number of shares	Weighted-average exercise price per share	Weighted-average grant-date fair value per share	Weighted-average remaining contractual term	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding, December 31, 2009	5,000,000	1.48	0.34
Granted	5,900,000	1.93	0.47
Exercised	(4,700,000)	1.50	0.34
Outstanding, December 31, 2010	6,200,000	1.89	0.46
Granted	—
Exercised	—

Outstanding, December 31, 2011	6,200,000	1.89	0.46
Granted	—
Exercised	—

Outstanding, December 31, 2012	6,200,000	1.89	0.46	0.89	—

Vested at December 31, 2012	6,200,000	1.89	0.46	0.89	—
Exercisable at December 31, 2012	6,200,000	1.89	0.46	0.89	—

Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date fair value of the equity awards granted by VODone to the Group’s employees was estimated using the Black-Scholes option pricing model with the following assumptions:

November 18, 2010
Risk-free interest rate	0.26%
Dividend yield	0.6%
Expected volatility range	53.12%
Weighted average expected life	1 year
Estimated forfeiture rate	—

VODone Limited | Monte Carlo Simulation Valuation Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date fair value of the equity awards granted to employees of the Group and VODone was estimated using the Monte Carlo simulation model with the following assumptions:

February 6, 2012
Risk-free interest rate	0.75%
Dividend yield	2.00%
Expected volatility rate	51.64%
Weighted-average expected life	5.00
Estimated forfeiture rate	—
Fair value of the Company’s ordinary shares	RMB3.25

OWX Holding | Binomial Option Pricing Model
Assumptions Used to Estimate Grant Date Fair Value of Equity Awards Granted

The grant date, December 31, 2010 and the modification date fair value of the liability awards granted by OWX Holding was estimated using the binomial option pricing model with the following assumptions:

	October 26, 2010	December 31, 2010	October 28, 2011
Risk-free interest rate	2.34%	3.32%	3.07%
Dividend yield	—	—	—
Expected volatility range	56.00%	41.05%	60.82%
Weighted average expected life	2 year	1.82 year	0.99 year
Suboptimal exercise factor	3	3	3
Estimated forfeiture rate	—	—	—
Fair value of 2.198% of the equity interest in OWX Holding	RMB3,722	RMB3,722	RMB2,895

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions

(b) The Group had the following related party transactions for the years presented:

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from exclusive technical support services on feature phone games provided to:
Kuailefeng	5,939	4,661	—	—

	5,939	4,661	—	—

The Group entered into an exclusive technical support services agreement with Kuailefeng on October 9, 2009, pursuant to which Kuailefeng agreed to engage the Group as its exclusive provider of technical platform and technical support, maintenance and other services for an annual service fee based on a prescribed percentage of Kuailefeng’s revenue. The exclusive technical support services agreement was terminated by the Group at the end of 2011.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from exclusive reseller right on feature phone games provided to:
Kuailefeng	22,488	1,424	—	—

	22,488	1,424	—	—

The Group entered into an agent agreement with Kuailefeng in January 2010, pursuant to which the Group granted Kuailefeng the right to operate and sell in-game premium features of certain feature phone games of the Group in exchange for a fee of RMB22,488 and RMB1,424 for the years ended December 31, 2010 and 2011, respectively. The agent agreement was terminated by the Group at the end of 2011.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Mobile phone games revenue from related mobile phone service providers:
Shenzhen Provider	18,264	3,352	—	—
Huazhongtianxun	11,132	2,072	—	—
Changshi Jiaren	54	—	—	—
Shidai Xunda	2,475	2,243	—	—

	31,925	7,667	—	—

The Group entered into agreements with Shenzhen Provider, Huazhongtianxun, Changshi Jiaren and Shidai Xunda for billing and collection services as mobile phone service providers in the sale of in-game premium features of mobile phone games. The agreements were made in the Group’s ordinary course of business and based on terms identical to those with unrelated mobile phone service providers.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Temporary funding provided by:
VODone	1,231	4,551	4,104	659

	1,231	4,551	4,104	659

The temporary funding from VODone was unsecured, interest-free and repayable on demand. The proceeds of the temporary funding from VODone were injected into OWX Beijing as working capital and were used for payment of expenses relating to the Listing for the years ended December 31, 2010, 2011 and 2012, respectively.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Revenue from mobile phone contents installation service provided to:
Kuailefeng	298	—	—	—

	298	—	—	—

The Group entered into a contract with Kuailefeng in 2010, pursuant to with Kuailefeng agreed to engage the Group to provide mobile phone contents installation service in December 2010 for a service of fee of RMB298.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Raw materials purchased on behalf by:
Bright Way	3,553	116	—	—

Raw materials purchased from:
Bright Way	1,454	658	—	—

During the years ended December 31, 2010, 2011 and 2012, Bright Way purchased raw materials amounting to RMB3,553, RMB116 and nil, respectively, on behalf of the Group for its handset design products.

During the years ended December 31, 2010, 2011 and 2012, the Group purchased raw materials amounting to RMB1,454, RMB658 and nil, respectively, from Bright Way.

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Share-based compensation expenses incurred on behalf by:
VODone	2,741	—	—	—
Dragon Joyce	1,970	610	—	—
OWX Holding	2,142	(787)	—	—

	6,853	(177)	—	—

During the year ended December 31, 2010, VODone granted share options to certain non-employee directors of the Group. Compensation costs of RMB2,741 were recognized with a corresponding credit to additional paid-in-capital as shareholders’ contribution for the year ended December 31, 2010.

During the year ended December 31, 2010, Dragon Joyce and OWX Holding granted share options to certain non-employee directors of the Group. Compensation costs of RMB4,112 were recognized with a corresponding credit to additional paid-in-capital as shareholders’ contribution for the year ended December 31, 2010. During the year ended December 31, 2011, a reversal of compensation costs of RMB177 was recognized with a corresponding debit to additional paid-in capital as reduction of shareholders’ contribution (Note 18(b)).

	For the Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Acquisition consideration paid on behalf by:
VODone	275,879	—	—	—

Acquisition-related costs paid on behalf by:
VODone	910	—	—	—

Deemed dividend to:
VODone	—	30,278	32,929	5,285

Related Party Balances

(c) The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Amounts due from related parties:
Kuailefeng	1,347	—	—
Mr. Wang Yongchao	2	—	—

Total	1,349	—	—

Amounts due to related parties:
VODone	6,490	988	159
Mr. Wang Yongchao	—	3	—
Bright Way	52	—	—

Total	6,542	991	159

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Lease Payments Under Non-Cancelable Operating Leases

As of December 31, 2012, the Group had minimum lease payments under non-cancelable operating leases with initial terms in excess of one year as follows:

	RMB	US$
2013	3,855	619
2014	3,469	557
2015	2,808	451
2016	393	63
2017 and thereafter	—	—

	10,525	1,690

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Group's Segment Information

The Group’s segment information as of and for year ended December 31, 2010 is as follows:

	Games	Handset design	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenues	110,071	15,340	—	125,411
Cost of revenues	(32,827)	(10,083)	—	(42,910)

Gross profit	77,244	5,257	—	82,501
Selling expenses	(952)	—	—	(952)
General and administrative expenses	(9,001)	(2,816)	—	(11,817)
Research and development expenses	(8,377)	—	—	(8,377)
Interest income	70	—	—	70
Changes in fair value of contingently returnable consideration assets	—	—	(2,065)	(2,065)

Income before income taxes	58,984	2,441	(2,065)	59,360
Income tax expenses	(16,866)	(1,781)	—	(18,647)

Net income	42,118	660	(2,065)	40,713

Total assets	731,534	122,110	—	853,644

Total liabilities	106,828	12,840	—	119,668

Capital expenditure	341	—	—	341

Depreciation and amortization expense	10,144	573	—	10,717

The Group’s segment information as of and for the year ended December 31, 2011 is as follows:

	Games	Handset design	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenues	204,794	38,694	—	243,488
Cost of revenues	(79,311)	(29,037)	—	(108,348)

Gross profit	125,483	9,657	—	135,140
Selling expenses	(7,277)	(284)	—	(7,561)
General and administrative expenses	(7,322)	(2,653)	(6,288)	(16,263)
Research and development expenses	(24,566)	—	—	(24,566)
Interest income	921	6	—	927
Other income	293	—	—	293
Changes in fair value of contingently returnable consideration assets	—	—	39,446	39,446

Income before income taxes	87,532	6,726	33,158	127,416
Income tax benefit (expense)	37,498	(1,571)	—	35,927

Net income	125,030	5,155	33,158	163,343

Total assets	825,866	116,831	7,733	950,430

Total liabilities	75,184	8,557	70,511	154,252

Capital expenditure	16,419	174	—	16,593

Depreciation and amortization expense	18,861	2,409	—	21,270

The Group’s segment information as of and for the year ended December 31, 2012 is as follows:

	Games		Handset design		Unallocated		Total
	RMB	USD	RMB	USD	RMB	USD	RMB	USD
Net revenues	172,185	27,638	15,408	2,472	—	—	187,593	30,110
Cost of revenues	(74,878)	(12,019)	(16,852)	(2,705)	—	—	(91,730)	(14,724)

Gross profit (loss)	97,307	15,619	(1,444)	(233)	—	—	95,863	15,386
Selling expenses	(15,706)	(2,521)	(132)	(21)	—	—	(15,838)	(2,542)
General and administrative expenses	(12,981)	(2,084)	(3,842)	(617)	(18,810)	(3,018)	(35,633)	(5,719)
Research and development expenses	(34,386)	(5,519)	(685)	(110)	—	—	(35,071)	(5,629)
Impairment of goodwill	—	—	(33,517)	(5,380)	—	—	(33,517)	(5,380)
Impairment of intangible assets	—	—	(10,910)	(1,751)	—	—	(10,910)	(1,751)
Listing expenses	—	—	—	—	(17,307)	(2,778)	(17,307)	(2,778)
Interest income	1,447	233	27	4	—	—	1,474	237
Other income	451	72	—	—	—	—	451	72
Changes in fair value of contingently returnable consideration assets	—	—	—	—	27,326	4,386	27,326	4,386

Income (loss) before income taxes	36,132	5,800	(50,503)	(8,108)	(8,791)	(1,410)	(23,162)	(3,718)
Income tax benefit	6,743	1,083	1,946	312	—	—	8,689	1,395

Net income (loss)	42,875	6,883	(48,557)	(7,796)	(8,791)	(1,410)	(14,473)	(2,323)

Total assets	793,558	127,376	59,038	9,476	44,598	7,158	897,194	144,010

Total liabilities	(53,578)	(8,599)	(3,952)	(634)	(458)	(74)	(57,988)	(9,307)

Capital expenditure	41,843	6,716	169	27	—	—	42,012	6,743

Depreciation and amortization expense	23,605	3,789	2,440	391	—	—	26,045	4,180

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earnings Per Share

Basic and diluted earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	For the Years Ended December 31,
	2010		2011		2012		2012
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
	RMB	RMB	RMB	RMB	RMB	RMB	US$	US$
Earnings (loss) per share—basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share—basic	3,069	25,429	56,609	94,897	(6,487)	(10,874)	(1,041)	(1,745)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092

Denominator used for earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092
Earnings (loss) per share—basic	0.13	0.13	0.62	0.62	(0.06)	(0.06)	(0.01)	(0.01)

Earnings (loss) per share—diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share—diluted	3,069	25,429	56,598	94,878	(6,487)	(10,874)	(1,041)	(1,745)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	25,429	—	94,878	—	(10,874)	—	(1,745)	—
Net income (loss) attributable to ordinary shareholders	28,498	25,429	151,476	94,878	(17,361)	(10,874)	(2,786)	(1,745)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092
Conversion of Class B to Class A ordinary shares	189,617,092	—	189,617,092	—	189,617,092	—	189,617,092	—
Dilutive effect of convertible securities:
Share options	—	—	—	—	—	—	—	—
RSUs	—	—	—	—	—	—	—	—
Denominator used for earnings (loss) per share	212,500,000	189,617,092	244,594,415	189,617,092	302,853,059	189,617,092	302,853,059	189,617,092
Earnings (loss) per share—diluted	0.13	0.13	0.62	0.62	(0.06)	(0.06)	(0.01)	(0.01)

Organization and Basis of Presentation - Additional Information (Detail) (CNY)	1 Months Ended		12 Months Ended	24 Months Ended	1 Months Ended									1 Months Ended				1 Months Ended				1 Months Ended					1 Months Ended
	Feb. 14, 2012 Entity	Aug. 06, 2010	Dec. 31, 2012	Dec. 31, 2010	Feb. 14, 2012 HYD Holding Limited ("HYD Holding")	Feb. 14, 2012 OWX Group Limited ("OWX BVI")	Feb. 14, 2012 OWX Development Limited ("OWX Development")	Feb. 14, 2012 3GUU Holding Limited ("3GUU Holding")	Feb. 14, 2012 Held by HYD Holding Limited Subsidiaries Beauty Wave Limited And China Wave Group Limited	Feb. 14, 2012 Held by OWX Development Limited Subsidiaries OWX Hong Kong Limited ("OWX HK")	Feb. 14, 2012 3GUU Holding Limited ("3GUU Holding") Subsidiaries 3GUU Group	Aug. 23, 2011 Restructuring Noncontrolling Interest	Aug. 23, 2011 Restructuring VODone Limited	Aug. 23, 2011 Dragon Joyce Group	Oct. 27, 2009 Dragon Joyce Group	Aug. 23, 2011 Dragon Joyce Group Restructuring Noncontrolling Interest	Aug. 23, 2011 Dragon Joyce Group Restructuring VODone Limited	Aug. 23, 2011 OWX Holding	Oct. 11, 2010 OWX Holding	Aug. 23, 2011 OWX Holding Restructuring Noncontrolling Interest	Aug. 23, 2011 OWX Holding Restructuring VODone Limited	Aug. 23, 2011 3GUU Group	Dec. 31, 2010 3GUU Group	Dec. 31, 2010 3GUU Group VODone Limited	Aug. 23, 2011 3GUU Group Restructuring Noncontrolling Interest	Aug. 23, 2011 3GUU Group Restructuring VODone Limited	Aug. 23, 2011 Noncontrolling interest holders of Dragon Joyce, OWX Holding and 3GUU BVI Restructuring
Organization And Basis Of Presentation [Line Items]
Number of transactions made for the acquisition of phone games, handset design and smart phone games businesses				3
Business acquisition, equity interest acquired															70.00%		70.00%		70.00%		70.00%		70.00%	70.00%		70.00%
Business acquisition, ordinary shares issued														106,500,000				43,500,000				59,999,000	68,600,000				90,000,000
Business acquisition, equity interest acquired												29.80%				30.00%			30.00%	30.00%			30.00%		30.00%
Business acquisition, equity ownership by Parent													70.20%
Number of wholly owned subsidiaries established	4
Percentage of ownership interest in subsidiary					100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Technology services agreement (Yingzheng), income distribution percentage		40.00%
Technology services agreement, term		Monthly basis from August 6, 2010 to August 5, 2013.
Loan agreement, aggregate principal amount extended for Yingzheng's shareholders			20,000
Loan agreement, maturity term			10 years
Loan agreement, maturity extension period			10 years

Carrying Amounts and Classifications of Assets and Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") USD ($)	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY	Dec. 31, 2011 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY
Current assets:
Cash and cash equivalents	$ 20,664	128,736	$ 30,054	187,237	104,038	5,657	$ 1,288	8,024	27,272
Short-term investments	7,223	45,000					4,013	25,000
Accounts receivable	6,697	41,726		56,121			1,028	6,405	10,292
Prepayments and other current assets	6,001	37,386		24,966			1,023	6,375	718
Deferred tax assets	42	262		1,491					1,076
Total current assets	41,006	255,469		273,267			7,352	45,804	39,358
Non-current assets:
Property and equipment, net	773	4,814		5,435			339	2,115	2,861
Intangible assets, net	6,902	42,998		70,101			1,554	9,681	13,425
Deferred tax assets	21	129		916			11	66	896
Total non-current assets	103,004	641,725		677,163			1,904	11,862	17,182
Total assets	144,010	897,194		950,430	853,644		9,256	57,666	56,540
Current liabilities:
Accounts payable	592	3,689		9,150			115	719	1,332
Accrued expenses and other current liabilities	3,145	19,597		17,577			1,180	7,352	5,020
Deferred revenue	272	1,697		3,894			256	1,597	876
Income tax payable	13	76		11,115					237
Total current liabilities	4,181	26,050		111,278			1,551	9,668	7,465
Non-current liabilities:
Unrecognized tax benefits	3,522	21,944		27,844			679	4,233	4,315
Other non-current liabilities	345	2,150		2,550			345	2,150	2,150
Total non-current liabilities	5,126	31,938		42,974			1,024	6,383	6,465
Total liabilities	$ 9,307	57,988		154,252	119,668		$ 2,575	16,051	13,930

Financial Performance and Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") USD ($)	Dec. 31, 2012 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY	Dec. 31, 2011 Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY
Variable Interest Entity [Line Items]
Total net revenues	$ 30,110	[1]	187,593	[1]	243,488	[1]	125,411	[1]	$ 5,728	35,686	51,969
Net income attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	(2,786)		(17,361)		151,506		28,498		(2,848)	(17,742)	(403)
Net cash generated from operating activities	7,675		47,815		108,461		71,836		2,972	18,517	22,723
Net cash provided by (used in) investing activities	(16,059)		(100,051)		(16,584)		26,656		(6,097)	(37,987)	(12,278)
Net cash generated from financing activities	$ (1,007)		(6,272)		(8,400)

[1]	Net revenues from related parties Games 60,352 13,752 - - Handset design 298 - - - Total net revenues from related parties 60,650 13,752 - -

Company Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2012
Beauty Wave Limited ("Beauty Wave")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	British Virgin Islands ("BVI")
Date of establishment / acquisition	Oct 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
China Wave Group Limited ("China Wave")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Oct 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
Uni-Force Development Limited ("Uni-Force")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Oct 27, 2009
Percentage of ownership	100.00%
Principal activities	Investment holding
Huiyou Digital (Shenzhen) Ltd. ("Huiyou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct 27, 2009
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
Beijing Dongganlefeng Information Technology Co., Ltd. ("Donggan")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct 27, 2009
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
Beijing Longyuebaifu Information Technology Co., Ltd. ("Longyue")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct 27, 2009
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
OWX Hong Kong Limited ("OWX HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Dec 28, 2009
Percentage of ownership	100.00%
Principal activities	Provision of handset design products and services
Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Apr 19, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
Shenzhen Qilewuxian Software Development Co. Ltd. ("Qilewuxian")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Apr 19, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
OWX (Beijing) Technology Co., Ltd. ("OWX Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep 3, 2010
Percentage of ownership	100.00%
Principal activities	Investment holding
Shenzhen Yikechuanghui Technology Co., Ltd. ("Yikechuanghui")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Oct 21, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
Shenzhen Zhongtuokechuang Technology Co., Ltd. ("Zhongtuo")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Nov 18, 2010
Percentage of ownership	100.00%
Principal activities	Provision of handset design products and services
3GUU BVI
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Dec 31, 2010
Percentage of ownership	100.00%
Principal activities	Investment holding
3GUU Mobile Entertainment Co. Limited ("3GUU HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Dec 31, 2010
Percentage of ownership	100.00%
Principal activities	Investment holding
Yitongtianxia
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Dec 31, 2010
Percentage of ownership	100.00%
Principal activities	Development, operation and sale of mobile phone games
OWX Group Limited ("OWX BVI")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
OWX Development Limited ("OWX Development")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
HYD Holding Limited ("HYD Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
3GUU Holding Limited ("3GUU Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Feb 14, 2012
Percentage of ownership	100.00%
Principal activities	Investment holding
C&V Limited ("C&V BVI)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	BVI
Date of establishment / acquisition	Aug 27, 2012
Percentage of ownership	51.00%
Principal activities	Investment holding
Shenzhen Douqu Software Co., Ltd ("Douqu")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Sep 5, 2012
Percentage of ownership	80.00%
Principal activities	Development, operation of mobile phone games
C&V Hong Kong Limited ("C&V HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of incorporation	Hong Kong
Date of establishment / acquisition	Sep 21, 2012
Percentage of ownership	51.00%
Principal activities	Investment holding

Consolidated Variable Interest Entity (Detail) (Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng"))	12 Months Ended
Dec. 31, 2012
Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")
Variable Interest Entity [Line Items]
Place of incorporation	The PRC
Date of establishment / acquisition	Dec 31, 2010
Percentage of ownership
Principal activities	Development, operation and sale of mobile phone games

Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	2 Months Ended		10 Months Ended	12 Months Ended							12 Months Ended					12 Months Ended																			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Oct. 31, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure CNY	Dec. 31, 2012 Government Grant CNY	Dec. 31, 2011 Government Grant CNY	Dec. 31, 2010 Government Grant CNY	Dec. 31, 2012 Mobile Network Operators	Dec. 31, 2012 Games	Dec. 31, 2012 Short-term Investments USD ($)	Dec. 31, 2012 Short-term Investments CNY	Dec. 31, 2011 Short-term Investments CNY	Dec. 31, 2010 Short-term Investments CNY	Dec. 31, 2012 Minimum Feature Phone Games	Dec. 31, 2012 Minimum Mobile Phone Service Providers	Dec. 31, 2012 Maximum Feature Phone Games	Dec. 31, 2012 Maximum Mobile Phone Service Providers	Dec. 31, 2012 Computer software	Dec. 31, 2012 Mobile Games And Platforms Minimum	Dec. 31, 2012 Mobile Games And Platforms Minimum Third Party Vendors	Dec. 31, 2012 Mobile Games And Platforms Minimum Business Combinations	Dec. 31, 2012 Mobile Games And Platforms Maximum	Dec. 31, 2012 Mobile Games And Platforms Maximum Third Party Vendors	Dec. 31, 2012 Mobile Games And Platforms Maximum Business Combinations	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2012 Acquired customer relationships Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Acquired customer relationships Estimate of Fair Value, Fair Value Disclosure CNY	Dec. 31, 2012 Mobile game product development costs
Significant Accounting Policies [Line Items]
Currency translation description				Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.	Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Fixed rate time deposit classified as short-term investment minimum maturity period	3 months	3 months		3 months	3 months
Fixed rate time deposit classified as short-term investment maximum maturity period	12 months	12 months		12 months	12 months
Interest income				$ 237	1,474		927	70								$ 90	560
Doubtful account written off				89	553
Loss on impairment of goodwill				5,380	33,517
Estimated Useful Lives																								5 years	1 year	1 year	1 year	6 years	5 years	6 years	7 years	7 years			3 years
Loss on impairment of intangible assets				1,751	10,910	1,751
Fair value measurement, discount rate				21.77%	21.77%
Fair value measurement, long term growth rate				3.00%	3.00%
Goodwill									598,358	564,841
Acquired customer relationship									10,910																								10,910	0
Impairment of other intangible assets					10,910																										1,751	10,910
Billing confirmations period after the end of each month														30 days						30 days	30 days	120 days	120 days
Deferred revenue recognition period															3 months
Business taxes, value-added taxes and surcharges				1,463	9,115		11,749	6,127
Business tax rate			5.00%
Value-added tax rate	6.00%	6.00%
Research and development expenses				5,629	35,071		24,566	8,377
Operating leases, total rental expenses				190	1,184		1,081	295
Government grant received												150	2,000
Other non-current liabilities	$ 345	2,150		$ 345	2,150		2,550				2,150

Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Motor Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	shorter of lease terms or 3 years

Estimated Economic Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Computer software
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	5 years
Mobile Games And Platforms | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	1 year
Mobile Games And Platforms | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	6 years
Acquired customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	7 years
Mobile game product development costs
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Lives	3 years

Summary of Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Inputs, Level 3) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Fair Value Disclosures [Line Items]
Contingently returnable consideration assets (Note 7)	$ 2,191	13,648	16,938

Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		16,938	7,770	2,865
Recognized during the year				6,970
Realized or unrealized gain	4,386	27,326	39,446	(2,065)
Settlement		(30,616)	(30,278)
Ending Balance	2,191	13,648	16,938	7,770
The amount of total loss gain included in earnings	$ 4,386	27,326	39,446	(2,065)

Assets Measured at Fair Value on Nonrecurring Basis (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring USD ($)	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill			564,841	598,358
Intangible assets-Acquired customer relationships				10,910
Loss on impairment of goodwill	5,380	33,517			5,380	33,517
Loss on impairment of intangible assets		10,910			1,751	10,910
Asset Impairment Charges, Total					$ 7,131	44,427

Concentration of Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Percentage of total net revenues derived from related parties		6.00%	48.00%
Percentage of appreciation (depreciation) of the RMB against US$	(0.20%)	5.00%	3.00%
Shenzhen Chuangshi Interactive Technology Company Limited
Concentration Risk [Line Items]
Percentage of total net revenues derived from one customer			13.00%
China Mobile Communications Corporation Jiangsu Limited
Concentration Risk [Line Items]
Percentage of total net revenues derived from one customer	14.00%	19.00%
Think Star Electronic Stock Company Limited
Concentration Risk [Line Items]
Percentage of raw materials purchased from suppliers			17.00%
Bright Way Technology Hong Kong Limited
Concentration Risk [Line Items]
Percentage of raw materials purchased from suppliers			14.00%
Xiang Hai Electronic Company Limited
Concentration Risk [Line Items]
Percentage of raw materials purchased from suppliers		15.00%
Shi Jian Electronic Company Limited
Concentration Risk [Line Items]
Percentage of raw materials purchased from suppliers		14.00%
Ouyinhua Information Consulting Company Limited
Concentration Risk [Line Items]
Percentage of cost of services settled in cash	50.10%	56.70%	63.10%

Business Acquisitions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended						1 Months Ended		1 Months Ended			1 Months Ended			12 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Handset Design USD ($)	Dec. 31, 2012 Handset Design CNY	Dec. 31, 2012 Mobile Games And Platforms CNY	Dec. 31, 2011 Mobile Games And Platforms CNY	Dec. 31, 2012 Mobile game product development costs CNY	Dec. 31, 2011 Mobile game product development costs CNY	Dec. 31, 2012 Computer software CNY	Dec. 31, 2011 Computer software CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2011 Acquired customer relationships CNY	Oct. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited	Oct. 11, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Dec. 31, 2012 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited USD ($)	Dec. 31, 2012 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Dec. 31, 2011 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited USD ($)	Dec. 31, 2011 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Dec. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Oct. 11, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited Handset Design CNY	Oct. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited Acquired customer relationships	Oct. 11, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited Acquired customer relationships CNY	Aug. 23, 2011 OWX Holding	Oct. 31, 2010 OWX Holding	Oct. 11, 2010 OWX Holding CNY	Aug. 23, 2011 3GUU Group	Dec. 31, 2010 3GUU Group CNY	Dec. 31, 2010 3GUU Group HKD	Dec. 31, 2012 3GUU Group USD ($)	Dec. 31, 2012 3GUU Group CNY	Dec. 31, 2011 3GUU Group CNY	Dec. 31, 2010 3GUU Group CNY	Dec. 31, 2012 3GUU Group Smartphone Games CNY	Dec. 31, 2010 3GUU Group Mobile Games And Platforms CNY	Dec. 31, 2010 3GUU Group Mobile game product development costs CNY	Dec. 31, 2010 3GUU Group Computer software CNY	Dec. 31, 2012 3GUU Group Indemnification Assets USD ($)	Dec. 31, 2012 3GUU Group Indemnification Assets CNY	Dec. 31, 2011 3GUU Group Indemnification Assets CNY	Dec. 31, 2012 OWX Group Limited ("OWX BVI") Handset Design USD ($)	Dec. 31, 2012 OWX Group Limited ("OWX BVI") Handset Design CNY	Dec. 31, 2012 OWX Group Limited ("OWX BVI") Acquired customer relationships USD ($)	Dec. 31, 2012 OWX Group Limited ("OWX BVI") Acquired customer relationships CNY
Business Acquisition [Line Items]
Business acquisition, aggregate purchase price of cash																	20,000													58,475	68,796				58,475
Business acquisition, ordinary shares issued																	28,694,372									43,500,000			59,999,000	68,600,000	68,600,000
Business acquisition, acquisition date fair value of the consideration transferred																	101,323													266,097					266,097
Fair value of contingently returnable consideration asset																	5,231		0		15,341									1,739		2,191	13,648	1,597	1,739
Expected volatility of the income before income taxes																11.78%																			11.78%
Gain (loss) from the change in fair value of contingent assets																		477	2,973		27,887	(270)										3,909	24,353	(142)
Number of ordinary shares returned																		30,780,183	30,780,183	21,217,611	21,217,611											20,334,262	20,334,262
Amount of ordinary shares returned	1,975	12,302																18,314		17,507													12,302
Noncontrolling interest percentage																	30.00%											30.00%		30.00%	30.00%				30.00%
30% noncontrolling interest																	29,091											29,091		69,420					69,420
Fair value estimates, discount rate	21.77%	21.77%																									22.21%								22.97%
Fair value estimates, long-term sustainable growth rate	3.00%	3.00%																									3.00%								3.00%
Definite-lived intangible assets, value		110,131		102,766			59,304	56,429	2,679	1,817	5,210	1,581		42,938	42,939										16,078					11,777					11,777		10,828	941	8
Definite-lived intangible assets, estimated useful life									3 years		5 years		7 years	7 years										7 years													3 years	3 years	5 years
Recognition of impairment		10,910			1,751	10,910							1,751	10,910																															1,751	10,910
Business acquisition, goodwill																	83,161						83,161													267,824
Recognition of goodwill Impairment	5,380	33,517			5,380	33,517																																					5,380	33,517
Business acquisition, acquisition-related costs			910																			306													604
Business acquisition, equity interest acquired																												70.00%		70.00%	70.00%				70.00%
Acquired intangible assets, weighted-average useful life																														3 years	3 years
Business acquisition, indemnification assets																																										3,716
Gain resulting from change in fair value of indemnification assets																																								$ 72	451	293

Acquisition Date Fair Value of Consideration Transferred Net of Contingently Returnable Consideration Assets and Noncontrolling Interest in OWX Group (Detail) (Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited, CNY)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Oct. 11, 2010
Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited
Business Acquisition [Line Items]
Cash			20,000
Business acquisition, ordinary shares issued value			57,463
Less: contingently returnable consideration asset	0	(15,341)	(5,231)
30% noncontrolling interest			29,091
Business acquisition, acquisition date fair value of the consideration transferred			101,323

Acquisition Date Fair Value of Consideration Transferred Net of Contingently Returnable Consideration Assets and Noncontrolling Interest in OWX Group (Parenthetical) (Detail) (Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited)
1 Months Ended
Oct. 11, 2010
Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited
Business Acquisition [Line Items]
Business acquisition, ordinary shares issued	28,694,372
Noncontrolling interest, percentage	30.00%

Summary of Fair Values of Assets Acquired and Liabilities Assumed Date of Acquisition (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Oct. 11, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited CNY	Dec. 31, 2010 3GUU Group CNY	Dec. 31, 2010 3GUU Group Preliminary Allocation CNY
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Cash and cash equivalents						26,997
Accounts receivable						20,222
Prepayment and other current assets						372
Deferred tax assets, current portion						641
Property and equipment				190		1,258
Intangible assets				16,078		11,777
Deferred tax assets, non-current portion						500
Amounts due from a related party				4,547
Indemnification assets						3,716
Total identifiable assets acquired				20,815		65,483
Accounts payable						5,590
Accrued expenses and other current liabilities						4,140
Income tax payable	13	76	11,115			134
Unrecognized tax benefits						3,716
Other non-current liabilities						2,000
Deferred tax liabilities				2,653		51,630
Total liabilities assumed				2,653		67,210
Net identifiable assets (liabilities) assumed				18,162		(1,727)
Goodwill				83,161		267,824
Net assets acquired				101,323	266,097	266,097

Amounts of Revenue and Earnings of Acquired Businesses in Consolidated Statements of Income and Comprehensive Income (Detail) (Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited, USD $)
In Thousands, unless otherwise specified	3 Months Ended
Dec. 31, 2010
Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited
Business Acquisition [Line Items]
Net revenues	$ 15,340
Net income	$ 660

Acquisition Date Fair Value of Consideration Transferred Net of Contingently Returnable Consideration Assets and Noncontrolling Interest in 3GUU Group (Detail) (3GUU Group)
In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 HKD
Business Acquisition [Line Items]
Cash				58,475	68,796
Business acquisition, ordinary shares issued value				139,941
Less: contingently returnable consideration asset	(2,191)	(13,648)	(1,597)	(1,739)
30% noncontrolling interest				69,420
Net assets acquired				266,097

Acquisition Date Fair Value of Consideration Transferred Net of Contingently Returnable Consideration Assets and Noncontrolling Interest in 3GUU Group (Parenthetical) (Detail) (3GUU Group)	1 Months Ended
	Aug. 23, 2011	Dec. 31, 2010
3GUU Group
Business Acquisition [Line Items]
Business acquisition, ordinary shares issued	59,999,000	68,600,000
Noncontrolling interest, percentage		30.00%

Pro Forma Consolidated Financial Information (Detail) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Business Acquisition, Pro Forma Information [Line Items]
Net revenues	268,821
Net income	62,557
Basic and diluted earnings per share	0.21

Summary of Accounts Receivable and Related Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 6,697	41,726	56,121
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 6,697	41,726	56,121

Accounts Receivable - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, credit terms			3 months	9 months
Write-off of accounts receivable	$ 89	553

Summary of Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Inventory Disclosure [Line Items]
Raw materials	$ 298	1,854	2,103
Working in process	81	505
Inventories net	$ 379	2,359	2,103

Inventories - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY
Inventory Disclosure [Line Items]
Loss on write-off of obsolete inventory	$ 107	669

Prepayments and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepaid Expenses And Other Current Assets [Line Items]
Contingently returnable consideration assets (Note 4)	$ 2,191	13,648	16,938
Indemnification assets from a business acquisition (Note 4(b))	716	4,460	4,009
Deposits for office leases	188	1,173	213
Advances to employees	47	293	386
Receivables from game developers	1,605	10,000
Interests receivable	89	553
Loan to a third party	488	3,040
Prepaid expenses	621	3,870	3,171
Others	56	349	249
Total	$ 6,001	37,386	24,966

Prepayments and Other Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Prepaid Expenses And Other Current Assets [Line Items]
Advance of loan to a third party	$ 488	3,040

Summary of Property and Equipment and Related Accumulated Depreciation (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Office equipment	$ 1,158	7,214	5,515
Leasehold improvement	267	1,661	1,585
Motor vehicles	14	88	88
Property and equipment, cost	1,439	8,963	7,188
Less: Accumulated depreciation	(666)	(4,149)	(1,753)
Property and equipment, net	$ 773	4,814	5,435

Property and Equipment Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 395	2,462	1,584	218

Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Dragon Joyce Group CNY	Dec. 31, 2011 Dragon Joyce Group CNY	Dec. 31, 2012 Dragon Joyce Group USD ($)	Dec. 31, 2012 3GUU Group CNY	Dec. 31, 2011 3GUU Group CNY	Dec. 31, 2012 3GUU Group USD ($)	Dec. 31, 2012 OWX Group CNY	Dec. 31, 2011 OWX Group CNY	Dec. 31, 2012 OWX Group USD ($)	Dec. 31, 2012 Total CNY	Dec. 31, 2011 Total CNY	Dec. 31, 2012 Total USD ($)
Goodwill [Line Items]
Beginning Balance		598,358	247,373	247,373	$ 39,706	267,824	267,824	$ 42,989	83,161	83,161	$ 7,968	598,358	598,358	$ 90,663
Goodwill acquired during the year
Impairment	(5,380)	(33,517)							(33,517)			(33,517)
Ending Balance	$ 90,663	564,841	247,373	247,373	$ 39,706	267,824	267,824	$ 42,989	49,644	83,161	$ 7,968	564,841	598,358	$ 90,663

Goodwill - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Goodwill [Line Items]
Loss on impairment of goodwill	$ 5,380	33,517

Summary of Intangible Assets and Related Accumulated Amortization (Detail) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer software USD ($)	Dec. 31, 2012 Computer software CNY	Dec. 31, 2011 Computer software CNY	Dec. 31, 2012 Mobile Games And Platforms USD ($)	Dec. 31, 2012 Mobile Games And Platforms CNY	Dec. 31, 2011 Mobile Games And Platforms CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY	Dec. 31, 2011 Acquired customer relationships CNY	Dec. 31, 2012 Mobile game product development costs USD ($)	Dec. 31, 2012 Mobile game product development costs CNY	Dec. 31, 2011 Mobile game product development costs CNY
Finite-Lived Intangible Assets [Line Items]
Cost or fair value at acquisition	110,131		102,766		5,210	1,581		59,304	56,429		42,938	42,939		2,679	1,817
Accumulated amortization	(56,223)		(32,665)		(1,416)	(201)		(35,690)	(20,524)		(17,639)	(11,506)		(1,478)	(434)
Impairment	(10,910)									(1,751)	(10,910)
Net value	42,998	$ 6,902	70,101	$ 609	3,794	1,380	$ 3,790	23,614	35,905	$ 2,310	14,389	31,433	$ 193	1,201	1,383

Intangible Assets Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Acquired customer relationships USD ($)	Dec. 31, 2012 Acquired customer relationships CNY
Intangible Assets [Line Items]
Finite lived intangible assets, impairment loss		10,910			$ 1,751	10,910
Amortization expenses recorded in cost of revenues	$ 3,785	23,583	19,686	10,499

Estimated Annual Amortization Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Finite-Lived Intangible Assets [Line Items]
2013	$ 2,653	16,530
2014	2,148	13,382
2015	1,560	9,716
2016	539	3,356
2017	2	14
Total	$ 6,902	42,998

Non-Current Prepayments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Other Assets Noncurrent [Line Items]
Upfront payments for exclusive channel	$ 4,815	30,000
Estimated useful life of exclusive channel			5 years	6 years
Amortization of upfront payments for exclusive channel	225	1,400
Unamortized upfront payments or exclusive channel	$ 4,590	28,600

Accrued Expenses and Other Current Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Current Liabilities [Line Items]
Advances from customers	$ 99	616	564
Accrued payroll and welfare payable	2,608	16,251	10,053
Business tax, value-added tax and other taxes payable	207	1,287	3,802
Accrued initial public offering costs			2,010
Others	231	1,443	1,148
Total	$ 3,145	19,597	17,577

Contingently Redeemable Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	May 31, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	May 31, 2012 Maximum USD ($)	May 31, 2012 Redeemable Common Stock USD ($)
Common Stock Disclosure [Line Items]
Contingently redeemable ordinary shares issued					26,485,961
Proceed from issuance of contingently redeemable ordinary shares					$ 12,000
Contingently redeemable ordinary shares issued, price per-share					$ 0.45307
Market capitalization of the IPO in excess of which triggers forfeiture of redemption right and conversion of Contingently Redeemable Ordinary Shares to the ordinary shares.		300,000		300,000
Description of contingently redeemable ordinary shares	(i) an IPO is consummated on or prior to May 11, 2013 and the market capitalization of the IPO is below US$300,000 or (ii) the IPO has not been consummated on or prior to May 11, 2013. The redemption price shall equal to the Purchase Price plus any interest accrued on the Purchase Price based on the one year USD deposit interest rate for foreign currency deposit established by the People's Bank of China on the Issuance Date.
Percentage of original issuance price holders are entitled to receive in the event of liquidation, dissolution or winding up of the Company	100.00%
Contingently Redeemable Ordinary shares, carrying value		12,142	75,648
Contingently Redeemable Ordinary shares, issuance costs		290	1,813
Contingently Redeemable Ordinary shares, accretion charge		$ 485	3,023

Carrying Value of Contingently Redeemable Ordinary Shares (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Common Stock Equity [Line Items]
Issuance of Contingently Redeemable Ordinary Shares	$ 12,142	75,648
Issuance costs	(290)	(1,813)
Changes in redemption value	485	3,023
Balance as of December 31, 2012	$ 12,337	76,858

Shareholders' Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended						1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011 CNY	Aug. 31, 2011	Aug. 23, 2011	Sep. 25, 2012	Aug. 22, 2011 USD ($)	Aug. 21, 2011 USD ($)	Sep. 25, 2012 Common Class A USD ($)	Dec. 31, 2012 Common Class A	Sep. 25, 2012 Common Class B USD ($)	Dec. 31, 2012 Common Class B	Aug. 23, 2011 VODone Limited USD ($)	Jan. 20, 2011 VODone Limited USD ($)
Class of Stock [Line Items]
Stock issued, shares											2,500,000	1
Common stock, Par value					$ 1	$ 1	$ 0.001		$ 0.001		$ 0.001	$ 1
Ordinary shares, shares authorized					1,000,000	50,000	750,000,000	750,000,000	250,000,000	250,000,000
Number of ordinary shares each of the existing issued and authorized ordinary shares are converted to		1,000
Stock issued pursuant to acquisition			209,999,000
Stock issued, shares							113,112,458		189,617,092
RSUs, vested and exercised				464,750
RSUs, issued and outstanding Class A ordinary shares								464,750
Ordinary shares, shares issued								113,577,208		189,617,092
Ordinary shares, shares outstanding								113,577,208		189,617,092
Cash dividend declared	71,400
Dividends payable	63,000

Changes in Balances of Component of Accumulated Other Comprehensive Loss (Detail) (Accumulated Translation Adjustment) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (68)	(427)	$ (12)	(78)
Other comprehensive income	1	7	(56)	(349)	(12)	(78)
Ending balance	$ (67)	(420)	$ (68)	(427)	$ (12)	(78)

Restricted Net Assets - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Foreign Subsidiaries	Dec. 31, 2012 Domestic Subsidiaries
Statutory Accounting Practices [Line Items]
Minimum required annual after-tax profit to be allocated to the general reserve			10.00%	10.00%
Maximum general reserve appropriated as a percentage of registered capital based on enterprise's PRC statutory accounts			50.00%	50.00%
Total amounts restricted net assets including paid-in capital and statutory reserve funds of the Company's PRC subsidiaries and the net assets of the VIE	$ 5,285	32,926

Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Operating Loss Carryforwards Expiring Two Thousand Fifteen CNY	Dec. 31, 2012 Operating Loss Carryforwards Expiring Two Thousand Sixteen CNY	Dec. 31, 2012 Operating Loss Carryforwards Expiring Two Thousand Seventeen CNY	Dec. 31, 2012 HONG KONG Uni-Force Development Limited ("Uni-Force")	Dec. 31, 2012 HONG KONG OWX Holding	Dec. 31, 2012 HONG KONG 3GUU Group	Dec. 31, 2012 CHINA CNY	Dec. 31, 2011 CHINA CNY	Dec. 31, 2012 CHINA Yitongtianxia USD ($)	Dec. 31, 2012 CHINA Yitongtianxia CNY	Dec. 31, 2015 CHINA Yitongtianxia Expected Future Tax Rate	Dec. 31, 2014 CHINA Yitongtianxia Expected Future Tax Rate	Dec. 31, 2013 CHINA Yitongtianxia Expected Future Tax Rate	Dec. 31, 2012 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") USD ($)	Dec. 31, 2012 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng") CNY	Dec. 31, 2011 CHINA Guangzhou Yingzheng Information Technology Co., Ltd. ("Yingzheng")	Dec. 31, 2016 CHINA Huiyou Digital (Shenzhen) Ltd. ("Huiyou") Expected Future Tax Rate	Dec. 31, 2015 CHINA Huiyou Digital (Shenzhen) Ltd. ("Huiyou") Expected Future Tax Rate	Dec. 31, 2014 CHINA Huiyou Digital (Shenzhen) Ltd. ("Huiyou") Expected Future Tax Rate
Income Tax Disclosure [Line Items]
Income tax expenses, PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%					16.50%	16.50%	16.50%	25.00%
PRC withholding tax rate												10.00%
Enterprise income tax, qualified new software development enterprise tax exemption period (first two years)												2 years
Enterprise income taxes, qualified new software development enterprise tax reduction percentage (subsequent three years)												50.00%
Enterprise income tax, qualified new software development enterprise tax exemption period (subsequent three years)												3 years
Effective Income tax rate														12.50%	12.50%	12.50%	12.50%	12.50%				12.50%	12.50%	12.50%
Unrecognized tax benefit related to tax positions taken in prior period/year														$ 1,415	8,817
Preferential tax rate																			15.00%	15.00%	15.00%
Preferential tax rate, effective period																					3 years
Unrecognized tax benefit related to tax positions taken in the current period/year	770	4,800	5,699	17,093															99	615
Decrease in deferred tax assets related to retrospective application of preferential tax rate																			(127)	(789)
Deferred tax assets, gross	881	5,484	4,316
Valuation allowances	818	5,093	1,909
Net operating losses carried forward	2,427	15,121				3	33	15,085
Net operating losses carried forward expiration dates	Years 2015, 2016 and 2017	Years 2015, 2016 and 2017
Aggregate undistributed earnings of the Company's subsidiaries and the VIE located in the PRC that are available for distribution to non-PRC tax resident parent companies and primary beneficiary company												159,463	103,382
Deferred tax liabilities arising from undistributed earnings of VIE				4,399
Deferred tax liabilities arising from difference between the book basis and the tax basis in the investment				47,033
Unrecognized tax benefits	3,302	20,570	25,262	19,563	4,055
Offset by net operating loss	645	4,021	170
Unrecognized tax benefits that would impact effective tax rate	2,635	16,417	28,014
Unrecognized tax benefits that would impact effective tax rate	2,656	16,549	25,092
Unrecognized tax benefits, income tax expenses for interest and penalties	424	2,643	1,093	63
Unrecognized tax benefits, income tax expenses for interest and penalties		5,395	2,752

Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cayman Islands USD ($)	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2011 Cayman Islands CNY	Dec. 31, 2012 British Virgin Islands USD ($)	Dec. 31, 2012 British Virgin Islands CNY	Dec. 31, 2012 HONG KONG USD ($)	Dec. 31, 2012 HONG KONG CNY	Dec. 31, 2011 HONG KONG CNY	Dec. 31, 2010 HONG KONG CNY	Dec. 31, 2012 CHINA USD ($)	Dec. 31, 2012 CHINA CNY	Dec. 31, 2011 CHINA CNY	Dec. 31, 2010 CHINA CNY
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Income (loss) before income taxes and noncontrolling interests	$ (3,718)	(23,162)	127,416	59,360	$ (6,980)	(43,486)	34,263	$ (3,031)	(18,881)	$ 862	5,369	6,585	9,407	$ 5,431	33,836	86,568	49,953

Current and Deferred Components of Income Tax Benefit Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense (benefit)	$ (958)	(5,969)	19,294	21,593
Deferred tax benefit	(437)	(2,720)	(55,221)	(2,946)
Income tax expense (benefit)	$ (1,395)	(8,689)	(35,927)	18,647

Reconciliation of Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY		Dec. 31, 2010 CNY
Schedule Of Effective Tax Rates Line Items
Income (loss) before income taxes and noncontrolling interests	$ (3,718)	(23,162)	127,416		59,360
Income tax expense (benefit) computed at the PRC statutory tax rate of 25%	(930)	(5,791)	31,854		14,840
Foreign tax rate differential	1,939	12,081	(10,565)		2,408
Deemed profits taxation basis differential in Shenzhen Douwan			(18,118)	[1]
Non-deductible expenses	262	1,630	2,983		98
Non-taxable income					(33)
Effect of change in tax status/rate	(1,387)	(8,643)
Withholding tax on dividend distribution			7,000
Effect of tax holidays	(2,736)	(17,045)			(11)
Outside basis differences in the VIE			(51,432)
Current/deferred rate differential	513	3,196	(108)		471
Increase in valuation allowance	511	3,184	1,073		811
Interest and penalties on unrecognized tax benefits	424	2,643	1,386		63
Others	9	56
Income tax expense (benefit)	$ (1,395)	(8,689)	(35,927)		18,647

[1]	Deemed taxation basis differential in Shenzhen Douwan represents the difference in income tax expense calculated at the PRC statutory tax rate of 25% on income before taxes versus on deemed profits calculated at 30% of net revenue. Shenzhen Douwan adopted the methodology of deemed profits basis in year 2011.

Reconciliation of Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Income tax expenses, PRC statutory tax rate	25.00%	25.00%	25.00%
CHINA
Schedule Of Effective Tax Rates Line Items
Income tax expenses, PRC statutory tax rate	25.00%
Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") | Deemed Profit Method
Schedule Of Effective Tax Rates Line Items
Deemed profits, percentage of net revenue	30.00%
Shenzhen Douwan Network Technology Co., Ltd. ("Shenzhen Douwan") | CHINA
Schedule Of Effective Tax Rates Line Items
Income tax expenses, PRC statutory tax rate	25.00%

Aggregate Amount and Per Share Effect of Tax Holidays (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Earnings Per Share, Basic USD ($)	Dec. 31, 2012 Earnings Per Share, Basic CNY	Dec. 31, 2012 Earnings Per Share, Diluted USD ($)	Dec. 31, 2012 Earnings Per Share, Diluted CNY
Income Tax Holiday [Line Items]
Aggregate amount	$ 2,736	17,045	11
Effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
Effect of tax holiday on earnings per share				$ 0.01	0.06	$ 0.01	0.06

Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets, current portion:
Accrued expenses	$ 299	1,861	1,774
Less: Valuation allowance	(257)	(1,599)	(283)
Deferred tax assets, current portion, net	42	262	1,491
Deferred tax assets, non-current portion:
Intangible assets and property and equipment	76	473	388
Government grants	52	323	538
Net operating loss carryforwards	454	2,827	1,616
Less: Valuation allowance	(561)	(3,494)	(1,626)
Deferred tax assets, non-current portion, net	21	129	916
Deferred tax liabilities, non-current portion:
Intangible assets	1,259	7,844	12,580
Deferred tax liabilities, non-current portion, net	$ 1,259	7,844	12,580

Roll Forward of Accrued Unrecognized Tax Benefits Excluding Interest and Penalties (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at the beginning of year	$ 4,055	25,262	19,563
Increase from business acquisitions				2,470
Increase related to current year tax positions	770	4,800	5,699	17,093
Decrease related to prior year tax position.	(1,513)	(9,432)
Lapse of statute of limitations	(10)	(60)
Balance at the end of year	$ 3,302	20,570	25,262	19,563

Share-Based Payments - Additional Information (Detail)	1 Months Ended	12 Months Ended							1 Months Ended			12 Months Ended					1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended							1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended						1 Months Ended
	Feb. 06, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Oct. 28, 2011	Oct. 27, 2011	Feb. 29, 2012 VODone Limited	Nov. 04, 2010 VODone Limited CNY	Nov. 04, 2010 VODone Limited HKD	Dec. 31, 2012 VODone Limited USD ($)	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2010 VODone Limited USD ($)	Dec. 31, 2010 VODone Limited CNY	Dec. 31, 2010 VODone Limited HKD	Oct. 26, 2010 Dragon Joyce Group CNY	Jul. 30, 2010 Dragon Joyce Group CNY	Oct. 27, 2011 Dragon Joyce Group CNY	Dec. 31, 2010 Dragon Joyce Group CNY	Jul. 30, 2010 Dragon Joyce Group CNY	Oct. 31, 2011 3GUU Group	Jan. 03, 2011 3GUU Group CNY	Dec. 31, 2011 3GUU Group CNY	Oct. 29, 2011 3GUU Group CNY	Jan. 03, 2011 3GUU Group CNY	Dec. 31, 2011 3GUU Group USD ($)	Oct. 31, 2010 3GUU Group CNY	Oct. 27, 2011 Dragon Joyce and OWX Holding	Oct. 27, 2011 OWX Holding	Oct. 28, 2011 OWX Holding CNY	Dec. 31, 2010 OWX Holding CNY	Oct. 26, 2010 OWX Holding CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSUs) CNY	Dec. 31, 2011 Restricted Stock Units (RSUs) USD ($)	Aug. 24, 2011 Restricted Stock Units (RSUs) Director	Dec. 31, 2012 Granted To Employees Of VODone CNY	Feb. 28, 2012 2011 Share Option Scheme USD ($) Installment	Feb. 28, 2012 2011 Share Option Scheme CNY	Dec. 31, 2012 2011 Share Option Scheme USD ($)	Dec. 31, 2012 2011 Share Option Scheme CNY	Dec. 31, 2011 2011 Share Option Scheme	Feb. 06, 2012 2011 Share Option Scheme USD ($)	Feb. 06, 2012 2011 Share Option Scheme CNY	Nov. 15, 2011 2011 Share Option Scheme	Feb. 28, 2012 2011 Share Option Scheme Granted To Employees Of VODone USD ($) Installment	Feb. 06, 2012 2011 Share Option Scheme Granted To Employees Of VODone
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares									2,431,592	5,900,000	5,900,000																												2,431,592	23,404,120	23,404,120							2,431,592
Granted, exercise price										1.93	2.25						1,723	1,738					1,708																3.81	$ 0.605								$ 0.605
Vested options, contractual life										3 years	3 years						2 years	2 years					2 years																4 years 1 month 6 days
Share-based compensation		$ 2,259,000	14,075,000		815,000	6,853,000							2,741,000	$ 2,741,000										992,000										4,112,000
Weighted-average fair value of options granted						4,112,000										550	3,771,000		3,935,000								661,000	992,000			3,935,000		3,771,000
Weighted-average fair value of options vested															2,741,000
Percentage of options granted																		0.72%			0.72%		0.61%		0.61%	0.61%					2.20%
Percentage of options settled							1.29%	0.44%																	0.61%
Shares issued to settle options																						229,550							418,268	418,266
Percentage of options for which exercised price is modified from RMB to US$																													0.29%	0.91%
Reversal of Share-based compensation				29,000	177,000
Shares issued, exchanging of 3GUU BVI with ordinary shares of the Company																						15,917.82
Shares approved for issuance																																															30,394,955
Share Option Scheme, contractual term																																												10 years
Granted, contractual life																																								5 years	5 years							5 years
Share options description																																								(i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.	(i) 25% of the share options are vested and exercisable by each grantee on the first anniversary of the date of grant; and (ii) the remaining 75% of the share options are vested and exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant.
Vesting percentage, on first anniversary date of grant/IPO Date																																					25.00%								25.00%	25.00%			25.00%
Vesting percentage, equal quarterly tranches beginning one calendar quarter after the first anniversary of the date of grant																																													75.00%	75.00%			75.00%
Number of quarterly installments in which the remaining 75% of options vest																																								12	12							12
Grant date fair value of options granted	3.25																		4,269	3,547	2,952				2,523	1,883					2,895	3,722	3,722						0.95		0.95
Compensation cost for awards granted																																													3,568,000	22,230,000
Compensation cost of additional paid in capital																																			449,000	2,798,000						1,810,000	11,277,000
Dividend distribution to controlling parent company												371,000	2,313,000
Unrecognized share-based compensation cost		1,765,000	10,996,000																																652	4,060
Sharebased compensation, forfeitures weighted average period		1 year 9 months 15 days	1 year 9 months 15 days																																1 year 9 months	1 year 9 months
Granted, shares		2,498,000	2,498,000	1,220,000	1,220,000																																1,220,000	639,000
Restricted shares issuance subscription price																																					$ 0.001
Vesting percentage, upon the consummation of IPO																																					25.00%
Vesting percentage, on second anniversary of IPO Date																																					25.00%
Vesting percentage, on third anniversary of IPO Date																																					25.00%
Weighted-average fair value of restricted stock granted																																			$ 0.59	3.68
Sharebased compensation, total fair value of RSUs vested																																			$ 519,000	3,234,000

Shares Options Granted (Detail) (CNY)	1 Months Ended	12 Months Ended
	Feb. 06, 2012	Dec. 31, 2012 Granted to the Group's employees	Dec. 31, 2012 Granted To Employees Of VODone	Dec. 31, 2012 VODone Limited	Dec. 31, 2010 VODone Limited
Number of shares
Beginning Balance				6,200,000	5,000,000
Granted		23,404,120	2,431,592		5,900,000
Forfeited		(535,912)
Exercised					(4,700,000)
Ending Balance		22,868,208	2,431,592	6,200,000	6,200,000
Vested and expected to vest at December 31, 2012		22,868,208	2,431,592
Vested at December 31, 2012				6,200,000
Exercisable at December 31, 2012				6,200,000
Weighted average Excercise price
Beginning Balance				1.89	1.48
Granted		3.81	3.81		1.93
Forfeited		3.81
Exercised					1.5
Ending Balance		3.81	3.81	1.89	1.89
Vested and expected to vest at December 31, 2012		3.81	3.81
Vested at December 31, 2012				1.89
Exercisable at December 31, 2012		3.81	3.81	1.89
Weighted average grant date fair value per share
Beginning Balance				0.46	0.34
Granted	3.25	0.95	0.95		0.47
Forfeited		0.95
Exercised					0.34
Ending Balance		0.95	0.95	0.46	0.46
Vested and expected to vest at December 31, 2012		0.95	0.95
Vested at December 31, 2012				0.46
Exercisable at December 31, 2012		0.95	0.95	0.46
Weighted average remaining contractual term
Ending Balance		4 years 1 month 6 days	4 years 1 month 6 days	10 months 21 days
Vested and expected to vest at December 31, 2012		4 years 1 month 6 days	4 years 1 month 6 days	10 months 21 days
Exercisable at December 31, 2012		4 years 1 month 6 days	4 years 1 month 6 days	10 months 21 days
Aggregate intrinsic value
Beginning Balance
Ending Balance
Vested at December 31, 2012
Vested and expected to vest at December 31, 2012
Exercisable at December 31, 2012

Grant Date Fair Value of Equity Awards Estimated Using Black-Scholes Option Pricing Model (Detail) (CNY)	1 Months Ended
	Feb. 06, 2012	Nov. 18, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.75%	0.26%
Dividend yield	2.00%	0.60%
Expected volatility range	51.64%	53.12%
Weighted average expected life	5 years	1 year
Estimated forfeiture rate
Fair value of the Company's ordinary shares	3.25

Grant Date and Settlement Date Fair Value of Liability Awards (Detail) (CNY)	1 Months Ended		12 Months Ended
	Feb. 06, 2012	Nov. 18, 2010	Oct. 27, 2011 Dragon Joyce Group	Dec. 31, 2010 Dragon Joyce Group	Jul. 30, 2010 Dragon Joyce Group	Oct. 28, 2011 OWX Holding	Dec. 31, 2010 OWX Holding	Oct. 26, 2010 OWX Holding	Oct. 29, 2011 3GUU Group	Jan. 03, 2011 3GUU Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.75%	0.26%	3.04%	3.28%	2.28%	3.07%	3.32%	2.34%	3.14%	3.34%
Dividend yield
Expected volatility range	51.64%	53.12%	50.19%	48.42%	59.00%	60.82%	41.05%	56.00%	47.02%	52.74%
Weighted average expected life	5 years	1 year	9 months 4 days	1 year 6 months 29 days	2 years	11 months 27 days	1 year 9 months 26 days	2 years	1 year 2 months 5 days	2 years
Suboptimal exercise factor			3	3	3	3	3	3	3	3
Estimated forfeiture rate
Fair value of equity interest	3.25		4,269	3,547	2,952	2,895	3,722	3,722	2,523	1,883

Grant Date and Settlement Date Fair Value of Liability Awards (Parenthetical) (Detail)	Jul. 30, 2010 Dragon Joyce Group	Oct. 28, 2011 OWX Holding	Oct. 29, 2011 3GUU Group	Jan. 03, 2011 3GUU Group
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option to purchase equity interest	0.72%	2.20%	0.61%	0.61%

Restricted Stock Unit granted (Detail) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RSUs granted by the Company, outstanding RSUs
Beginning Balance	1,220,000
Granted	2,498,000	1,220,000
Cancelled	(1,859,000)
Vested	(464,750)
Forfeited
Ending Balance	1,394,250	1,220,000
RSUs granted by the Company, Weight average grant date fair value
Beginning Balance	4,856
Granted	8,978	4,856
Cancelled	(6,986)
Vested	(1,712)
Forfeited
Ending Balance	5,136	4,856

Related Party Transactions (Detail) In Thousands, unless otherwise specified	12 Months Ended																																					1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Predecessor USD ($)	Dec. 31, 2012 Predecessor CNY	Dec. 31, 2011 Predecessor CNY	Dec. 31, 2010 Predecessor CNY	Dec. 31, 2010 Kuailefeng Predecessor CNY	Dec. 31, 2011 Shenzhen Provider Technology Co Ltd Predecessor CNY	Dec. 31, 2010 Shenzhen Provider Technology Co Ltd Predecessor CNY	Dec. 31, 2011 Shenzhen Huazhongtianxun Technology Co Ltd Predecessor CNY	Dec. 31, 2010 Shenzhen Huazhongtianxun Technology Co Ltd Predecessor CNY	Dec. 31, 2011 Beijing Shidaixunda Technology Co Ltd Predecessor CNY	Dec. 31, 2010 Beijing Shidaixunda Technology Co Ltd Predecessor CNY	Dec. 31, 2012 VODone Limited USD ($)	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2011 VODone Limited CNY	Dec. 31, 2010 VODone Limited CNY	Dec. 31, 2012 VODone Limited Predecessor USD ($)	Dec. 31, 2012 VODone Limited Predecessor CNY	Dec. 31, 2011 VODone Limited Predecessor CNY	Dec. 31, 2010 VODone Limited Predecessor CNY	Dec. 31, 2012 Bright Way Technology Limited CNY	Dec. 31, 2011 Bright Way Technology Limited CNY	Dec. 31, 2010 Bright Way Technology Limited CNY	Dec. 31, 2011 Bright Way Technology Limited Predecessor CNY	Dec. 31, 2010 Bright Way Technology Limited Predecessor CNY	Dec. 31, 2011 Dragon Joyce Group Predecessor CNY	Dec. 31, 2010 Dragon Joyce Group Predecessor CNY	Dec. 31, 2011 OWX Holding Predecessor CNY	Dec. 31, 2010 OWX Holding Predecessor CNY	Dec. 31, 2011 Technical Support Services CNY	Dec. 31, 2010 Technical Support Services CNY	Dec. 31, 2011 Technical Support Services Kuailefeng CNY	Dec. 31, 2010 Technical Support Services Kuailefeng CNY	Dec. 31, 2011 Reseller Right CNY	Dec. 31, 2010 Reseller Right CNY	Jan. 31, 2010 Reseller Right Kuailefeng USD ($)	Jan. 31, 2010 Reseller Right Kuailefeng CNY	Dec. 31, 2011 Reseller Right Kuailefeng CNY	Dec. 31, 2010 Reseller Right Kuailefeng CNY	Dec. 31, 2010 Related Mobile Phone Service Beijing Changshi Jiaren Technology Development Co Ltd Predecessor CNY	Dec. 31, 2010 Contents Installation Service Predecessor CNY
Related Party Transaction [Line Items]
Revenues on feature phone games		13,752	60,650			7,667	31,925	298	3,352	18,264	2,072	11,132	2,243	2,475																		4,661	5,939	4,661	5,939	1,424	22,488	$ 1,424	22,488	1,424	22,488	54	298
Raw materials purchased on behalf by																							0	116	3,553	116	3,553
Temporary funding				659	4,104	4,551	1,231												659	4,104	4,551	1,231
Raw materials purchased from																							0	658	1,454	658	1,454
Share-based compensation expenses						(177)	6,853															2,741						610	1,970	(787)	2,142
Acquisition consideration paid																		275,879
Acquisition-related costs paid																		910
Deemed dividend	30,616	30,278													$ 5,285	32,929	30,278

Related Party Transactions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Reseller Right CNY	Dec. 31, 2010 Reseller Right CNY	Feb. 29, 2012 VODone Limited	Nov. 04, 2010 VODone Limited	Dec. 31, 2012 VODone Limited USD ($)	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2010 VODone Limited USD ($)	Dec. 31, 2010 VODone Limited CNY	Dec. 31, 2012 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited USD ($)	Dec. 31, 2011 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited USD ($)	Dec. 31, 2010 Bright Way Technology Limited And Shenzhen Tastech Electronic Company Limited VODone Limited CNY	Dec. 31, 2012 3GUU Group CNY	Dec. 31, 2010 3GUU Group	Dec. 31, 2010 3GUU Group VODone Limited CNY	Dec. 31, 2011 Dragon Joyce and OWX Holding CNY	Dec. 31, 2010 Dragon Joyce and OWX Holding CNY	Jan. 31, 2010 Kuailefeng Reseller Right USD ($)	Jan. 31, 2010 Kuailefeng Reseller Right CNY	Dec. 31, 2011 Kuailefeng Reseller Right CNY	Dec. 31, 2010 Kuailefeng Reseller Right CNY	Dec. 31, 2010 Kuailefeng Contents installation service CNY	Dec. 31, 2012 Bright Way Technology Limited CNY	Dec. 31, 2011 Bright Way Technology Limited CNY	Dec. 31, 2010 Bright Way Technology Limited CNY	Dec. 31, 2011 Dragon Joyce Group CNY	Dec. 31, 2011 OWX Group CNY
Related Party Transaction [Line Items]
Revenue from related party			13,752	60,650	1,424	22,488															$ 1,424	22,488	1,424	22,488	298
Raw materials purchased on behalf by																										0	116	3,553
Raw materials purchased from																										0	658	1,454
Share-based compensation	2,259	14,075	815	6,853						2,741	2,741								177	4,112
Acquisition consideration paid															77,463			198,416
Business acquisition, interest acquired																	70.00%	70.00%
Business acquisition, transaction related cost												910
Amount of ordinary shares returned	1,975	12,302							2,940	18,314			18,314	17,507		12,302													12,771	17,507
Share option granted to the employees shares							2,431,592	5,900,000
Share option granted to the employees									$ 371	2,313

Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Kuailefeng CNY	Dec. 31, 2012 Mr Wang Yongchao CNY	Dec. 31, 2011 Mr Wang Yongchao CNY	Dec. 31, 2012 VODone Limited USD ($)	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2011 VODone Limited CNY	Dec. 31, 2011 Bright Way Technology Limited CNY
Amounts due from related parties:
Amounts due from related parties			1,349	1,347		2
Amounts due to related parties:
Amounts due to related parties	$ 159	991	6,542		3		$ 159	988	6,490	52

Employee Defined Contribution Plan - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Defined Contribution Plan Disclosure [Line Items]
Employee Defined Contribution Plan, amount expensed	$ 1,011	6,297	4,961	1,583

Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
2013	$ 619	3,855
2014	557	3,469
2015	451	2,808
2016	63	393
2017 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 1,690	10,525

Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 31, 2012 Vogins Network Technology (Shanghai) Limited Co., Ltd. USD ($)
Commitments and Contingencies Disclosure [Line Items]
Business acquisition, equity interest acquired			51.00%
Business acquisition, aggregate purchase price of cash			$ 1,020
Unrecognized tax benefits	$ 3,302	20,570

Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of segments	2

Segment Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Games USD ($)	Dec. 31, 2012 Games CNY	Dec. 31, 2011 Games CNY	Dec. 31, 2010 Games CNY	Dec. 31, 2012 Handset Design USD ($)	Dec. 31, 2012 Handset Design CNY	Dec. 31, 2011 Handset Design CNY	Dec. 31, 2010 Handset Design CNY	Dec. 31, 2012 Unallocated Amount to Segment USD ($)	Dec. 31, 2012 Unallocated Amount to Segment CNY	Dec. 31, 2011 Unallocated Amount to Segment CNY	Dec. 31, 2010 Unallocated Amount to Segment CNY	Dec. 31, 2012 Consolidated Totals USD ($)	Dec. 31, 2012 Consolidated Totals CNY
Segment Reporting Information [Line Items]
Net revenues	$ 30,110	[1]	187,593	[1]	243,488	[1]	125,411	[1]	$ 27,638	172,185	204,794	110,071	$ 2,472	15,408	38,694	15,340					$ 30,110	187,593
Cost of revenues	(14,724)	[2]	(91,730)	[2]	(108,348)	[2]	(42,910)	[2]	(12,019)	(74,878)	(79,311)	(32,827)	(2,705)	(16,852)	(29,037)	(10,083)					(14,724)	(91,730)
Gross profit	15,386		95,863		135,140		82,501		15,619	97,307	125,483	77,244	(233)	(1,444)	9,657	5,257					15,386	95,863
Selling expenses	(2,542)		(15,838)		(7,561)		(952)		(2,521)	(15,706)	(7,277)	(952)	(21)	(132)	(284)						(2,542)	(15,838)
General and administrative expenses	(5,719)		(35,633)		(16,263)		(11,817)		(2,084)	(12,981)	(7,322)	(9,001)	(617)	(3,842)	(2,653)	(2,816)	(3,018)	(18,810)	(6,288)		(5,719)	(35,633)
Research and development expenses	(5,629)		(35,071)		(24,566)		(8,377)		(5,519)	(34,386)	(24,566)	(8,377)	(110)	(685)							(5,629)	(35,071)
Impairment of goodwill	(5,380)		(33,517)										(5,380)	(33,517)							(5,380)	(33,517)
Impairment of intangible assets			(10,910)										(1,751)	(10,910)							(1,751)	(10,910)
Listing expenses																	(2,778)	(17,307)			(2,778)	(17,307)
Interest income	237		1,474		927		70		233	1,447	921	70	4	27	6						237	1,474
Other income	72		451		293				72	451	293										72	451
Changes in fair value of contingently returnable consideration assets	4,386		27,326		39,446		(2,065)										4,386	27,326	39,446	(2,065)	4,386	27,326
Income (loss) before income taxes and noncontrolling interests	(3,718)		(23,162)		127,416		59,360		5,800	36,132	87,532	58,984	(8,108)	(50,503)	6,726	2,441	(1,410)	(8,791)	33,158	(2,065)	(3,718)	(23,162)
Income tax (expense) benefit	1,395		8,689		35,927		(18,647)		1,083	6,743	37,498	(16,866)	312	1,946	(1,571)	(1,781)					1,395	8,689
Net income	(2,323)		(14,473)		163,343		40,713		6,883	42,875	125,030	42,118	(7,796)	(48,557)	5,155	660	(1,410)	(8,791)	33,158	(2,065)	(2,323)	(14,473)
Total assets	144,010		897,194		950,430		853,644		127,376	793,558	825,866	731,534	9,476	59,038	116,831	122,110	7,158	44,598	7,733		144,010	897,194
Total liabilities	9,307		57,988		154,252		119,668		(8,599)	(53,578)	75,184	106,828	(634)	(3,952)	8,557	12,840	(74)	(458)	70,511		(9,307)	(57,988)
Capital expenditure					16,593		341		6,716	41,843	16,419	341	27	169	174						6,743	42,012
Depreciation and amortization expense					21,270		10,717		$ 3,789	23,605	18,861	10,144	$ 391	2,440	2,409	573					$ 4,180	26,045

[1]	Net revenues from related parties Games 60,352 13,752 - - Handset design 298 - - - Total net revenues from related parties 60,650 13,752 - -
[2]	Cost of revenues to related parties Handset design (1,454) (774) - -

Basic and Diluted Earnings Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Common Class A USD ($)	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2010 Common Class A CNY	Dec. 31, 2012 Common Class A Stock Options	Dec. 31, 2011 Common Class A Stock Options	Dec. 31, 2010 Common Class A Stock Options	Dec. 31, 2012 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2011 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2010 Common Class A Restricted Stock Units (RSUs)	Dec. 31, 2012 Common Class B USD ($)	Dec. 31, 2012 Common Class B CNY	Dec. 31, 2011 Common Class B CNY	Dec. 31, 2010 Common Class B CNY	Dec. 31, 2012 Common Class B Stock Options	Dec. 31, 2011 Common Class B Stock Options	Dec. 31, 2010 Common Class B Stock Options	Dec. 31, 2012 Common Class B Restricted Stock Units (RSUs)	Dec. 31, 2011 Common Class B Restricted Stock Units (RSUs)	Dec. 31, 2010 Common Class B Restricted Stock Units (RSUs)
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share-basic	$ (2,808)	(17,496)	163,343	40,713	$ (1,041)	(6,487)	56,609	3,069							$ (1,745)	(10,874)	94,897	25,429
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	302,853,059	302,853,059	244,594,415	212,500,000	113,235,967	113,235,967	54,977,323	22,882,908							189,617,092	189,617,092	189,617,092	189,617,092
Denominator used for earnings (loss) per share	302,853,059	302,853,059	244,594,415	212,500,000	113,235,967	113,235,967	54,977,323	22,882,908							189,617,092	189,617,092	189,617,092	189,617,092
Earnings (loss) per share-basic	$ (0.01)	(0.06)	0.62	0.13	$ (0.01)	(0.06)	0.62	0.13							$ (0.01)	(0.06)	0.62	0.13
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share-diluted					(1,041)	(6,487)	56,598	3,069							(1,745)	(10,874)	94,878	25,429
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares					(1,745)	(10,874)	94,878	25,429
Net income (loss) attributable to ordinary shareholders					$ (2,786)	(17,361)	151,476	28,498							$ (1,745)	(10,874)	94,878	25,429
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	302,853,059	302,853,059	244,594,415	212,500,000	113,235,967	113,235,967	54,977,323	22,882,908							189,617,092	189,617,092	189,617,092	189,617,092
Conversion of Class B to Class A ordinary shares					189,617,092	189,617,092	189,617,092	189,617,092
Dilutive effect of convertible securities:
Dilutive effect of convertible securities attributable to share based compensation
Denominator used for earnings (loss) per share	302,853,059	302,853,059	244,594,415	212,500,000	302,853,059	302,853,059	244,594,415	212,500,000							189,617,092	189,617,092	189,617,092	189,617,092
Earnings (loss) per share-diluted	$ (0.01)	(0.06)	0.62	0.13	$ (0.01)	(0.06)	0.62	0.13							$ (0.01)	(0.06)	0.62	0.13

Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended				12 Months Ended
	Dec. 31, 2012 First batch of Warrants	Dec. 31, 2012 Second batch of Warrants	Feb. 28, 2013 Options Granted American Depository Share	Feb. 28, 2013 Stock Option Plan 2011	Feb. 28, 2013 Stock Option Plan 2011 Employee Stock Option	Feb. 28, 2013 Stock Option Plan 2011 Non Employee Stock Awards	Dec. 31, 2012 Warrant
Subsequent Event [Line Items]
Equity awards granted for consultancy service	250,000	250,000	60,000				500,000
Equity awards issued for consultancy service, exercise price							$ 8.5
Equity awards issued for consultancy service, exercise period							5 years
Warrants issuance date		Feb 7, 2013
Options granted			970,100		2,539,495	200,000
Option exercise price			$ 6.5	$ 0.605
Option contract term				5 years
Option vesting percentage on first anniversary			25.00%
Option vesting percentage on 12 equal quarterly tranches			75.00%